UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           OPPENHEIMER MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: SEPTEMBER 30

                   Date of reporting period: DECEMBER 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--102.9%
----------------------------------------------------------------------------------------------------------------
ALABAMA--1.7%
$        100,000   AL 21st Century Authority
                   Tobacco Settlement                     5.250%    12/01/2006     12/01/2006     $      101,227
----------------------------------------------------------------------------------------------------------------
       1,000,000   AL Docks Department 5                  6.150     10/01/2014     10/01/2006 1        1,038,060
----------------------------------------------------------------------------------------------------------------
          60,000   AL Docks Department                    6.300     10/01/2021     10/01/2006 1           62,416
----------------------------------------------------------------------------------------------------------------
          30,000   AL HFA                                 5.750     04/01/2012     04/01/2009 1           31,033
----------------------------------------------------------------------------------------------------------------
         145,000   AL HFA 5                               5.750     10/01/2016     04/01/2007 1          150,271
----------------------------------------------------------------------------------------------------------------
          40,000   AL HFA (Collateralized Home
                   Mortgage) 5                            6.000     10/01/2021     04/01/2007 1           41,315
----------------------------------------------------------------------------------------------------------------
          65,000   AL Higher Education Loan Corp.
                   (Student Loan) 5                       6.150     09/01/2010     03/01/2006 1           65,773
----------------------------------------------------------------------------------------------------------------
         100,000   AL Private Colleges &
                   Universities Facilities
                   Authority (Tuskegee
                   University) 5                          5.750     09/01/2026     09/01/2006 1          103,277
----------------------------------------------------------------------------------------------------------------
          25,000   AL Public Health Care Authority        6.000     10/01/2025     04/01/2006 1           25,659
----------------------------------------------------------------------------------------------------------------
       4,505,000   Bay Minette, AL Industrial
                   Devel. Board (B.F. Goodrich)           6.500     02/15/2009     02/15/2006 1        4,513,199
----------------------------------------------------------------------------------------------------------------
         100,000   Bayou La Batre, AL Utilities
                   Board (Water & Sewer)                  5.750     03/01/2027     03/01/2007 1          103,956
----------------------------------------------------------------------------------------------------------------
          15,000   Birmingham, AL Multifamily Hsg.
                   (Ascend Care Hsg.-Beaconview)          5.750     07/01/2030     07/01/2012 1           15,274
----------------------------------------------------------------------------------------------------------------
          30,000   Birmingham, AL Private
                   Educational Building Authority
                   (Birmingham-Southern College)          6.000     12/01/2021     06/01/2008 1           30,682
----------------------------------------------------------------------------------------------------------------
          35,000   Colbert County-Northwest, AL
                   Health Care Authority (Helen
                   Keller Hospital)                       5.750     06/01/2015     06/01/2006 1           35,762
----------------------------------------------------------------------------------------------------------------
         175,000   Courtland, AL Industrial Devel.
                   Board (Champion International
                   Corp.)                                 5.700     10/01/2028     08/01/2011 1          178,988
----------------------------------------------------------------------------------------------------------------
         240,000   Courtland, AL Industrial Devel.
                   Board (Champion International
                   Corp.)                                 5.750     11/01/2027     11/01/2009 1          244,018
----------------------------------------------------------------------------------------------------------------
       1,650,000   Courtland, AL Industrial Devel.
                   Board (Champion International
                   Corp.)                                 6.000     08/01/2029     08/01/2011 1        1,728,639
----------------------------------------------------------------------------------------------------------------
         190,000   Courtland, AL Industrial Devel.
                   Board (Champion International
                   Corp.)                                 6.700     11/01/2029     11/01/2009 1          203,796
----------------------------------------------------------------------------------------------------------------
       3,175,000   Fairfield, AL Industrial Devel.
                   Board (USX Corp.)                      6.700     12/01/2024     06/01/2006 1        3,212,306
----------------------------------------------------------------------------------------------------------------
           5,000   Huntsville, AL Industrial Devel.
                   Board (Coltec Industries)              9.875     10/01/2010     04/01/2006 1            5,007
----------------------------------------------------------------------------------------------------------------
         100,000   Jefferson County, AL Sewer             5.375     02/01/2027     02/01/2007 1          101,866
----------------------------------------------------------------------------------------------------------------
          25,000   Mobile, AL Industrial Devel.
                   Board (International Paper Corp.)      6.700     03/01/2024     03/01/2010 1           26,822
----------------------------------------------------------------------------------------------------------------
          40,000   Montgomery, AL Medical Clinic
                   Board (Jackson Hospital & Clinic)      6.000     03/01/2026     03/01/2006 1           40,965
----------------------------------------------------------------------------------------------------------------
          60,000   Montgomery, AL Medical Clinic
                   Board (Jackson Hospital & Clinic)      7.000     03/01/2015     03/01/2006 1           60,137
----------------------------------------------------------------------------------------------------------------

1           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
ALABAMA CONTINUED
----------------------------------------------------------------------------------------------------------------
$        195,000   Montgomery, AL Medical Clinic
                   Board (Jackson Hospital & Clinic)      7.375%    03/01/2006     03/01/2006 1   $      195,361
----------------------------------------------------------------------------------------------------------------
          25,000   Parrish, AL Industrial Devel.
                   Board Pollution Control (Alabama
                   Power Company)                         5.500     01/01/2024     01/01/2006 1           25,041
----------------------------------------------------------------------------------------------------------------
      15,000,000   Phenix City, AL Industrial
                   Devel. Board (Meadwestvaco) 5          6.350     05/15/2035     05/15/2012 1       16,179,300
----------------------------------------------------------------------------------------------------------------
          65,000   Tuskegee, AL GO Warrants               5.875     03/01/2008     03/01/2006 1           65,048
----------------------------------------------------------------------------------------------------------------
         775,000   Tuskegee, AL GO Warrants               7.000     01/01/2021     01/01/2006 1          775,915
                                                                                                  --------------
                                                                                                      29,361,113
----------------------------------------------------------------------------------------------------------------
ALASKA--2.6%
      73,000,000   AK HFC                                 5.780 6   06/01/2037     12/01/2007 1       12,022,370
----------------------------------------------------------------------------------------------------------------
       7,715,000   AK HFC DRIVERS 7                      13.224 8   06/01/2008     12/01/2021 1        8,717,487
----------------------------------------------------------------------------------------------------------------
       2,845,000   AK HFC, Series A                       6.000     06/01/2027     06/01/2007 1        2,946,396
----------------------------------------------------------------------------------------------------------------
         385,000   AK HFC, Series A-1                     5.500     12/01/2017     12/01/2007 1          398,163
----------------------------------------------------------------------------------------------------------------
          15,000   AK HFC, Series A-2                     5.900     06/01/2014     12/01/2009 1           15,478
----------------------------------------------------------------------------------------------------------------
          40,000   AK HFC, Series C                       5.800     06/01/2029     06/01/2010 1           40,612
----------------------------------------------------------------------------------------------------------------
       5,000,000   AK Industrial Devel. & Export
                   Authority                              5.200     04/01/2018     04/01/2008 1        5,176,400
----------------------------------------------------------------------------------------------------------------
          25,000   AK Industrial Devel. & Export
                   Authority, Series A                    5.250     04/01/2023     04/01/2008 1           25,918
----------------------------------------------------------------------------------------------------------------
          45,000   AK Industrial Devel. & Export
                   Authority, Series A                    5.900     04/01/2017     04/01/2007 1           47,060
----------------------------------------------------------------------------------------------------------------
       7,395,000   AK Northern Tobacco
                   Securitization Corp. (TASC)            5.500     06/01/2029     06/01/2011 1        7,562,349
----------------------------------------------------------------------------------------------------------------
          25,000   AK Northern Tobacco
                   Securitization Corp. (TASC)            6.200     06/01/2022     06/19/2008 2           26,140
----------------------------------------------------------------------------------------------------------------
       6,345,000   AK Northern Tobacco
                   Securitization Corp. (TASC)            6.500     06/01/2031     06/01/2010 1        6,639,916
----------------------------------------------------------------------------------------------------------------
          30,000   AK Student Loan Corp.                  5.750     07/01/2014     07/01/2007 1           30,907
                                                                                                  --------------
                                                                                                      43,649,196
----------------------------------------------------------------------------------------------------------------
ARIZONA--1.2%
         130,000   AZ University Medical Center           5.000     07/01/2021     07/01/2006 1          130,144
----------------------------------------------------------------------------------------------------------------
       1,600,000   Goodyear, AZ IDA Water & Sewer
                   (Litchfield Park Service Company)      6.750     10/01/2031     10/01/2011 1        1,737,424
----------------------------------------------------------------------------------------------------------------
       2,395,000   Hassayampa, AZ Community
                   Facilities District (Hassayampa
                   Village Community) 7                   7.750     07/01/2021     07/01/2006 1        2,578,218
----------------------------------------------------------------------------------------------------------------
       1,365,000   Litchfield, AZ Park Community
                   Facility District                      6.375     07/15/2026     07/15/2012 1        1,450,913
----------------------------------------------------------------------------------------------------------------
       1,870,000   Maricopa County, AZ IDA
                   (Christian Care Mesa II) 5             6.000     01/01/2014     07/01/2011 2        1,906,858
----------------------------------------------------------------------------------------------------------------
         100,000   Maricopa County, AZ IDA (Sun
                   King Apartments) 5                     5.875     11/01/2008     08/12/2007 3           96,854
----------------------------------------------------------------------------------------------------------------
          35,000   Maricopa County, AZ Pollution
                   Control Corp.                          5.750     11/01/2022     05/01/2006 1           35,528
----------------------------------------------------------------------------------------------------------------
          60,000   Mesa, AZ IDA (Mesa Student Hsg.)       6.000     07/01/2025     07/01/2011 1           65,380
----------------------------------------------------------------------------------------------------------------

2           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
----------------------------------------------------------------------------------------------------------------
$      1,975,000   Phoenix, AZ IDA (Capitol Mews
                   Apartments)                            5.700%    12/20/2040     12/20/2012 1   $    2,062,710
----------------------------------------------------------------------------------------------------------------
       2,170,000   Phoenix, AZ IDA (Single Family
                   Mtg.)                                  6.650     10/01/2029     10/15/2006 2        2,256,800
----------------------------------------------------------------------------------------------------------------
          50,000   Phoenix, AZ IDA (Ventana Palms
                   Apartments)                            6.150     10/01/2029     10/01/2009 1           53,002
----------------------------------------------------------------------------------------------------------------
         940,000   Phoenix, AZ IDA (Ventana Palms
                   Apartments)                            6.200     10/01/2034     10/01/2009 1          997,349
----------------------------------------------------------------------------------------------------------------
       1,980,000   Pima County, AZ IDA (Columbus
                   Village)                               5.900     10/20/2021     10/20/2016 1        2,095,988
----------------------------------------------------------------------------------------------------------------
       2,310,000   Pima County, AZ IDA (Columbus
                   Village)                               6.000     10/20/2031     10/20/2016 1        2,437,628
----------------------------------------------------------------------------------------------------------------
         200,000   Pima County, AZ IDA
                   (International Studies Academy)        6.750     07/01/2031     07/01/2011 1          210,040
----------------------------------------------------------------------------------------------------------------
          15,000   Pima County, AZ Junior College
                   District                               7.000     07/01/2009     01/01/2006 1           15,485
----------------------------------------------------------------------------------------------------------------
          10,000   Scottsdale, AZ IDA (Scottsdale
                   Memorial Hospital)                     5.250     09/01/2018     03/01/2006 1           10,014
----------------------------------------------------------------------------------------------------------------
          25,000   Sierra Vista, AZ Municipal
                   Property Corp.                         6.150     01/01/2015     01/01/2006 1           25,185
----------------------------------------------------------------------------------------------------------------
       1,750,000   Verrado, AZ Community Facilities
                   District                               6.500     07/15/2027     07/15/2013 1        1,922,988
                                                                                                  --------------
                                                                                                      20,088,508
----------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
          35,000   AR Devel. Finance Authority
                   (Clark County Industrial Council)      5.600     05/01/2008     05/01/2006 1           35,180
----------------------------------------------------------------------------------------------------------------
         400,000   AR Devel. Finance Authority
                   (Single Family Mtg.)                   5.300     07/01/2024     07/01/2012 1          412,792
----------------------------------------------------------------------------------------------------------------
          10,000   AR Devel. Finance Authority,
                   Series B                               5.800     01/01/2023     07/01/2009 1           10,279
----------------------------------------------------------------------------------------------------------------
          70,000   AR Devel. Finance Authority,
                   Series H                               6.100     07/01/2030     01/01/2009 1           72,062
----------------------------------------------------------------------------------------------------------------
         285,000   Jefferson County, AR Pollution
                   Control (Energy Arkansas)              5.600     10/01/2017     06/01/2006 1          285,336
----------------------------------------------------------------------------------------------------------------
       1,000,000   Northwest AR Regional Airport
                   Authority                              5.250     02/01/2023     02/01/2013 1        1,033,080
----------------------------------------------------------------------------------------------------------------
          40,000   Pope County, AR Pollution
                   Control (Arkansas Power & Light
                   Company)                               6.300     12/01/2016     06/01/2006 1           40,497
----------------------------------------------------------------------------------------------------------------
         335,000   Pope County, AR Pollution
                   Control (Arkansas Power & Light
                   Company)                               6.300     11/01/2020     05/01/2006 1          339,288
----------------------------------------------------------------------------------------------------------------
         875,000   Warren, AR Solid Waste Disposal
                   (Potlatch Corp.)                       7.500     08/01/2013     02/01/2006 1          876,190
                                                                                                  --------------
                                                                                                       3,104,704
----------------------------------------------------------------------------------------------------------------
CALIFORNIA--9.1%
      19,000,000   Anaheim, CA Public Financing
                   Authority RITES 7                      9.420 8   12/28/2018     04/01/2006 1       22,037,720
----------------------------------------------------------------------------------------------------------------
       3,125,000   CA County Tobacco Securitization
                   Agency (TASC)                          5.500     06/01/2033     06/01/2012 1        3,191,688
----------------------------------------------------------------------------------------------------------------
       3,740,000   CA County Tobacco Securitization
                   Agency (TASC)                          5.750     06/01/2029     12/01/2012 2        3,872,508
----------------------------------------------------------------------------------------------------------------
       1,175,000   CA County Tobacco Securitization
                   Agency (TASC)                          5.750     06/01/2030     06/04/2012 2        1,215,984
----------------------------------------------------------------------------------------------------------------

3           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------
$      2,770,000   CA County Tobacco Securitization
                   Agency (TASC)                          5.875%    06/01/2027     06/01/2012 1   $    2,886,894
----------------------------------------------------------------------------------------------------------------
       2,440,000   CA County Tobacco Securitization
                   Agency (TASC)                          5.875     06/01/2043     06/01/2012 1        2,529,475
----------------------------------------------------------------------------------------------------------------
       5,615,000   CA County Tobacco Securitization
                   Agency (TASC)                          6.000     06/01/2029     06/01/2012 1        5,889,967
----------------------------------------------------------------------------------------------------------------
      18,985,000   CA Golden State Tobacco
                   Securitization Corp.                   6.250     06/01/2033     09/11/2012 2       20,691,562
----------------------------------------------------------------------------------------------------------------
         360,000   CA Golden State Tobacco
                   Securitization Corp.                   6.625     06/01/2040     06/01/2013 1          398,106
----------------------------------------------------------------------------------------------------------------
       4,940,000   CA Golden State Tobacco
                   Securitization Corp.                   6.750     06/01/2039     06/01/2013 1        5,556,413
----------------------------------------------------------------------------------------------------------------
       3,450,000   CA Golden State Tobacco
                   Securitization Corp.                   7.800     06/01/2042     06/01/2013 1        4,150,385
----------------------------------------------------------------------------------------------------------------
       7,350,000   CA Golden State Tobacco
                   Securitization Corp.                   7.900     06/01/2042     06/01/2013 1        8,887,988
----------------------------------------------------------------------------------------------------------------
       1,200,000   CA Golden State Tobacco
                   Securitization Corp. (TASC)            7.875     06/01/2042     06/01/2013 1        1,449,228
----------------------------------------------------------------------------------------------------------------
         190,000   CA Golden State Tobacco
                   Securitization Corp. (TASC)            7.875     06/01/2042     06/01/2013 1          229,461
----------------------------------------------------------------------------------------------------------------
       1,000,000   CA Statewide CDA (East Valley
                   Tourist)                              11.000     10/01/2020     03/01/2007 2        1,025,510
----------------------------------------------------------------------------------------------------------------
       3,150,000   CA Statewide CDA (Fairfield
                   Apartments)                            6.500     01/01/2016     10/10/2011 2        3,181,091
----------------------------------------------------------------------------------------------------------------
       2,440,000   Chula Vista, CA Redevel. Agency
                   (Bayfront)                             7.625     09/01/2024     03/01/2006 1        2,524,961
----------------------------------------------------------------------------------------------------------------
         435,000   Coalinga, CA Regional Medical
                   Center COP                             5.000     09/01/2014     02/03/2010 3          432,612
----------------------------------------------------------------------------------------------------------------
       3,000,000   Kern County, CA Hsg. Authority
                   (Pioneer Pines)                        6.150     10/20/2043     10/20/2012 1        3,318,720
----------------------------------------------------------------------------------------------------------------
       3,670,000   Lake Elsinore, CA Public
                   Financing Authority, Series F          7.100     09/01/2020     09/01/2007 1        3,910,715
----------------------------------------------------------------------------------------------------------------
         230,000   Los Angeles, CA Regional
                   Airports Improvement Corp.
                   (Delta-Continental Airlines)           9.250     08/01/2024     02/01/2006 1          232,226
----------------------------------------------------------------------------------------------------------------
      10,675,000   Northern CA Tobacco
                   Securitization Authority (TASC)        0.000 9   06/01/2027     06/12/2016 2        9,562,345
----------------------------------------------------------------------------------------------------------------
      14,500,000   Northern CA Tobacco
                   Securitization Authority (TASC)        4.750     06/01/2023     07/18/2011 2       14,372,255
----------------------------------------------------------------------------------------------------------------
         250,000   Northern CA Tobacco
                   Securitization Authority (TASC),
                   Series B                               5.000     06/01/2028     06/01/2011 2          267,278
----------------------------------------------------------------------------------------------------------------
         500,000   Riverside County, CA Public
                   Financing Authority COP                5.750     05/15/2019     05/15/2009 1          520,690
----------------------------------------------------------------------------------------------------------------
       2,000,000   San Francisco City & County, CA
                   COP (San Bruno Jail)                   5.250     10/01/2033     10/01/2008 1        2,115,920
----------------------------------------------------------------------------------------------------------------
       2,000,000   San Marcos, CA Special Tax             5.900     09/01/2028     03/01/2012 1        2,102,600
----------------------------------------------------------------------------------------------------------------
       6,000,000   Santa Rosa, CA Rancheria Tachi
                   Yokut Tribe Enterprise                 6.125     03/01/2013     04/06/2011 3        6,012,840
----------------------------------------------------------------------------------------------------------------
      20,455,000   Southern CA Tobacco
                   Securitization Authority (TASC)        5.500     06/01/2036     06/01/2012 1       20,891,510
                                                                                                  --------------
                                                                                                     153,458,652

4           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
COLORADO--0.9%
$      1,825,000   Adams County, CO Hsg. Authority
                   (Aztec Villa Apartments) 5             5.850%    12/01/2027     12/01/2009 1   $    1,891,722
----------------------------------------------------------------------------------------------------------------
          15,000   Boulder County, CO Multifamily
                   Hsg. (Legacy Apartments)               6.100     11/20/2025     05/20/2006 1           15,314
----------------------------------------------------------------------------------------------------------------
          90,000   CO Health Facilities Authority
                   (Northern Colorado Medical
                   Center)                                6.000     05/15/2020     05/15/2006 1           90,178
----------------------------------------------------------------------------------------------------------------
         780,000   CO Hsg. & Finance Authority
                   (Single Family)                        5.480 6   11/01/2029     05/01/2010 1          210,421
----------------------------------------------------------------------------------------------------------------
         490,000   CO Hsg. & Finance Authority
                   (Single Family)                        6.450     04/01/2030     04/01/2009 1          504,827
----------------------------------------------------------------------------------------------------------------
       3,170,000   CO Hsg. & Finance Authority
                   (Single Family)                        6.800     04/01/2030     11/01/2006 2        3,239,455
----------------------------------------------------------------------------------------------------------------
          50,000   CO Hsg. & Finance Authority
                   (Single Family)                        7.450     10/01/2016     12/08/2007 2           52,642
----------------------------------------------------------------------------------------------------------------
          10,000   CO Hsg. & Finance Authority
                   (Single Family)                        7.450     11/01/2027     11/01/2012 1           10,181
----------------------------------------------------------------------------------------------------------------
           7,000   CO Hsg. & Finance Authority,
                   Series A                               7.400     11/01/2027     05/01/2006 2            7,076
----------------------------------------------------------------------------------------------------------------
          25,000   CO Hsg. & Finance Authority,
                   Series A-4                             6.250     10/01/2013     04/01/2006 1           25,107
----------------------------------------------------------------------------------------------------------------
         500,000   CO Hsg. & Finance Authority,
                   Series B-2                             6.400     10/01/2027     04/01/2006 1          513,665
----------------------------------------------------------------------------------------------------------------
         155,000   CO Hsg. & Finance Authority,
                   Series C-2                             6.875     11/01/2028     03/01/2006 2          158,767
----------------------------------------------------------------------------------------------------------------
         470,000   CO Hsg. & Finance Authority,
                   Series D-2                             6.350     11/01/2029     02/02/2007 2          474,268
----------------------------------------------------------------------------------------------------------------
          10,000   CO Water Resources & Power
                   Devel. Authority, Series A             5.600     11/01/2017     11/01/2007 1           10,482
----------------------------------------------------------------------------------------------------------------
          90,000   Denver, CO City & County Airport       5.750     11/15/2015     11/15/2006 1           93,452
----------------------------------------------------------------------------------------------------------------
       1,000,000   Denver, CO City & County Airport
                   RITES 7                                7.604 8   11/15/2014     11/15/2010 1        1,192,630
----------------------------------------------------------------------------------------------------------------
       1,500,000   Denver, CO City & County Airport
                   RITES 7                                7.604 8   11/15/2015     11/15/2010 1        1,780,560
----------------------------------------------------------------------------------------------------------------
       1,500,000   Denver, CO City & County Airport
                   RITES 7                                7.604 8   11/15/2016     11/15/2010 1        1,763,895
----------------------------------------------------------------------------------------------------------------
       1,000,000   Denver, CO City & County Airport
                   RITES 7                                7.604 8   11/15/2018     11/15/2010 1        1,169,480
----------------------------------------------------------------------------------------------------------------
       1,200,000   Denver, CO Urban Renewal
                   Authority                              9.125     09/01/2017     03/01/2006 1        1,241,088
----------------------------------------------------------------------------------------------------------------
         500,000   Southlands, CO Medical District        6.750     12/01/2016     12/01/2014 1          547,440
                                                                                                  --------------
                                                                                                      14,992,650
----------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.9%
          60,000   CT Devel. Authority (Bridgeport
                   Hydraulic Company)                     6.000     09/01/2036     09/01/2006 1           62,204
----------------------------------------------------------------------------------------------------------------
          65,000   CT Devel. Authority (Bridgeport
                   Hydraulic Company)                     6.000     09/01/2036     09/01/2006 1           67,387
----------------------------------------------------------------------------------------------------------------
       2,000,000   CT Devel. Authority Airport
                   Facility (Learjet) 5                   7.950     04/01/2026     10/01/2014 1        2,391,580
----------------------------------------------------------------------------------------------------------------

5           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
----------------------------------------------------------------------------------------------------------------
$        435,000   CT Devel. Authority Pollution
                   Control (Connecticut Light &
                   Power Company)                         5.850%    09/01/2028     10/01/2008 1   $      460,630
----------------------------------------------------------------------------------------------------------------
       4,490,000   CT Devel. Authority Pollution
                   Control (Connecticut Light &
                   Power Company) 5                       5.950     09/01/2028     10/01/2008 1        4,747,995
----------------------------------------------------------------------------------------------------------------
          25,000   CT H&EFA (3030 Park Fairfield
                   Health Center)                         6.000     11/01/2015     11/01/2006 1           25,939
----------------------------------------------------------------------------------------------------------------
         100,000   CT H&EFA (Bridgeport Hospital)         5.375     07/01/2025     07/01/2006 1          102,818
----------------------------------------------------------------------------------------------------------------
          30,000   CT H&EFA (Bridgeport Hospital)         6.625     07/01/2018     07/01/2006 1           30,483
----------------------------------------------------------------------------------------------------------------
          50,000   CT H&EFA (Danbury Hospital)            5.300     07/01/2014     01/01/2006 1           51,076
----------------------------------------------------------------------------------------------------------------
          70,000   CT H&EFA (Greenwich Hospital
                   Assoc.) 5                              5.800     07/01/2026     07/01/2006 1           72,174
----------------------------------------------------------------------------------------------------------------
          30,000   CT H&EFA (Lawrence & Memorial
                   Hospital)                              5.000     07/01/2022     07/01/2006 1           30,033
----------------------------------------------------------------------------------------------------------------
          45,000   CT H&EFA (Loomis Chaffee)              5.250     07/01/2026     07/01/2006 1           45,865
----------------------------------------------------------------------------------------------------------------
          90,000   CT H&EFA (Mansfield Nursing) 5         5.875     11/01/2012     05/01/2006 1           90,107
----------------------------------------------------------------------------------------------------------------
       1,020,000   CT H&EFA (New Britain General
                   Hospital), Series B 5                  6.000     07/01/2024     01/01/2006 1        1,032,260
----------------------------------------------------------------------------------------------------------------
          30,000   CT H&EFA, Series E                     6.500     07/01/2014     01/01/2006 1           30,487
----------------------------------------------------------------------------------------------------------------
          55,000   CT HFA(5)                              6.000     11/15/2027     11/15/2008 1           56,580
----------------------------------------------------------------------------------------------------------------
          20,000   CT HFA, Series G 5                     5.950     11/15/2017     11/15/2008 1           20,600
----------------------------------------------------------------------------------------------------------------
       1,560,000   CT Resource Recovery Authority
                   (Browning-Ferris Industries) 5         6.450     11/15/2022     11/15/2006 1        1,575,116
----------------------------------------------------------------------------------------------------------------
         110,000   CT Special Obligaton Parking
                   (Bradley International Airport
                   Parking)                               6.600     07/01/2024     07/01/2010 1          120,188
----------------------------------------------------------------------------------------------------------------
       3,420,000   Eastern CT Resource Recovery
                   Authority Solid Waste
                   (Wheelabrator Lisbon)                  5.500     01/01/2020     03/07/2018 3        3,419,658
----------------------------------------------------------------------------------------------------------------
         600,000   Mashantucket, CT Western Pequot
                   Tribe, Series B                        5.600     09/01/2009     09/01/2007 1          630,276
----------------------------------------------------------------------------------------------------------------
       1,000,000   Sprague, CT Environmental
                   Improvement (International Paper
                   Company)                               5.700     10/01/2021     10/01/2009 1        1,035,310
                                                                                                  --------------
                                                                                                      16,098,766
----------------------------------------------------------------------------------------------------------------
DELAWARE--0.0%
          25,000   DE Economic Devel. Authority
                   (General Motors Corp.)                 5.600     04/01/2009     04/01/2009             22,560
----------------------------------------------------------------------------------------------------------------
         250,000   DE Economic Devel. Authority
                   (United Waterworks)                    6.200     06/01/2025     06/01/2006 1          255,525
----------------------------------------------------------------------------------------------------------------
          25,000   DE Hsg. Authority (Multifamily
                   Mtg.)                                  7.375     01/01/2015     09/11/2011 3           24,997
----------------------------------------------------------------------------------------------------------------
          10,000   DE Hsg. Authority (Single Family
                   Mtg.)                                  6.050     07/01/2028     07/01/2009 1           10,101
----------------------------------------------------------------------------------------------------------------
          20,000   Sussex County, DE Wastewater
                   (Rehoboth Expansion)                   5.500     06/15/2025     06/15/2006 1           20,020
----------------------------------------------------------------------------------------------------------------

6           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
DELAWARE CONTINUED
$         30,000   Sussex County, DE Wastewater
                   (West Rehoboth Expansion)              5.450%    06/15/2015     06/15/2006 1   $       30,029
                                                                                                  --------------
                                                                                                         363,232
----------------------------------------------------------------------------------------------------------------
District of Columbia--1.1%
          40,000   District of Columbia (American
                   University)                            5.625     10/01/2026     10/01/2006 1           40,969
----------------------------------------------------------------------------------------------------------------
       5,000,000   District of Columbia (Carnegie
                   Endowment)                             5.750     11/15/2026     05/15/2006 1        5,139,600
----------------------------------------------------------------------------------------------------------------
         200,000   District of Columbia (James F.
                   Oyster Elementary School)              6.450     11/01/2034     11/01/2010 1          217,678
----------------------------------------------------------------------------------------------------------------
         465,000   District of Columbia HFA (Single
                   Family), Series A                      6.850     06/01/2031     06/28/2007 2          477,513
----------------------------------------------------------------------------------------------------------------
          35,000   District of Columbia HFA (Single
                   Family), Series B                      5.900     12/01/2028     06/01/2009 1           35,285
----------------------------------------------------------------------------------------------------------------
       2,000,000   District of Columbia Tobacco
                   Settlement Financing Corp.             6.250     05/15/2024     11/15/2011 2        2,123,500
----------------------------------------------------------------------------------------------------------------
         110,000   District of Columbia Tobacco
                   Settlement Financing Corp.             6.500     05/15/2033     08/06/2019 3          126,407
----------------------------------------------------------------------------------------------------------------
       9,050,000   District of Columbia Tobacco
                   Settlement Financing Corp.             6.750     05/15/2040     05/15/2011 1        9,832,644
----------------------------------------------------------------------------------------------------------------
         110,000   Metropolitan Washington D.C.
                   Airport Authority, Series B            5.500     10/01/2023     10/01/2009 1          112,947
                                                                                                  --------------
                                                                                                      18,106,543
----------------------------------------------------------------------------------------------------------------
FLORIDA--7.3%
       3,770,000   Arbor Greene, FL Community
                   Devel. District Special
                   Assessment                             7.600     05/01/2018     05/01/2006 1        3,896,446
----------------------------------------------------------------------------------------------------------------
          30,000   Bay County, FL Water System            6.250     09/01/2014     03/01/2006 1           30,075
----------------------------------------------------------------------------------------------------------------
         950,000   Bonnet Creek, FL Resort
                   Community Devel. District
                   Special Assessment                     7.125     05/01/2012     01/10/2010 3        1,048,363
----------------------------------------------------------------------------------------------------------------
          35,000   Brevard County, FL Industrial
                   Devel. (The Kroger Company)            7.250     01/01/2009     01/01/2006 1           35,776
----------------------------------------------------------------------------------------------------------------
       2,400,000   Brooks of Bonita Springs, FL
                   Community Devel. District,
                   Series A                               6.200     05/01/2019     05/01/2006 1        2,471,184
----------------------------------------------------------------------------------------------------------------
       2,000,000   Broward County, FL Airport
                   Facilities (Learjet)                   7.500     11/01/2020     11/01/2014 1        2,278,140
----------------------------------------------------------------------------------------------------------------
          40,000   Broward County, FL HFA (Pompano
                   Oaks Apartments)                       6.100     12/01/2038     06/01/2007 1           41,379
----------------------------------------------------------------------------------------------------------------
          15,000   Broward County, FL HFA Single
                   Family Mtg., Series A                  6.200     04/01/2030     04/01/2009 1           15,501
----------------------------------------------------------------------------------------------------------------
         165,000   Broward County, FL Professional
                   Sports Facilities (Civic Arena)        5.625     09/01/2028     09/01/2006 1          168,851
----------------------------------------------------------------------------------------------------------------
          20,000   Canaveral, FL Port Authority           5.750     06/01/2021     06/01/2006 1           20,570
----------------------------------------------------------------------------------------------------------------
          25,000   Charlotte County, FL Utilities         5.625     10/01/2021     10/01/2006 1           25,902
----------------------------------------------------------------------------------------------------------------
         145,000   Clay County, FL HFA (Single
                   Family Mtg.)                           6.550     03/01/2028     03/01/2007 1          148,326
----------------------------------------------------------------------------------------------------------------
       4,845,000   Collier County, FL IDA (Allete)        6.500     10/01/2025     01/01/2006 1        4,956,144
----------------------------------------------------------------------------------------------------------------
       2,900,000   Concorde Estates, FL Community
                   Devel. District 5                      5.000     05/01/2011     05/01/2007 3        2,915,312
----------------------------------------------------------------------------------------------------------------
       1,805,000   Dade County, FL Aviation (Miami
                   International Airport)                 5.750     10/01/2026     10/01/2008 1        1,867,976
----------------------------------------------------------------------------------------------------------------

7           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$      2,255,000   Dade County, FL Aviation, Series A     5.750%    10/01/2011     10/01/2006 1   $    2,334,714
----------------------------------------------------------------------------------------------------------------
       5,315,000   Dade County, FL Aviation, Series A     5.750     10/01/2015     10/01/2006 1        5,502,088
----------------------------------------------------------------------------------------------------------------
          25,000   Dade County, FL Educational
                   Facilities Authority (University
                   of Miami)                              5.750     04/01/2020     04/01/2006 1           25,647
----------------------------------------------------------------------------------------------------------------
          70,000   Dade County, FL Educational
                   Facilities Authority (University
                   of Miami)                              5.750     04/01/2020     04/01/2006 1           71,810
----------------------------------------------------------------------------------------------------------------
          20,000   Dade County, FL Health
                   Facilities Authority (Baptist
                   Hospital of Miami)                     5.250     05/15/2013     05/15/2006 1           20,031
----------------------------------------------------------------------------------------------------------------
          15,000   Dade County, FL Health
                   Facilities Authority (Baptist
                   Hospital of Miami)                     5.250     05/15/2021     05/15/2006 1           15,020
----------------------------------------------------------------------------------------------------------------
          70,000   Dade County, FL Seaport                5.500     10/01/2026     10/01/2006 1           72,366
----------------------------------------------------------------------------------------------------------------
       1,425,000   Dade County, FL Seaport                5.750     10/01/2015     04/01/2006 1        1,456,407
----------------------------------------------------------------------------------------------------------------
          10,000   Duval County, FL HFA (Single
                   Family Mtg.)                           5.950     04/01/2030     04/01/2009 1           10,317
----------------------------------------------------------------------------------------------------------------
         155,000   Edgewater, FL Water & Sewer            5.500     10/01/2021     04/01/2006 1          155,262
----------------------------------------------------------------------------------------------------------------
       7,140,000   Escambia County, FL Health
                   Facilities Authority                   5.950     07/01/2020     07/01/2020          7,596,603
----------------------------------------------------------------------------------------------------------------
          60,000   Escambia County, FL Health
                   Facilities Authority (Baptist
                   Manor)                                 5.125     10/01/2019     10/01/2010 1           61,495
----------------------------------------------------------------------------------------------------------------
          10,000   Escambia County, FL HFA
                   (Multi-County)                         6.400     10/01/2030     04/01/2010 1           10,066
----------------------------------------------------------------------------------------------------------------
          10,000   Escambia County, FL HFA
                   (Multi-County), Series A               6.100     04/01/2030     04/01/2007 1           10,333
----------------------------------------------------------------------------------------------------------------
          65,000   Escambia County, FL HFA
                   (Multi-County), Series C               5.875     10/01/2028     10/01/2008 1           66,700
----------------------------------------------------------------------------------------------------------------
         555,000   Escambia County, FL Pollution
                   Control (Champion International
                   Corp.)                                 5.875     06/01/2022     06/01/2006 1          555,616
----------------------------------------------------------------------------------------------------------------
       3,075,000   Escambia County, FL Pollution
                   Control (Champion International
                   Corp.)                                 6.400     09/01/2030     09/01/2008 1        3,183,917
----------------------------------------------------------------------------------------------------------------
          45,000   Escambia County, FL School Board
                   COP                                    5.500     02/01/2016     02/01/2006 1           45,981
----------------------------------------------------------------------------------------------------------------
       2,375,000   Fiddlers Creek, FL Community
                   Devel. District                        5.800     05/01/2021     05/01/2010 1        2,484,250
----------------------------------------------------------------------------------------------------------------
          25,000   FL Agriculture & Mechanical
                   University (Student Apartments)        5.625     07/01/2021     07/01/2006 1           25,526
----------------------------------------------------------------------------------------------------------------
       5,630,000   FL Gateway Services Community
                   Devel. District Special
                   Assessment (Sun City Center)           5.500     05/01/2010     02/15/2006 3        5,667,890
----------------------------------------------------------------------------------------------------------------
          35,000   FL HFA                                 5.750     07/01/2017     07/01/2009 1           35,574
----------------------------------------------------------------------------------------------------------------
         125,000   FL HFA                                 6.300     09/01/2036     09/01/2006 1          128,391
----------------------------------------------------------------------------------------------------------------
          10,000   FL HFA                                 6.350     07/01/2028     01/01/2009 1           10,168
----------------------------------------------------------------------------------------------------------------
          35,000   FL HFA 5                               6.350     07/01/2028     01/01/2007 1           36,173
----------------------------------------------------------------------------------------------------------------
          25,000   FL HFA (Driftwood Terrace)             7.650     12/20/2031     06/20/2006 1           25,303
----------------------------------------------------------------------------------------------------------------
          40,000   FL HFA (Holly Cove Apartments)         6.250     10/01/2035     10/01/2007 1           40,788
----------------------------------------------------------------------------------------------------------------

8           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$         25,000   FL HFA (Indian Run Apartments) 5       6.100%    12/01/2026     12/01/2008 1   $       25,734
----------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Landings at Sea Forest)        5.850     12/01/2018     12/01/2008 1           15,436
----------------------------------------------------------------------------------------------------------------
          25,000   FL HFA (Landings at Sea Forest)        6.050     12/01/2036     12/01/2007 1           25,663
----------------------------------------------------------------------------------------------------------------
         205,000   FL HFA (Landings Boot Ranch)           6.100     11/01/2035     05/01/2006 1          210,884
----------------------------------------------------------------------------------------------------------------
          20,000   FL HFA (Mariner Club
                   Apartments), Series K-1                6.375     09/01/2036     09/01/2008 1           20,551
----------------------------------------------------------------------------------------------------------------
         525,000   FL HFA (Multifamily Hsg.),
                   Series I                               6.500     07/01/2016     04/19/2013 3          525,415
----------------------------------------------------------------------------------------------------------------
         620,000   FL HFA (Multifamily Hsg.),
                   Series I 5                             6.625     07/01/2028     07/09/2023 3          606,540
----------------------------------------------------------------------------------------------------------------
         100,000   FL HFA (Reserve at Kanpaha)            5.500     07/01/2020     07/01/2007 1          103,489
----------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Riverfront Apartments)         6.200     04/01/2027     04/01/2007 1           51,738
----------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Sterling Palms
                   Apartments)                            6.400     12/01/2026     05/01/2006 1           51,346
----------------------------------------------------------------------------------------------------------------
          10,000   FL HFA (Stoddert Arms Apartments)      5.900     09/01/2010     09/01/2006 1           10,281
----------------------------------------------------------------------------------------------------------------
          75,000   FL HFA (Stoddert Arms
                   Apartments) 5                          6.300     09/01/2036     09/01/2006 1           77,045
----------------------------------------------------------------------------------------------------------------
          20,000   FL HFA (Waverly Apartments)            6.200     07/01/2035     07/01/2010 1           21,372
----------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Windchase Apartments),
                   Series C                               5.900     12/01/2027     06/01/2009 1           15,449
----------------------------------------------------------------------------------------------------------------
         195,000   FL HFA (Worthington Apartments)        6.050     12/01/2025     12/01/2007 1          199,052
----------------------------------------------------------------------------------------------------------------
           5,000   FL HFA (Worthington Apartments)        6.200     12/01/2035     06/01/2006 1            5,105
----------------------------------------------------------------------------------------------------------------
          15,000   FL HFA, Series 3 5                     6.200     07/01/2016     01/01/2009 1           15,464
----------------------------------------------------------------------------------------------------------------
          25,000   FL HFA, Series 3 5                     6.300     07/01/2024     01/01/2007 1           26,765
----------------------------------------------------------------------------------------------------------------
          25,000   FL HFA, Series A                       6.400     06/01/2024     06/01/2006 1           25,235
----------------------------------------------------------------------------------------------------------------
          20,000   FL HFC                                 5.900     07/01/2021     07/01/2009 1           20,357
----------------------------------------------------------------------------------------------------------------
          10,000   FL HFC                                 5.950     01/01/2032     01/01/2010 1           10,399
----------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (Ashton Lake Apartments)        5.875     01/01/2041     01/01/2011 1           20,773
----------------------------------------------------------------------------------------------------------------
          50,000   FL HFC (Grande Court Boggy Creek)      5.000     09/01/2021     09/01/2012 1           51,265
----------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Hampton Court Apartments)      5.600     03/01/2032     03/01/2009 1           15,423
----------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Seminole Ridge
                   Apartments)                            6.000     10/01/2029     10/01/2009 1           15,848
----------------------------------------------------------------------------------------------------------------
          30,000   FL HFC (Winterlakes Sanctuary),
                   Series H-1                             6.000     09/01/2032     09/01/2011 1           31,455
----------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Woodridge Apartments)          6.000     10/01/2039     10/01/2009 1           15,792
----------------------------------------------------------------------------------------------------------------
          50,000   FL Ports Financing Commission          5.375     06/01/2016     06/01/2007 1           52,008
----------------------------------------------------------------------------------------------------------------
       1,245,000   FL Ports Financing Commission 5        5.375     06/01/2027     06/01/2007 1        1,281,466
----------------------------------------------------------------------------------------------------------------
       2,695,000   Herons Glen, FL Recreation
                   District Special Assessment            5.900     05/01/2019     05/01/2010 1        2,771,915
----------------------------------------------------------------------------------------------------------------
       2,000,000   Herons Glen, FL Recreation
                   District Special Assessment            6.000     05/01/2029     05/01/2010 1        2,057,960
----------------------------------------------------------------------------------------------------------------
       1,555,000   Hillsborough County, FL Aviation
                   Authority (Tampa International
                   Airport)                               6.000     10/01/2023     10/01/2006 1        1,613,173
----------------------------------------------------------------------------------------------------------------
       2,000,000   Hillsborough County, FL IDA
                   (National Gypsum Company)              7.125     04/01/2030     10/01/2010 1        2,228,860
----------------------------------------------------------------------------------------------------------------
       1,775,000   Hillsborough County, FL IDA
                   (Tampa Electric Company)               6.250     12/01/2034     06/01/2006 1        1,822,712
----------------------------------------------------------------------------------------------------------------

9           |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
------------------------------------------------------------------------------------------------------------------
$      1,000,000   Jacksonville, FL Economic Devel.
                   Corp. (Met Packaging Solutions)        5.500%    10/01/2030     10/01/2015 1   $    1,056,720
----------------------------------------------------------------------------------------------------------------
       5,555,000   Jacksonville, FL Economic Devel.
                   Corp. (Met Packaging
                   Solutions) 10                          5.875     06/01/2025     06/01/2016 1        6,109,278
----------------------------------------------------------------------------------------------------------------
       2,910,000   Jacksonville, FL Economic Devel.
                   Corp. (Met Packaging
                   Solutions) 10                          5.875     06/01/2031     06/01/2016 1        3,157,787
----------------------------------------------------------------------------------------------------------------
          20,000   Jacksonville, FL Electric
                   Authority (Water & Sewer)              5.300     10/01/2029     04/01/2006 1           20,050
----------------------------------------------------------------------------------------------------------------
         330,000   Jacksonville, FL Pollution
                   Control (Anheuser-Busch
                   Companies)                             5.700     08/01/2031     08/01/2006 1          335,990
----------------------------------------------------------------------------------------------------------------
          75,000   Jacksonville, FL Port Authority        5.625     11/01/2018     11/01/2008 1           77,625
----------------------------------------------------------------------------------------------------------------
          70,000   Jacksonville, FL Port Authority        5.625     11/01/2026     11/01/2010 1           74,462
----------------------------------------------------------------------------------------------------------------
         740,000   Jacksonville, FL Water & Sewage
                   (United Waterworks)                    6.350     08/01/2025     02/01/2006 1          756,472
----------------------------------------------------------------------------------------------------------------
          25,000   Lakeland, FL Light & Water             5.750     10/01/2019     04/01/2006 1           26,987
----------------------------------------------------------------------------------------------------------------
         955,000   Lee County, FL HFA (Single
                   Family Mtg.)                           6.450     03/01/2031     04/01/2006 2          981,606
----------------------------------------------------------------------------------------------------------------
         960,000   Lee County, FL HFA (Single
                   Family Mtg.)                           7.100     03/01/2034     03/01/2006 2          998,237
----------------------------------------------------------------------------------------------------------------
          50,000   Lee County, FL IDA (Bonita
                   Springs Utilities)                     5.650     11/01/2009     11/01/2006 1           51,300
----------------------------------------------------------------------------------------------------------------
          25,000   Lee County, FL IDA (Bonita
                   Springs Utilities)                     6.050     11/01/2015     11/01/2006 1           25,778
----------------------------------------------------------------------------------------------------------------
         125,000   Lee County, FL IDA (Bonita
                   Springs Utilities)                     6.050     11/01/2020     11/01/2006 1          128,838
----------------------------------------------------------------------------------------------------------------
          90,000   Macclenny, FL Capital Improvement      5.500     01/01/2026     01/01/2006 1           91,935
----------------------------------------------------------------------------------------------------------------
          50,000   Manatee County, FL HFA (Single
                   Family Mtg.)                           5.500     03/01/2035     09/01/2013 1           52,612
----------------------------------------------------------------------------------------------------------------
           5,000   Manatee County, FL HFA, Series A       9.125     06/01/2016     06/01/2006 1            5,016
----------------------------------------------------------------------------------------------------------------
       3,310,000   Manatee County, FL HFA (Single Family
                   Mtg.) 10                               5.400     03/01/2035     08/15/2008 2        3,379,576
----------------------------------------------------------------------------------------------------------------
          10,000   Martin County, FL Health
                   Facilities (Martin Memorial
                   Medical Center)                        5.375     11/15/2024     11/15/2007 1           10,497
----------------------------------------------------------------------------------------------------------------
      10,125,000   Martin County, FL IDA
                   (Indiantown Cogeneration)              7.875     12/15/2025     12/15/2006 1       10,204,076
----------------------------------------------------------------------------------------------------------------
          80,000   Miami, FL Community Redevel.
                   (Southeast Overtown/Park West)         8.500     10/01/2015     04/01/2006 1           80,276
----------------------------------------------------------------------------------------------------------------
       3,500,000   Miami, FL Health Facilities
                   Authority (Mercy Hospital) IRS 5       7.200 8   08/15/2015     02/15/2006 1        3,567,655
----------------------------------------------------------------------------------------------------------------
          15,000   Miami-Dade County, FL Hsg.
                   Finance Authority (Country Club
                   Villas Apartments)                     6.000     10/01/2015     04/01/2011 1           15,463
----------------------------------------------------------------------------------------------------------------
       1,000,000   Monterra, FL Community Devel.
                   District Special Assessment            5.000     11/01/2010     11/01/2010          1,001,590
----------------------------------------------------------------------------------------------------------------
          10,000   North Broward, FL Hospital
                   District                               5.375     01/15/2024     01/15/2007 1           10,312
----------------------------------------------------------------------------------------------------------------
         105,000   North Broward, FL Hospital
                   District                               5.375     01/15/2024     01/15/2007 1          107,876
----------------------------------------------------------------------------------------------------------------
          40,000   North Palm Beach Heights, FL
                   Water Control District, Series A       6.500     10/01/2012     04/01/2006 1           40,108
----------------------------------------------------------------------------------------------------------------
         405,000   Oakland, FL Charter School             6.950     12/01/2015     05/01/2011 3          427,996
----------------------------------------------------------------------------------------------------------------

10          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                    EFFECTIVE
       PRINCIPAL                                                                     MATURITY
          AMOUNT                                         COUPON       MATURITY   (UNAUDITED)*              VALUE
----------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------
$         20,000   Ocala, FL Capital Improvements COP     5.375%    10/01/2022     04/01/2006 1   $       20,430
----------------------------------------------------------------------------------------------------------------
       2,015,000   Okaloosa County, FL Airport            6.000     10/01/2030     10/01/2013 1        2,211,503
----------------------------------------------------------------------------------------------------------------
         415,000   Orange County, FL Health
                   Facilities Authority (Adventist
                   Health)                                5.750     11/15/2025     05/15/2006 1          424,039
----------------------------------------------------------------------------------------------------------------
       3,000,000   Orange County, FL Health
                   Facilities Authority
                   (AHS/FHW/JCH/MH/MAH Obligated
                   Group)                                 5.250     11/15/2020     05/15/2006 1        3,050,070
----------------------------------------------------------------------------------------------------------------
         110,000   Orange County, FL Health
                   Facilities Authority
                   (AHS/FHW/JCH/MH/MAH Obligated
                   Group)                                 5.750     11/15/2025     05/15/2006 1          112,396
----------------------------------------------------------------------------------------------------------------
          55,000   Orange County, FL HFA                  5.150     03/01/2022     09/01/2009 1           55,434
----------------------------------------------------------------------------------------------------------------
       4,625,000   Orange County, FL HFA                  5.650     09/01/2034     12/01/2008 2        4,792,749
----------------------------------------------------------------------------------------------------------------
          30,000   Orange County, FL HFA                  5.800     09/01/2017     09/01/2009 1           30,095
----------------------------------------------------------------------------------------------------------------
          25,000   Orange County, FL HFA (Single
                   Family Mtg.)                           5.950     03/01/2028     03/01/2007 1           25,780
----------------------------------------------------------------------------------------------------------------
          65,000   Palm Beach County, FL Health
                   Facilities Authority (Adult
                   Community Services)                    5.625     11/15/2020     11/15/2008 1           66,938
----------------------------------------------------------------------------------------------------------------
          50,000   Palm Beach County, FL Health
                   Facilities Authority (Jupiter
                   Medical Center)                        5.250     08/01/2018     08/01/2006 1           50,073
----------------------------------------------------------------------------------------------------------------
          65,000   Palm Beach County, FL HFA
                   (Shenandoah Village)                   5.500     04/01/2009     04/01/2006 1           66,380
----------------------------------------------------------------------------------------------------------------
          50,000   Palm Beach County, FL HFA
                   (Shenandoah Village)                   6.100     10/01/2025     04/01/2006 1           51,080
----------------------------------------------------------------------------------------------------------------
          35,000   Palm Beach County, FL Industrial
                   Devel. (Regents Park Boca Raton)       5.700     02/01/2024     02/01/2006 1           35,065
----------------------------------------------------------------------------------------------------------------
          25,000   Palm Beach, FL HFA (Chelsea
                   Commons)                               5.800     12/01/2017     06/01/2006 1           25,419
----------------------------------------------------------------------------------------------------------------
          30,000   Pasco County, FL Solid Waste
                   Disposal & Resource Recovery           6.000     04/01/2011     04/01/2006 1           30,068
----------------------------------------------------------------------------------------------------------------
         435,000   Pinellas County, FL HFA                5.500     03/01/2036     03/18/2008 2          435,618
----------------------------------------------------------------------------------------------------------------
       4,500,000   Pinellas County, FL HFA (Oaks of
                   Clearwater)                            6.375     06/01/2019     11/09/2013 2        4,898,790
----------------------------------------------------------------------------------------------------------------
          45,000   Pinellas County, FL HFA (Single
                   Family)                                5.300     09/01/2030     09/15/2006 2           45,625
----------------------------------------------------------------------------------------------------------------
          10,000   Pinellas County, FL HFA
                   (Single Family)                         6.000     09/01/2018     03/01/2007 1           10,221
----------------------------------------------------------------------------------------------------------------
          80,000   Pinellas County, FL HFA, Series A      6.000     04/01/2029     04/01/2008 1           81,791
----------------------------------------------------------------------------------------------------------------
          45,000   Pinellas County, FL HFA, Series B      6.200     09/01/2034     09/01/2012 1           47,077
----------------------------------------------------------------------------------------------------------------
         330,000   Polk County, FL IDA Solid Waste
                   Disposal (Tampa Electric Company)      5.850     12/01/2030     12/01/2008 1          343,236
----------------------------------------------------------------------------------------------------------------
         395,000   Polk County, FL IDA Solid Waste
                   Disposal (Tampa Electric Company)      5.850     12/01/2030     12/01/2008 1          406,759
----------------------------------------------------------------------------------------------------------------
          20,000   Port Palm, FL Beach District           5.500     09/01/2024     09/01/2009 1           21,187
----------------------------------------------------------------------------------------------------------------
       1,500,000   Reunion East, FL Community
                   Devel. District Special
                   Assessment                             5.200     11/01/2007     11/01/2007          1,508,865
----------------------------------------------------------------------------------------------------------------

11          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                      EFFECTIVE
       PRINCIPAL                                                                                       MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$      3,450,000     Riverwood, FL Community Devel. District, Series A       8.500%    05/01/2014    05/01/2006 1   $   3,508,961
---------------------------------------------------------------------------------------------------------------------------------
         100,000     Riverwood, FL Community Devel. District, Series B       8.500     05/01/2012    05/01/2012 1         104,265
---------------------------------------------------------------------------------------------------------------------------------
         260,000     Santa Rosa Bay, FL Bridge Authority                     6.250     07/01/2028    07/01/2006 1         267,769
---------------------------------------------------------------------------------------------------------------------------------
          25,000     South Broward, FL Hospital District                     5.400     05/01/2016    05/01/2006 1          25,634
---------------------------------------------------------------------------------------------------------------------------------
          15,000     St. John's County, FL Water & Sewer                     5.500     06/01/2026    06/01/2006 1          15,416
---------------------------------------------------------------------------------------------------------------------------------
         900,000     Sumter Landing, FL Community Devel. District Special
                     Assessment                                              6.250     05/01/2013    05/01/2009 3         953,631
---------------------------------------------------------------------------------------------------------------------------------
         500,000     Venice, FL Health Care (Bon Secours Health Systems)     5.625     08/15/2026    08/15/2006 1         515,685
---------------------------------------------------------------------------------------------------------------------------------
         565,000     Village, FL Community Devel. District                   5.000     05/01/2008    01/01/2006 3         568,028
---------------------------------------------------------------------------------------------------------------------------------
       1,980,000     Village, FL Community Devel. District                   7.625     05/01/2017    05/01/2006 1       2,049,478
---------------------------------------------------------------------------------------------------------------------------------
         160,000     Volusia County, FL Educational Facility Authority
                     (Stetson University)                                    5.500     06/01/2026    06/01/2006 1         164,640
---------------------------------------------------------------------------------------------------------------------------------
          40,000     Volusia County, FL Health Facilities Authority          5.500     11/15/2026    11/15/2006 1          40,616
---------------------------------------------------------------------------------------------------------------------------------
         250,000     Volusia County, FL Health Facilities Authority (John
                     Knox Village of Florida)                                6.000     06/01/2017    06/01/2006 1         257,585
---------------------------------------------------------------------------------------------------------------------------------
          25,000     Wilton Manors, FL Water & Sewage                        5.500     10/01/2012    04/01/2006 1          25,140
                                                                                                                    -------------
                                                                                                                      123,750,005
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.3%
          50,000     Acworth, GA Hsg. Authority (Wingate Falls Apartments)   6.125     03/01/2017    03/01/2007 1          51,798
---------------------------------------------------------------------------------------------------------------------------------
         125,000     Atlanta & Fulton County, GA Recreation Authority
                     (Downtown Arena)                                        5.375     12/01/2026    06/01/2007 1         130,379
---------------------------------------------------------------------------------------------------------------------------------
         135,000     Atlanta, GA Airport                                     5.625     01/01/2030    01/01/2010 1         141,905
---------------------------------------------------------------------------------------------------------------------------------
       2,000,000     Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU
                     Partners) 5                                             6.000     07/01/2036    07/01/2016 1       2,196,500
---------------------------------------------------------------------------------------------------------------------------------
          20,000     Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU
                     Partners)                                               6.250     07/01/2036    07/01/2014 1          22,416
---------------------------------------------------------------------------------------------------------------------------------
       1,000,000     Atlanta, GA Tax Allocation (Eastside)                   5.625     01/01/2016    03/27/2012 3       1,015,810
---------------------------------------------------------------------------------------------------------------------------------
          25,000     Atlanta, GA Urban Residential Finance Authority
                     (Fulton Cotton Mill)                                    6.125     05/20/2027    05/20/2007 1          25,966
---------------------------------------------------------------------------------------------------------------------------------
          90,000     Atlanta, GA Urban Residential Finance Authority
                     (Morehouse College)                                     5.750     12/01/2014    06/01/2006 1          91,982
---------------------------------------------------------------------------------------------------------------------------------
         485,000     Burke County, GA Devel. Authority (Georgia Power
                     Company) 7                                              5.450     05/01/2034    05/01/2006 1         487,575
---------------------------------------------------------------------------------------------------------------------------------
         615,000     Burke County, GA Devel. Authority (Georgia Power
                     Company)                                                5.450     05/01/2034    05/01/2006 1         616,242
---------------------------------------------------------------------------------------------------------------------------------
          10,000     Cobb County, GA Hsg. Authority (Garrison Plantation)    5.750     07/01/2014    01/01/2006 1          10,013
---------------------------------------------------------------------------------------------------------------------------------

12          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         75,000     Ellijay-Gilmer County, GA Water & Sewage Authority      5.900%    01/01/2024    01/01/2006 1   $      75,066
---------------------------------------------------------------------------------------------------------------------------------
       1,000,000     Floyd County, GA Devel. Authority (Temple-Inland)       5.700     12/01/2015    12/01/2013 1       1,060,770
---------------------------------------------------------------------------------------------------------------------------------
          20,000     Fulton County, GA Devel. Authority
                     (Cauley Creek Water)                                    5.250     02/01/2021    02/01/2011 1          20,910
---------------------------------------------------------------------------------------------------------------------------------
          20,000     GA HFA (Lake Vista Apartments)                          5.950     01/01/2027    01/01/2008 1          20,634
---------------------------------------------------------------------------------------------------------------------------------
          60,000     GA HFA (Single Family Mtg.)                             5.550     12/01/2026    06/01/2008 1          61,168
---------------------------------------------------------------------------------------------------------------------------------
          15,000     GA HFA (Single Family Mtg.), Series C2                  5.800     12/01/2026    12/01/2009 1          15,655
---------------------------------------------------------------------------------------------------------------------------------
         130,000     Hinesville, GA HDC (Pineland Square Apartments)         7.250     04/01/2013    04/01/2006 1         133,406
---------------------------------------------------------------------------------------------------------------------------------
          25,000     Hinesville, GA Leased Hsg. Corp. (Regency Park)         7.250     01/15/2011    01/15/2011            25,933
---------------------------------------------------------------------------------------------------------------------------------
          50,000     Macon-Bibb County, GA Industrial Authority 5            6.000     05/01/2013    05/01/2006 1          50,097
---------------------------------------------------------------------------------------------------------------------------------
          20,000     Macon-Bibb County, GA Industrial Authority              6.100     05/01/2018    05/01/2006 1          20,027
---------------------------------------------------------------------------------------------------------------------------------
          15,000     Marietta, GA Devel. Authority (Life College)            5.800     09/01/2019    03/01/2006 1          15,328
---------------------------------------------------------------------------------------------------------------------------------
       1,000,000     McDuffie County, GA County Devel. Authority
                     (Temple-Inland)                                         6.950     12/01/2023    09/02/2013 1       1,109,970
---------------------------------------------------------------------------------------------------------------------------------
         175,000     Metropolitan Atlanta, GA Rapid Transit Authority        5.625     07/01/2020    07/01/2006 1         180,402
---------------------------------------------------------------------------------------------------------------------------------
       4,010,000     Northwestern Gwinnett County, GA Facilities Corp. COP
                     (Dept. of Labor) 5                                      5.750     06/15/2019    05/14/2014 2       4,382,369
---------------------------------------------------------------------------------------------------------------------------------
       1,600,000     Northwestern Gwinnett County, GA Facilities Corp. COP
                     (Dept. of Motor Vehicle Safety) 5                       5.750     06/15/2019    05/18/2014 2       1,748,576
---------------------------------------------------------------------------------------------------------------------------------
          20,000     Richmond County, GA Devel. Authority (International
                     Paper Company)                                          5.800     12/01/2020    12/01/2009 1          20,663
---------------------------------------------------------------------------------------------------------------------------------
          50,000     Richmond County, GA Devel. Authority (International
                     Paper Company)                                          6.250     02/01/2025    02/01/2011 1          52,909
---------------------------------------------------------------------------------------------------------------------------------
       5,815,000     Rockdale County, GA Devel. Authority (Visy Paper)       7.400     01/01/2016    01/01/2006 1       5,836,690
---------------------------------------------------------------------------------------------------------------------------------
       1,000,000     Rockdale County, GA Devel. Authority (Visy Paper)       7.500     01/01/2026    01/01/2006 1       1,003,810
---------------------------------------------------------------------------------------------------------------------------------
          10,000     Rome, GA New Public Housing Authority                   5.750     11/01/2010    05/01/2006 1          10,919
---------------------------------------------------------------------------------------------------------------------------------
         210,000     Savannah, GA EDA (University Financing Foundation)      6.750     11/15/2031    11/15/2010 1         233,795
---------------------------------------------------------------------------------------------------------------------------------
         710,000     Vienna, GA Water & Sewer (Tyson Foods)                  5.625     09/01/2012    03/01/2006 1         725,166
                                                                                                                    -------------
                                                                                                                       21,594,849
---------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.9%
       3,385,000     HI Airports System RITES 7                              7.550 8   07/01/2018    07/01/2011 1       3,873,523
---------------------------------------------------------------------------------------------------------------------------------

13          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
HAWAII CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$      7,000,000     HI Department of Budget & Finance RITES 5,7             6.981% 8  07/01/2020    07/11/2010 1   $   8,026,130
---------------------------------------------------------------------------------------------------------------------------------
       1,230,000     HI Department of Budget & Finance Special Purpose
                     (Hawaiian Electric Company)                             5.450     11/01/2023    05/01/2006 1       1,237,675
---------------------------------------------------------------------------------------------------------------------------------
          85,000     HI Department of Budget & Finance Special Purpose
                     (Hawaiian Electric Company)                             5.650     10/01/2027    10/01/2013 1          92,113
---------------------------------------------------------------------------------------------------------------------------------
         110,000     HI Department of Budget & Finance Special Purpose
                     (Hawaiian Electric Company)                             5.875     12/01/2026    12/01/2006 1         114,455
---------------------------------------------------------------------------------------------------------------------------------
          25,000     HI Department of Budget & Finance Special Purpose
                     (Kapiolani Health Care)                                 6.250     07/01/2021    07/01/2006 1          25,841
---------------------------------------------------------------------------------------------------------------------------------
         115,000     HI Harbor Capital Improvement                           5.500     07/01/2027    07/01/2009 1         118,895
---------------------------------------------------------------------------------------------------------------------------------
          75,000     HI Harbor System, Series A                              5.750     07/01/2029    07/01/2010 1          80,522
---------------------------------------------------------------------------------------------------------------------------------
       1,030,000     HI Hsg. Finance & Devel. Corp. (Single Family Mtg.)     5.400     07/01/2030    05/23/2007 2       1,069,408
---------------------------------------------------------------------------------------------------------------------------------
          25,000     HI Hsg. Finance & Devel. Corp. (Single Family Mtg.)     5.750     07/01/2030    07/01/2007 1          25,217
                                                                                                                    -------------
                                                                                                                       14,663,779
---------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.1%
          40,000     Boise City, ID COP                                      5.600     09/01/2030    03/01/2006 1          40,120
---------------------------------------------------------------------------------------------------------------------------------
          70,000     ID Hsg. & Finance Assoc. (Single Family Mtg.)           5.550     07/01/2031    07/01/2010 1          70,545
---------------------------------------------------------------------------------------------------------------------------------
          15,000     ID Hsg. & Finance Assoc. (Single Family Mtg.)           6.350     07/01/2016    01/01/2006 1          15,311
---------------------------------------------------------------------------------------------------------------------------------
          10,000     ID Hsg. & Finance Assoc. (Single Family Mtg.),
                     Series F                                                6.050     07/01/2009    07/01/2006 2          10,049
---------------------------------------------------------------------------------------------------------------------------------
          15,000     ID Hsg. & Finance Assoc. (Single Family Mtg.), Series
                     H-2                                                     6.200     07/01/2028    11/15/2006 2          15,566
---------------------------------------------------------------------------------------------------------------------------------
          30,000     ID Hsg. Agency (Single Family Mtg.)                     5.400     07/01/2020    01/15/2007 2          30,304
---------------------------------------------------------------------------------------------------------------------------------
          25,000     ID Hsg. Agency (Single Family Mtg.)                     6.700     07/01/2027    01/01/2006 1          25,308
---------------------------------------------------------------------------------------------------------------------------------
          10,000     ID Hsg. Agency (Single Family Mtg.), Series A           6.125     07/01/2026    01/01/2008 3          10,383
---------------------------------------------------------------------------------------------------------------------------------
       2,395,000     Pocatello, ID Devel. Authority Revenue Allocation Tax
                     Increment, Series A                                     5.500     08/01/2017    02/08/2014 2       2,402,185
                                                                                                                    -------------
                                                                                                                        2,619,771
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--6.7%
         850,000     Bedford Park, IL Tax                                    5.125     12/30/2018    01/11/2018 3         857,013
---------------------------------------------------------------------------------------------------------------------------------
         120,000     Bryant, IL Pollution Control (Central Illinois Light
                     Company)                                                5.900     08/01/2023    02/01/2006 1         120,533
---------------------------------------------------------------------------------------------------------------------------------
          25,000     Bryant, IL Pollution Control (Central Illinois Light
                     Company)                                                5.900     08/01/2023    02/01/2006 1          25,052
---------------------------------------------------------------------------------------------------------------------------------
         125,000     Chatham Area, IL Public Library District                6.300     02/01/2010    02/01/2006 1         125,324
---------------------------------------------------------------------------------------------------------------------------------
       2,060,000     Chicago, IL (Single Family Mtg.)                        5.500     10/01/2020    10/01/2006 3       2,094,773
---------------------------------------------------------------------------------------------------------------------------------
         455,000     Chicago, IL (Single Family Mtg.)                        6.300     09/01/2029    09/01/2013 1         467,012
---------------------------------------------------------------------------------------------------------------------------------

14          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         50,000     Chicago, IL Board of Education (Chicago School Reform)  5.250%    12/01/2030    12/01/2007 1   $      52,386
---------------------------------------------------------------------------------------------------------------------------------
         140,000     Chicago, IL Metropolitan Hsg. Devel. Corp.              6.850     07/01/2022    01/01/2006 1         141,872
---------------------------------------------------------------------------------------------------------------------------------
         120,000     Chicago, IL Metropolitan Hsg. Devel. Corp. (Academy
                     Square)                                                 5.600     10/01/2025    04/01/2006 1         121,344
---------------------------------------------------------------------------------------------------------------------------------
          65,000     Chicago, IL Midway Airport, Series B                    5.625     01/01/2029    01/01/2007 1          66,701
---------------------------------------------------------------------------------------------------------------------------------
          70,000     Chicago, IL Midway Airport, Series B                    5.750     01/01/2022    01/01/2007 1          71,987
---------------------------------------------------------------------------------------------------------------------------------
          25,000     Chicago, IL Multifamily Hsg. (St. Edmund's Village)     6.125     09/20/2024    09/20/2010 1          26,458
---------------------------------------------------------------------------------------------------------------------------------
       5,610,000     Chicago, IL O'Hare International Airport (2nd Lien)     5.000     01/01/2018    01/01/2006 1       5,617,181
---------------------------------------------------------------------------------------------------------------------------------
          95,000     Chicago, IL O'Hare International Airport (General
                     Airport), Series A                                      5.500     01/01/2016    01/01/2007 1          98,303
---------------------------------------------------------------------------------------------------------------------------------
       4,000,000     Chicago, IL O'Hare International Airport (General
                     Airport), Series A 7                                    7.458 8   01/01/2023    01/01/2014 1       4,815,440
---------------------------------------------------------------------------------------------------------------------------------
       4,000,000     Chicago, IL O'Hare International Airport (Passenger
                     Facility Charge)                                        5.600     01/01/2010    01/01/2006 1       4,087,360
---------------------------------------------------------------------------------------------------------------------------------
       1,000,000     Chicago, IL O'Hare International Airport (Passenger
                     Facility Charge)                                        5.625     01/01/2012    01/01/2006 1       1,021,860
---------------------------------------------------------------------------------------------------------------------------------
       2,815,000     Chicago, IL Park District                               5.250     01/01/2011    01/01/2006 1       2,876,846
---------------------------------------------------------------------------------------------------------------------------------
          80,000     Greenville, IL Educational Facilities Authority
                     (Greenville College)                                    6.000     12/01/2009    06/01/2006 1          80,116
---------------------------------------------------------------------------------------------------------------------------------
         350,000     Harvey, IL GO                                           6.700     02/01/2009    02/01/2006 1         350,938
---------------------------------------------------------------------------------------------------------------------------------
      12,280,000     Hodgkins, IL Environmental Improvement (Metropolitan
                     Biosolids Management) 5                                 6.000     11/01/2015    11/01/2008 1      12,990,030
---------------------------------------------------------------------------------------------------------------------------------
         100,000     IL Devel. Finance Authority (Community Rehabilitation
                     Providers)                                              6.050     07/01/2019    07/01/2007 1         103,235
---------------------------------------------------------------------------------------------------------------------------------
          70,000     IL Devel. Finance Authority (Illinois-American Water
                     Company)                                                5.150     08/01/2023    08/01/2006 1          70,033
---------------------------------------------------------------------------------------------------------------------------------
       2,540,000     IL Devel. Finance Authority (Olin Corp.)                6.750     03/01/2016    04/01/2013 1       2,682,621
---------------------------------------------------------------------------------------------------------------------------------
         225,000     IL Devel. Finance Authority Pollution Control (Central
                     Illinois Public Service Company)                        5.700     08/15/2026    02/15/2006 1         225,344
---------------------------------------------------------------------------------------------------------------------------------
      14,000,000     IL Devel. Finance Authority Pollution Control (Central
                     Illinois Public Service Company)                        5.950     08/15/2026    12/01/2006 1      14,440,860
---------------------------------------------------------------------------------------------------------------------------------
         215,000     IL Devel. Finance Authority Pollution Control
                     (Illinois Power Company)                                5.400     03/01/2028    03/01/2006 1         215,307
---------------------------------------------------------------------------------------------------------------------------------
         850,000     IL Devel. Finance Authority Pollution Control
                     (Illinois Power Company)                                5.700     02/01/2024    02/01/2006 1         851,828
---------------------------------------------------------------------------------------------------------------------------------
          50,000     IL Educational Facilities Authority (Chicago
                     Zoological Society)                                     6.100     12/15/2016    01/23/2006 1          51,087
---------------------------------------------------------------------------------------------------------------------------------
       3,065,000     IL Educational Facilities Authority (Educational
                     Advancement Fund) 10                                    6.250     05/01/2030    05/01/2013 1       3,355,010
---------------------------------------------------------------------------------------------------------------------------------
         635,000     IL Educational Facilities Authority (Educational
                     Advancement Fund)                                       6.250     05/01/2034    05/01/2007 1         653,637
---------------------------------------------------------------------------------------------------------------------------------

15          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         45,000     IL Educational Facilities Authority (Midwestern
                     University)                                             6.250%    05/15/2026    05/15/2006 1   $      46,357
---------------------------------------------------------------------------------------------------------------------------------
         160,000     IL Educational Facilities Authority Student Hsg.
                     (Educational Advancement Fund)                          6.000     05/01/2022    05/01/2012 1         173,333
---------------------------------------------------------------------------------------------------------------------------------
         620,000     IL Finance Authority (Beacon Hill)                      5.000     02/15/2012    02/15/2010 1         626,752
---------------------------------------------------------------------------------------------------------------------------------
         385,000     IL Finance Authority (Beacon Hill)                      5.250     02/15/2014    02/15/2010 1         388,569
---------------------------------------------------------------------------------------------------------------------------------
          50,000     IL GO                                                   5.750     07/01/2016    01/01/2006 1          50,845
---------------------------------------------------------------------------------------------------------------------------------
          15,000     IL HDA (Homeowner Mtg.)                                 5.600     08/01/2032    08/01/2011 1          15,505
---------------------------------------------------------------------------------------------------------------------------------
          20,000     IL Health Facilities Authority (Advocate Health)        5.875     08/15/2022    08/15/2007 1          20,853
---------------------------------------------------------------------------------------------------------------------------------
         385,000     IL Health Facilities Authority (Rush Presbyterian-St.
                     Luke's Medical Center)                                  5.250     11/15/2020    11/15/2006 1         385,489
---------------------------------------------------------------------------------------------------------------------------------
          50,000     IL Health Facilities Authority (Sarah Bush Lincoln
                     Health Center)                                          6.000     02/15/2026    02/15/2006 1          51,152
---------------------------------------------------------------------------------------------------------------------------------
          30,000     IL Health Facilities Authority (West Suburban Hospital
                     Medical Center)                                         5.750     07/01/2015    07/01/2009 1          32,468
---------------------------------------------------------------------------------------------------------------------------------
          85,000     IL Health Facilities Authority (West Suburban Hospital
                     Medical Center)                                         5.750     07/01/2020    07/01/2009 1          91,991
---------------------------------------------------------------------------------------------------------------------------------
       3,220,000     IL Hsg. Devel. Authority                                5.625     08/01/2033    02/01/2012 1       3,338,850
---------------------------------------------------------------------------------------------------------------------------------
         315,000     IL Hsg. Devel. Authority (Garden House River Oak)       6.875     01/01/2020    01/01/2006 1         319,394
---------------------------------------------------------------------------------------------------------------------------------
         400,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series
                     1991-A                                                  8.250     07/01/2016    01/01/2006 1         401,276
---------------------------------------------------------------------------------------------------------------------------------
          50,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series A   5.950     07/01/2021    01/01/2006 1          50,975
---------------------------------------------------------------------------------------------------------------------------------
           5,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series A   6.050     07/01/2015    01/01/2006 1           5,006
---------------------------------------------------------------------------------------------------------------------------------
          25,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series A   6.125     07/01/2025    01/01/2006 1          25,026
---------------------------------------------------------------------------------------------------------------------------------
          20,000     IL Hsg. Devel. Authority (Multifamily Hsg.), Series C   5.950     07/01/2011    01/01/2006 1          20,026
---------------------------------------------------------------------------------------------------------------------------------
          55,000     IL Hsg. Devel. Authority (Multifamily Program),
                     Series 3                                                6.200     09/01/2023    03/01/2006 1          55,054
---------------------------------------------------------------------------------------------------------------------------------
           5,000     IL Hsg. Devel. Authority (Multifamily Program),
                     Series 5                                                6.650     09/01/2014    03/01/2006 1           5,050
---------------------------------------------------------------------------------------------------------------------------------
       1,000,000     IL Hsg. Devel. Authority (Skyline Towers Apartments)    6.875     11/01/2017    05/01/2006 1       1,028,450
---------------------------------------------------------------------------------------------------------------------------------
         565,000     IL Metropolitan Pier & Exposition Authority             6.500     06/15/2027    06/15/2006 1         573,503
---------------------------------------------------------------------------------------------------------------------------------
          10,000     IL Metropolitan Pier & Exposition Authority             6.500     06/15/2027    06/15/2006 1          10,021
---------------------------------------------------------------------------------------------------------------------------------
       2,775,000     IL Sales Tax                                            5.250     06/15/2018    06/15/2006 1       2,783,464
---------------------------------------------------------------------------------------------------------------------------------
          20,000     IL Student Assistance Commission (Student Loan)         6.875     03/01/2015    03/01/2006 1          20,036
---------------------------------------------------------------------------------------------------------------------------------
         785,000     Joliet, IL GO                                           6.250     01/01/2011    01/01/2006 1         801,595
---------------------------------------------------------------------------------------------------------------------------------
          45,000     Lake County, IL HFC, Series A                           6.800     05/01/2023    05/01/2006 1          45,070
---------------------------------------------------------------------------------------------------------------------------------
       6,235,000     Lakemoor, IL Special Tax                                7.800     03/01/2027    03/01/2007 1       6,693,771
---------------------------------------------------------------------------------------------------------------------------------

16          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$      4,510,000     Lombard, IL Public Facilities Corp. (Conference Center
                     & Hotel)                                                5.500%    01/01/2020    01/01/2016 1   $   4,887,081
---------------------------------------------------------------------------------------------------------------------------------
       4,260,000     Lombard, IL Public Facilities Corp. (Conference Center
                     & Hotel)                                                5.500     01/01/2025    01/01/2016 1       4,580,565
---------------------------------------------------------------------------------------------------------------------------------
       6,000,000     Lombard, IL Public Facilities Corp. (Conference Center
                     & Hotel)                                                5.500     01/01/2030    01/01/2016 1       6,421,620
---------------------------------------------------------------------------------------------------------------------------------
      19,335,000     Lombard, IL Public Facilities Corp. (Conference Center
                     & Hotel)                                                5.500     01/01/2036    01/01/2016 1      20,589,842
---------------------------------------------------------------------------------------------------------------------------------
          40,000     Southwestern IL Devel. Authority (Illinois-American
                     Water Company)                                          5.100     06/01/2029    06/01/2008 1          40,431
---------------------------------------------------------------------------------------------------------------------------------
         115,000     Southwestern IL Devel. Authority (Kienstra)             6.050     09/01/2016    03/01/2006 1         116,550
---------------------------------------------------------------------------------------------------------------------------------
          20,000     Southwestern IL Devel. Authority (Meridian Village
                     Assoc.)                                                 5.250     08/20/2023    08/20/2010 1          20,578
---------------------------------------------------------------------------------------------------------------------------------
          15,000     West Chicago, IL Industrial Devel. (Leggett & Platt)    6.900     09/01/2024    03/01/2006 1          15,190
---------------------------------------------------------------------------------------------------------------------------------
          30,000     Will County, IL Exempt Facilities (Mobil Oil Corp.)     6.000     02/01/2027    02/01/2007 1          30,977
                                                                                                                    -------------
                                                                                                                      113,520,206
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.5%
          50,000     Henry County, IN Juvenile Center Building Corp.         6.350     01/05/2007    01/01/2006 1          50,116
---------------------------------------------------------------------------------------------------------------------------------
       1,665,000     Huntington, IN Economic Devel. Corp. (Quanex Corp.)     6.500     08/01/2010    02/01/2007 1       1,678,919
---------------------------------------------------------------------------------------------------------------------------------
          90,000     IN Airport Authority (Federal Express)                  5.500     05/01/2029    05/01/2008 1          92,427
---------------------------------------------------------------------------------------------------------------------------------
          45,000     IN Bond Bank (Special Program), Series B                5.750     02/01/2020    08/01/2006 1          45,368
---------------------------------------------------------------------------------------------------------------------------------
         100,000     IN Devel. Finance Authority (Indiana-American Water
                     Company)                                                5.900     09/01/2022    03/01/2006 1         100,191
---------------------------------------------------------------------------------------------------------------------------------
       1,000,000     IN Devel. Finance Authority (Inland Steel)              7.250     11/01/2011    08/01/2006 1       1,036,400
---------------------------------------------------------------------------------------------------------------------------------
          70,000     IN Devel. Finance Authority (Northwest Indiana Water
                     Company)                                                5.900     06/01/2026    06/01/2006 1          70,134
---------------------------------------------------------------------------------------------------------------------------------
         200,000     IN Devel. Finance Authority (USX Corp.)                 6.150     07/15/2022    01/15/2007 1         208,682
---------------------------------------------------------------------------------------------------------------------------------
         165,000     IN Devel. Finance Authority (USX Corp.)                 6.250     07/15/2030    01/15/2007 1         172,001
---------------------------------------------------------------------------------------------------------------------------------
          70,000     IN Health Facility Financing Authority (Community
                     Hospitals of Indiana)                                   5.700     05/15/2022    05/15/2006 1          71,936
---------------------------------------------------------------------------------------------------------------------------------
          15,000     IN HFA                                                  6.100     07/01/2022    01/01/2007 1          15,296
---------------------------------------------------------------------------------------------------------------------------------
       1,080,000     IN HFA                                                  6.125     07/01/2014    07/01/2007 1       1,085,616
---------------------------------------------------------------------------------------------------------------------------------
         600,000     IN HFA (Single Family Mtg.)                             6.450     07/01/2014    07/01/2006 1         620,760
---------------------------------------------------------------------------------------------------------------------------------
          10,000     IN HFA (Single Family Mtg.), Series B                   6.150     07/01/2017    07/01/2007 1          10,102
---------------------------------------------------------------------------------------------------------------------------------
          40,000     IN Toll Road Finance Authority                          6.000     07/01/2013    01/01/2006 1          40,441
---------------------------------------------------------------------------------------------------------------------------------
       1,340,000     IN Toll Road Finance Authority                          6.000     07/01/2015    01/01/2006 1       1,355,129
---------------------------------------------------------------------------------------------------------------------------------
         795,000     Indianapolis, IN Economic Devel. (Roman Catholic
                     Archdiocese of Indiana)                                 5.500     07/01/2026    07/01/2006 1         818,381
---------------------------------------------------------------------------------------------------------------------------------

17          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$        530,000     Lake County, IN Redevel. Authority                      6.450%    02/01/2011    02/01/2006 1   $     541,967
---------------------------------------------------------------------------------------------------------------------------------
         925,000     Madison County, IN Hospital Authority (Community
                     Hospital of Anderson) 5                                 8.000     01/01/2014    01/01/2006 1         945,073
---------------------------------------------------------------------------------------------------------------------------------
          25,000     Perry County, IN Redevel. Authority                     6.000     02/01/2012    02/01/2006 1          25,538
                                                                                                                    -------------
                                                                                                                        8,984,477
---------------------------------------------------------------------------------------------------------------------------------
IOWA--3.4%
          30,000     Council Bluffs, IA Pollution Control (Midwest Power
                     Systems)                                                5.950     05/01/2023    05/01/2006 1          30,267
---------------------------------------------------------------------------------------------------------------------------------
       1,155,000     IA Finance Authority (Boys & Girls Home & Family
                     Services)                                               6.250     12/01/2028    12/01/2008 1       1,209,181
---------------------------------------------------------------------------------------------------------------------------------
         800,000     IA Finance Authority Retirement Community (Friendship
                     Haven)                                                  5.250     11/15/2014    11/15/2009 1         800,808
---------------------------------------------------------------------------------------------------------------------------------
          45,000     IA Student Loan Liquidity Corp.                         6.125     12/01/2011    06/01/2006 1          45,095
---------------------------------------------------------------------------------------------------------------------------------
      32,500,000     IA Tobacco Settlement Authority                         0.000 9   06/01/2034    06/01/2017 1      29,827,525
---------------------------------------------------------------------------------------------------------------------------------
      23,870,000     IA Tobacco Settlement Authority (TASC)                  5.300     06/01/2025    06/01/2011 1      25,955,522
---------------------------------------------------------------------------------------------------------------------------------
          25,000     IA Tobacco Settlement Authority (TASC)                  5.500     06/01/2013    06/01/2011 1          27,428
---------------------------------------------------------------------------------------------------------------------------------
          30,000     Salix, IA Pollution Control (Northwestern Public
                     Service Company)                                        5.900     06/01/2023    06/01/2006 1          30,132
                                                                                                                    -------------
                                                                                                                       57,925,958
---------------------------------------------------------------------------------------------------------------------------------
KANSAS--2.0%
          25,000     Kansas City, KS Mtg. Revenue                            7.000     12/01/2011    06/01/2006 1          25,042
---------------------------------------------------------------------------------------------------------------------------------
          15,000     La Cygne, KS Pollution Control (Kansas Gas & Electric
                     Company)                                                5.100     03/01/2023    03/01/2006 1          15,020
---------------------------------------------------------------------------------------------------------------------------------
       3,400,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.)                                                   5.900     12/01/2037    06/01/2017 1       3,755,334
---------------------------------------------------------------------------------------------------------------------------------
       3,055,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.) 5                                                 4.000     12/01/2036    12/01/2016 1       3,304,288
---------------------------------------------------------------------------------------------------------------------------------
       4,250,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.) 5                                                 5.550     06/01/2037    06/01/2018 1       4,582,818
---------------------------------------------------------------------------------------------------------------------------------
         980,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.)                                                   5.650     12/01/2036    12/01/2014 1       1,050,325
---------------------------------------------------------------------------------------------------------------------------------
       3,235,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.) 5                                                 5.850     12/01/2034    12/01/2013 1       3,512,369
---------------------------------------------------------------------------------------------------------------------------------
       2,140,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.)                                                   5.850     06/01/2037    06/01/2018 1       2,329,262
---------------------------------------------------------------------------------------------------------------------------------
       2,410,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.) 5                                                 5.900     12/01/2034    12/01/2012 1       2,561,300
---------------------------------------------------------------------------------------------------------------------------------
       4,405,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.)                                                   6.125     12/01/2033    06/01/2012 1       4,840,346
---------------------------------------------------------------------------------------------------------------------------------
       1,695,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.)                                                   6.450     12/01/2033    03/11/2007 2       1,768,970
---------------------------------------------------------------------------------------------------------------------------------
         360,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.)                                                   6.875     12/01/2026    01/01/2006 2         369,536
---------------------------------------------------------------------------------------------------------------------------------
       1,250,000     Sedgwick & Shawnee Counties, KS Hsg. (Single Family
                     Mtg.)                                                   7.600     12/01/2031    12/01/2006 2       1,297,275
---------------------------------------------------------------------------------------------------------------------------------

18          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
$      5,000,000     Wyandotte County/Kansas City, KS Unified Government
                     Special Obligation                                      4.750%    12/01/2016    12/01/2015 1   $   5,141,300
                                                                                                                    -------------
                                                                                                                       34,553,185
---------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.5%
         325,000     Boone County, KY Pollution Control (Cincinnati Gas &
                     Electric)                                               5.500     01/01/2024    01/01/2006 1         328,608
---------------------------------------------------------------------------------------------------------------------------------
       2,845,000     Boone County, KY Pollution Control (Dayton Power &
                     Light Company)                                          6.500     11/15/2022    05/15/2006 1       2,866,821
---------------------------------------------------------------------------------------------------------------------------------
         100,000     Kenton County, KY Airport Board (Cincinnati/Northern
                     KY International)                                       5.750     03/01/2010    03/01/2006 1         102,343
---------------------------------------------------------------------------------------------------------------------------------
         120,000     Kenton County, KY Airport Special Facilities (Delta
                     Airlines) 11                                            7.500     02/01/2012    02/01/2012            80,201
---------------------------------------------------------------------------------------------------------------------------------
          30,000     KY Economic Devel. Finance Authority (St. Claire
                     Medical Center)                                         5.625     09/01/2021    09/01/2006 1          30,350
---------------------------------------------------------------------------------------------------------------------------------
       3,000,000     Maysville, KY Solid Waste Disposal (Inland Container
                     Corp.)                                                  6.900     09/01/2022    09/02/2013 1       3,322,200
---------------------------------------------------------------------------------------------------------------------------------
       2,000,000     Muhlenberg County, KY Hospital (Muhlenberg Community
                     Hospital)                                               6.750     07/01/2010    07/01/2006 1       2,064,200
                                                                                                                    -------------
                                                                                                                        8,794,723
---------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--4.1%
          35,000     Calcasieu Parish, LA Industrial Devel. Board (E.I.
                     Dupont de Nemours & Company)                            5.750     12/01/2026    12/01/2006 1          35,628
---------------------------------------------------------------------------------------------------------------------------------
       1,565,000     Calcasieu Parish, LA Industrial Devel. Board (Olin
                     Corp.)                                                  6.625     02/01/2016    04/01/2010 1       1,675,035
---------------------------------------------------------------------------------------------------------------------------------
         840,000     Calcasieu Parish, LA Public Trust Authority             5.000     04/01/2028    03/22/2009 2         859,051
---------------------------------------------------------------------------------------------------------------------------------
          20,000     De Soto Parish, LA Environmental Improvement
                     (International Paper Company)                           5.600     11/01/2022    11/01/2009 1          20,301
---------------------------------------------------------------------------------------------------------------------------------
          95,000     East Baton Rouge, LA Mtg. Finance Authority             5.600     04/01/2022    04/01/2009 1          96,544
---------------------------------------------------------------------------------------------------------------------------------
          35,000     East Baton Rouge, LA Mtg. Finance Authority (GNMA &
                     FNMA Mtg.)                                              5.700     10/01/2033    04/01/2007 1          35,611
---------------------------------------------------------------------------------------------------------------------------------
          15,000     East Baton Rouge, LA Mtg. Finance Authority (Single
                     Family Mtg.)                                            5.500     10/01/2025    04/01/2006 1          15,007
---------------------------------------------------------------------------------------------------------------------------------
          55,000     East Baton Rouge, LA Mtg. Finance Authority (Single
                     Family Mtg.)                                            6.350     10/01/2028    10/01/2007 1          55,303
---------------------------------------------------------------------------------------------------------------------------------
          25,000     Hammond, LA Industrial Devel. Board (Albertson's)       6.300     11/01/2008    05/01/2006 1          25,302
---------------------------------------------------------------------------------------------------------------------------------
       1,180,000     Jefferson Parish, LA Home Mtg. Authority (Single
                     Family)                                                 5.875     12/01/2021    12/01/2006 3       1,199,494
---------------------------------------------------------------------------------------------------------------------------------
          20,000     LA HFA (Multifamily Hsg.-FHA Insured) 7                 7.100     11/01/2033    11/01/2007 1          20,322
---------------------------------------------------------------------------------------------------------------------------------
          75,000     LA HFA (Multifamily Hsg.-FHA Insured)                   7.950     01/01/2032    01/01/2006 1          76,203
---------------------------------------------------------------------------------------------------------------------------------
       2,810,000     LA HFA (Single Family Mtg.)                             6.375     06/01/2033    06/01/2007 2       2,914,954
---------------------------------------------------------------------------------------------------------------------------------
       3,150,000     LA HFA (Single Family Mtg.)                             6.400     06/01/2032    04/01/2007 2       3,242,075
---------------------------------------------------------------------------------------------------------------------------------
       1,360,000     LA HFA (Single Family Mtg.)                             7.450     12/01/2031    10/22/2006 2       1,379,081
---------------------------------------------------------------------------------------------------------------------------------

19          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         10,000     LA HFA (Single Family Mtg.)                             7.800%    12/01/2026    06/01/2010 1   $      10,486
---------------------------------------------------------------------------------------------------------------------------------
          25,000     LA HFA (St. Dominic Assisted Care)                      6.300     09/01/2015    09/01/2008 1          25,596
---------------------------------------------------------------------------------------------------------------------------------
       2,245,000     LA HFA (VOA New Orleans Affordable Hsg. Corp.)          6.550     05/01/2019    06/29/2013 2       2,249,737
---------------------------------------------------------------------------------------------------------------------------------
       2,070,000     LA Local Government EF&CD (Bellemont Apartments)        6.000     09/01/2022    09/01/2012 1       2,132,183
---------------------------------------------------------------------------------------------------------------------------------
         855,000     LA Local Government EF&CD (Oakleigh Apartments)         6.000     06/01/2016    07/07/2014 2         903,761
---------------------------------------------------------------------------------------------------------------------------------
       6,000,000     LA Public Facilities Authority (Louisiana Water
                     Company)                                                5.450     02/01/2013    08/01/2007 1       6,168,120
---------------------------------------------------------------------------------------------------------------------------------
          15,000     LA Public Facilities Authority (Loyola University)      5.625     10/01/2016    10/01/2007 1          15,654
---------------------------------------------------------------------------------------------------------------------------------
          15,000     LA Public Facilities Authority (Tulane University)      5.750     02/15/2021    02/15/2006 1          15,019
---------------------------------------------------------------------------------------------------------------------------------
          80,000     LA Public Facilities Authority (Xavier University of
                     Louisiana)                                              5.250     09/01/2027    09/01/2007 1          82,426
---------------------------------------------------------------------------------------------------------------------------------
       5,730,000     LA Stadium & Exposition District, Series B              5.250     07/01/2020    07/01/2006 1       5,807,985
---------------------------------------------------------------------------------------------------------------------------------
          20,000     LA Stadium & Exposition District, Series B              5.250     07/01/2021    07/01/2006 1          20,263
---------------------------------------------------------------------------------------------------------------------------------
      10,355,000     LA Tobacco Settlement Financing Corp. (TASC) 5          5.875     05/15/2039    05/15/2012 1      10,812,173
---------------------------------------------------------------------------------------------------------------------------------
      24,310,000     LA Tobacco Settlement Financing Corp. (TASC), Series B  5.500     05/15/2030    05/10/2011 2      24,891,738
---------------------------------------------------------------------------------------------------------------------------------
          15,000     New Orleans, LA Aviation Board (Passenger Facility
                     Charge)                                                 5.500     09/01/2014    03/01/2006 1          15,087
---------------------------------------------------------------------------------------------------------------------------------
         150,000     New Orleans, LA Aviation Board (Passenger Facility
                     Charge)                                                 6.000     09/01/2018    03/01/2006 1         150,941
---------------------------------------------------------------------------------------------------------------------------------
         250,000     New Orleans, LA Aviation Board (Passenger Facility
                     Charge)                                                 6.000     09/01/2019    03/01/2006 1         251,605
---------------------------------------------------------------------------------------------------------------------------------
         145,000     New Orleans, LA Exhibit Hall Special Tax (Ernest N.
                     Morial)                                                 5.600     07/15/2025    07/15/2006 1         147,414
---------------------------------------------------------------------------------------------------------------------------------
         720,000     New Orleans, LA Finance Authority (Single Family
                     Mtg.), Series B-2                                       6.000     12/01/2021    12/01/2009 1         725,717
---------------------------------------------------------------------------------------------------------------------------------
         125,000     New Orleans, LA Finance Authority (Single Family
                     Mtg.), Series B-2                                       6.050     12/01/2026    12/01/2009 1         125,888
---------------------------------------------------------------------------------------------------------------------------------
       2,375,000     New Orleans, LA HDC (Southwood Patio)                   7.700     02/01/2022    02/01/2006 1       2,401,101
---------------------------------------------------------------------------------------------------------------------------------
          30,000     New Orleans, LA HDC (Tivoli Place Apartments)           6.500     06/01/2007    06/12/2006 2          30,685
---------------------------------------------------------------------------------------------------------------------------------
           5,000     New Orleans, LA Home Mtg. Authority                     6.200     06/01/2015    06/01/2007 1           5,041
---------------------------------------------------------------------------------------------------------------------------------
          60,000     New Orleans, LA Home Mtg. Authority                     7.000     05/01/2014    05/01/2006 1          60,090
---------------------------------------------------------------------------------------------------------------------------------
          20,000     New Orleans, LA Home Mtg. Authority (Single Family
                     Mtg.)                                                   6.000     12/01/2021    12/01/2008 1          20,134
---------------------------------------------------------------------------------------------------------------------------------
          45,000     Orleans Parish, LA Parishwide School District           5.000     09/01/2015    03/01/2006 1          45,061
---------------------------------------------------------------------------------------------------------------------------------
          15,000     Orleans Parish, LA Parishwide School District           5.125     09/01/2021    03/01/2008 1          15,234
---------------------------------------------------------------------------------------------------------------------------------
         170,000     Orleans Parish, LA Parishwide School District           5.375     09/01/2017    03/01/2006 1         172,249
---------------------------------------------------------------------------------------------------------------------------------

20          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         15,000     Orleans Parish, LA School Board                         5.300%    09/01/2012    09/01/2006 1   $      15,016
---------------------------------------------------------------------------------------------------------------------------------
          50,000     Orleans Parish, LA School Board                         5.300     09/01/2013    09/01/2006 1          50,049
---------------------------------------------------------------------------------------------------------------------------------
         100,000     Orleans Parish, LA School Board, Series B               5.200     02/01/2014    02/01/2006 1         101,187
---------------------------------------------------------------------------------------------------------------------------------
         340,000     Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)      6.100     08/01/2019    12/26/2015 3         339,986
---------------------------------------------------------------------------------------------------------------------------------
          15,000     Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)      6.125     08/01/2010    08/01/2006 1          15,009
---------------------------------------------------------------------------------------------------------------------------------
         155,000     St. Bernard Parish, LA Exempt Facility (Mobil Oil
                     Corp.)                                                  5.900     11/01/2026    11/01/2006 1         160,916
---------------------------------------------------------------------------------------------------------------------------------
         155,000     St. Charles Parish, LA (Louisiana Power & Light
                     Company)                                                5.950     12/01/2023    06/01/2006 1         156,263
---------------------------------------------------------------------------------------------------------------------------------
          40,000     St. Charles Parish, LA (Louisiana Power & Light
                     Company)                                                5.950     12/01/2023    12/01/2006 1          40,035
---------------------------------------------------------------------------------------------------------------------------------
          30,000     St. John Baptist Parish, LA (USX Corp.)                 5.350     12/01/2013    12/01/2008 1          31,290
                                                                                                                    -------------
                                                                                                                       69,861,050
---------------------------------------------------------------------------------------------------------------------------------
MAINE--0.3%
       1,800,000     Jay, ME Environmental Improvement (International Paper
                     Company)                                                6.250     09/01/2023    09/01/2009 1       1,922,310
---------------------------------------------------------------------------------------------------------------------------------
       2,000,000     ME Finance Authority Solid Waste Recycling Facilities
                     (Great Northern Paper)                                  7.750     10/01/2022    10/01/2006 1       2,032,200
---------------------------------------------------------------------------------------------------------------------------------
          20,000     ME H&HEFA (University of New England)                   5.750     07/01/2023    01/01/2006 1          20,036
---------------------------------------------------------------------------------------------------------------------------------
         415,000     ME H&HEFA (University of New England/Cedars Nursing
                     Care Center)                                            5.700     07/01/2013    07/01/2006 1         415,784
---------------------------------------------------------------------------------------------------------------------------------
           5,000     ME H&HEFA, Series A                                     5.875     07/01/2025    01/15/2006 1           5,110
---------------------------------------------------------------------------------------------------------------------------------
          10,000     ME Municipal Bond Bank                                  5.850     11/01/2020    06/01/2006 1          10,020
---------------------------------------------------------------------------------------------------------------------------------
          50,000     ME Municipal Bond Bank, Series D                        6.300     11/01/2014    05/01/2006 1          50,625
---------------------------------------------------------------------------------------------------------------------------------
          25,000     ME State Hsg. Authority Mtg., Series C-2                5.950     11/15/2022    05/15/2009 1          25,765
---------------------------------------------------------------------------------------------------------------------------------
          10,000     ME State Hsg. Authority Mtg., Series D 5                5.500     11/15/2014    05/15/2009 1          10,305
                                                                                                                    -------------
                                                                                                                        4,492,155
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND--1.6%
       4,840,000     Anne Arundel County, MD Pollution Control (Baltimore
                     Gas & Electric)                                         6.000     04/01/2024    04/01/2006 1       4,933,170
---------------------------------------------------------------------------------------------------------------------------------
          20,000     Anne Arundel County, MD Solid Waste                     5.400     09/01/2013    09/01/2006 1          20,396
---------------------------------------------------------------------------------------------------------------------------------
          75,000     Baltimore, MD City Hsg. Corp., Series A                 7.250     07/01/2023    01/01/2006 1          75,342
---------------------------------------------------------------------------------------------------------------------------------
          50,000     Baltimore, MD Pollution Control (General Motors Corp.)  5.350     04/01/2008    04/01/2008            45,854
---------------------------------------------------------------------------------------------------------------------------------
          65,000     Baltimore, MD Port Facilities (E.I. DuPont de Nemours
                     & Company)                                              6.500     10/01/2011    04/01/2006 1          68,085
---------------------------------------------------------------------------------------------------------------------------------
         655,000     Baltimore, MD Port Facilities (E.I. DuPont de Nemours
                     & Company)                                              6.500     10/01/2011    04/01/2006 1         686,086
---------------------------------------------------------------------------------------------------------------------------------

21          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                     EFFECTIVE
       PRINCIPAL                                                                                      MATURITY
          AMOUNT                                                            COUPON       MATURITY  (UNAUDITED)*             VALUE
---------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
---------------------------------------------------------------------------------------------------------------------------------
$         50,000     Frederick County, MD Educational Facilities (Mount St.
                     Mary's College)                                         5.800%    09/01/2030    03/01/2011 1   $      52,106
---------------------------------------------------------------------------------------------------------------------------------
         110,000     Gaithersburg, MD Economic Devel. (Asbury Methodist
                     Homes)                                                  5.500     01/01/2020    01/01/2006 1         110,080
---------------------------------------------------------------------------------------------------------------------------------
          35,000     Gaithersburg, MD Economic Devel. (Asbury Methodist
                     Homes)                                                  5.750     01/01/2011    01/01/2006 1          35,034
---------------------------------------------------------------------------------------------------------------------------------
          55,000     Gaithersburg, MD Hospital Facilities (Shady Grove
                     Adventist Hospital) 5                                   5.500     09/01/2015    03/01/2006 1          56,174
---------------------------------------------------------------------------------------------------------------------------------
          85,000     Gaithersburg, MD Nursing Home (Shady Grove Adventist
                     Hospital) 5                                             6.000     09/01/2022    03/01/2006 1          86,841
---------------------------------------------------------------------------------------------------------------------------------
          10,000     MD Community Devel. (Hsg. & Community Devel.)           5.400     07/01/2022    07/01/2011 1          10,385
---------------------------------------------------------------------------------------------------------------------------------
          70,000     MD Community Devel. (Hsg. & Community Devel.)           6.000     07/01/2039    07/01/2007 1          72,363
---------------------------------------------------------------------------------------------------------------------------------
       5,585,000     MD EDC Student Hsg. (Bowie State University)            6.000     06/01/2023    06/01/2013 1       5,914,962
---------------------------------------------------------------------------------------------------------------------------------
       5,000,000     MD EDC Student Hsg. (University MD College Park)        6.500     06/01/2027    06/01/2013 1       5,565,300
---------------------------------------------------------------------------------------------------------------------------------
       6,500,000     MD EDC Student Hsg. (University of Maryland)            5.750     10/01/2033    10/01/2013 1       6,617,260
---------------------------------------------------------------------------------------------------------------------------------
          25,000     MD H&HEFA (Johns Hopkins University)                    5.625     07/01/2027    07/01/2007 1          26,210
---------------------------------------------------------------------------------------------------------------------------------
         105,000     MD Health & Higher Educational Facilities Authority
                     (Doctors Community Hospital)                            5.750     07/01/2013    06/01/2006 1         105,134
---------------------------------------------------------------------------------------------------------------------------------
          55,000     MD Health & Higher Educational Facilities Authority
                     (Johns Hopkins Hospital)                                5.500     07/01/2026    07/01/2006 1          56,620
---------------------------------------------------------------------------------------------------------------------------------
          25,000     MD Health & Higher Educational Facilities Authority
                     (Peninsula Regional Medical Center)                     5.000     07/01/2023    07/01/2006 1          25,010
---------------------------------------------------------------------------------------------------------------------------------
          40,000     MD Hsg. Community Devel. People's Resource Center       5.250     09/01/2029    03/01/2011 1          40,804
---------------------------------------------------------------------------------------------------------------------------------
         900,000     MD Hsg. Community Devel. People's Resource Center       5.600     04/01/2018    04/01/2007 1         921,402
---------------------------------------------------------------------------------------------------------------------------------
         225,000     MD Hsg. Community Devel. People's Resource Center       5.650     07/01/2039    07/01/2007 1         232,981
---------------------------------------------------------------------------------------------------------------------------------
          10,000     MD Hsg. Community Devel. People's Resource Center       5.700     06/01/2024    06/01/2006 1          10,100
---------------------------------------------------------------------------------------------------------------------------------
          10,000     MD Hsg. Community Devel. People's Resource Center       5.950     07/01/2023    01/01/2009 1          10,275
---------------------------------------------------------------------------------------------------------------------------------
          30,000     MD Industrial Devel. Financing Authority (Bon Secours
                     Health Systems)                                         5.500     08/15/2020    08/15/2006 1          30,647
---------------------------------------------------------------------------------------------------------------------------------
          15,000     MD Industrial Devel. Financing Authority (Bon Secours
                     Health Systems)                                         5.500     08/15/2024    08/15/2006 1          15,323
---------------------------------------------------------------------------------------------------------------------------------
          40,000     MD Stadium Authority (Ocean City Convention Center)     5.375     12/15/2012    06/15/2006 1          40,470
---------------------------------------------------------------------------------------------------------------------------------
          15,000     MD Stadium Authority Sports Facility                    5.750     03/01/2022    03/01/2006 1          15,213
---------------------------------------------------------------------------------------------------------------------------------

22          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MARYLAND CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         50,000       MD Stadium Authority Sports
                       Facility                                     5.800%     03/01/2026             03/01/2006 1     $     50,693
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Montgomery County, MD Hsg.
                       Opportunities Commission (Avalon
                       Knoll)                                       6.150      07/01/2026             07/01/2008 1           30,779
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Multifamily Mtg.)                           6.000      07/01/2037             07/01/2006 1           51,498
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Multifamily Mtg.)                           6.050      07/01/2026             01/01/2006 1           76,580
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Multifamily Mtg.), Series A                 6.000      07/01/2020             07/01/2007 1           20,422
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Multifamily Mtg.), Series B                 6.400      07/01/2028             07/01/2008 1           30,958
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Montgomery County, MD Hsg.
                       Opportunities Commission
                       (Multifamily Mtg.), Series C                 7.150      07/01/2023             01/01/2006 1           15,019
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Montgomery County, MD Pollution
                       Control (Potomac Electric Power
                       Company)                                     5.375      02/15/2024             02/15/2006 1          500,685
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       Prince Georges County, MD Hsg.
                       Authority (Single Family)                    6.150      08/01/2019             08/01/2010 1           72,977
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Prince Georges County, MD Local
                       Government                                   6.050      08/01/2012             02/01/2006 1           55,127
-----------------------------------------------------------------------------------------------------------------------------------
         690,000       Prince Georges County, MD
                       Pollution Control (Potomac
                       Electric Power Company)                      6.375      01/15/2023             01/15/2006 1          701,385
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Takoma Park, MD Hospital
                       Facilities (Washington Adventist
                       Hospital)                                    5.500      09/01/2015             03/01/2006 1           56,174
-----------------------------------------------------------------------------------------------------------------------------------
         165,000       Takoma Park, MD Hospital
                       Facilities (Washington Adventist
                       Hospital)                                    6.000      09/01/2021             03/01/2006 1          168,574
                                                                                                                       ------------
                                                                                                                         27,710,498
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--3.1%
          25,000       Concord, MA GO                               4.900      07/15/2009             01/15/2006 1           25,035
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       MA Convention Center Authority
                       (Boston Common Parking Garage)               5.375      09/01/2013             03/01/2006 1           15,026
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       MA Devel. Finance Agency (Curry
                       College)                                     6.000      03/01/2031             03/01/2009 1           37,247
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       MA Devel. Finance Agency (The
                       Wheeler School)                              5.500      12/01/2007             12/01/2007             10,265
-----------------------------------------------------------------------------------------------------------------------------------
       4,160,000       MA Devel. Finance Agency (VOA
                       Ayer) 5                                      6.200      02/20/2046             02/20/2015 1        4,654,125
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       MA Educational Financing Authority           5.550      07/01/2009             07/01/2008 1          110,575
-----------------------------------------------------------------------------------------------------------------------------------
       2,140,000       MA Educational Financing Authority           5.920      12/01/2014             12/01/2010 1        2,200,883
-----------------------------------------------------------------------------------------------------------------------------------
       1,610,000       MA Educational Financing Authority           6.000      12/01/2016             12/01/2009 1        1,657,382
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       MA H&EFA (Cape Cod Healthcare)               5.450      11/15/2023             11/15/2008 1           72,049
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       MA H&EFA (Cooley Dickenson
                       Hospital)                                    5.250      11/15/2010             05/15/2006 1          101,150
-----------------------------------------------------------------------------------------------------------------------------------

23          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         15,000       MA H&EFA (Cooley Dickenson
                       Hospital)                                    5.500%     11/15/2025             11/15/2006 1     $     15,172
-----------------------------------------------------------------------------------------------------------------------------------
       1,635,000       MA H&EFA (New England Medical
                       Center)                                      5.375      07/01/2024             07/01/2006 1        1,648,848
-----------------------------------------------------------------------------------------------------------------------------------
         180,000       MA H&EFA (Schepens Eye Research
                       Institute)                                   6.500      07/01/2028             07/01/2009 1          197,620
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       MA H&EFA (South Shore Hospital)              5.500      07/01/2020             07/01/2006 1           86,377
-----------------------------------------------------------------------------------------------------------------------------------
       1,255,000       MA H&EFA (Valley Regional Health
                       System)                                      5.750      07/01/2018             01/01/2006 1        1,269,043
-----------------------------------------------------------------------------------------------------------------------------------
         315,000       MA HFA                                       5.550      07/01/2027             07/01/2007 1          322,538
-----------------------------------------------------------------------------------------------------------------------------------
         165,000       MA HFA (Multifamily)                         6.200      12/01/2010             06/01/2006 1          170,115
-----------------------------------------------------------------------------------------------------------------------------------
       6,890,000       MA HFA (Rental Mtg.) 5                       5.250      01/01/2046             07/01/2012 1        7,090,499
-----------------------------------------------------------------------------------------------------------------------------------
       2,005,000       MA HFA (Rental Mtg.)                         5.600      01/01/2045             07/01/2012 1        2,116,578
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       MA HFA (Single Family)                       5.600      06/01/2025             12/01/2006 1            5,031
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       MA HFA, Series 22                            6.100      06/01/2016             06/01/2006 1            5,005
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       MA HFA, Series 26                            5.600      06/01/2025             06/01/2006 1           30,016
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000       MA HFA, Series A                             6.000      07/01/2041             01/01/2011 1        2,121,380
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       MA HFA, Series B                             6.400      07/01/2038             07/01/2007 1           25,946
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       MA HFA, Series E                             6.050      07/01/2020             07/01/2009 1           51,995
-----------------------------------------------------------------------------------------------------------------------------------
       2,305,000       MA HFA, Series H                             6.650      07/01/2041             07/01/2010 1        2,489,584
-----------------------------------------------------------------------------------------------------------------------------------
         685,000       MA Industrial Finance Agency
                       (Arbors at Taunton)                          5.300      06/20/2019             06/20/2011 1          713,606
-----------------------------------------------------------------------------------------------------------------------------------
         265,000       MA Industrial Finance Agency
                       (Avon Associates)                            5.375      04/01/2020             04/01/2006 1          267,316
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       MA Industrial Finance Agency
                       (College of the Holy Cross)                  5.500      03/01/2016             03/01/2006 1           20,470
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       MA Industrial Finance Agency
                       (College of the Holy Cross)                  5.500      03/01/2020             03/01/2006 1           66,516
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA Industrial Finance Agency
                       (Heights Crossing)                           6.150      02/01/2035             02/01/2006 1        1,021,690
-----------------------------------------------------------------------------------------------------------------------------------
       2,090,000       MA Industrial Finance Agency
                       (Massachussetts American Water
                       Company)                                     6.250      12/01/2010             06/01/2006 1        2,159,409
-----------------------------------------------------------------------------------------------------------------------------------
         930,000       MA Industrial Finance Agency
                       (Massachussetts American Water
                       Company)                                     6.750      12/01/2025             06/01/2006 1          957,872
-----------------------------------------------------------------------------------------------------------------------------------
       2,530,000       MA Industrial Finance Agency
                       (Massachussetts American Water
                       Company)                                     6.900      12/01/2029             06/01/2006 1        2,609,467
-----------------------------------------------------------------------------------------------------------------------------------
       1,600,000       MA Industrial Finance Agency
                       (TNG Draper Place)                           6.450      08/20/2039             08/20/2008 1        1,754,816
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       MA Port Authority (Bosfuel Corp.)            5.625      07/01/2027             07/01/2007 1           36,547
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA Port Authority (Delta Airlines)           5.500      01/01/2016             01/01/2012 1        1,054,880
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000       MA Port Authority (Delta Airlines)           5.500      01/01/2017             01/01/2011 1        2,105,800
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       MA Port Authority (Delta Airlines)           5.500      01/01/2019             01/01/2012 1        1,047,540
-----------------------------------------------------------------------------------------------------------------------------------
         225,000       MA Port Authority (US Airways)               5.750      09/01/2016             09/01/2006 1          232,621
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000       MA Port Authority Facilities ROLs 5,7        7.343 8    01/01/2022             01/01/2011 1       10,855,000
-----------------------------------------------------------------------------------------------------------------------------------

24          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        290,000       MA Port Authority Special
                       Facilities (Bosfuel Corp.)                   5.750%     07/01/2039             07/01/2007 1     $    303,775
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       MA Port Authority Special
                       Facilities (US Airways)                      5.875      09/01/2023             09/01/2006 1          123,926
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       MA Port Authority, Series B                  5.375      07/01/2027             07/01/2007 1          106,910
                                                                                                                       ------------
                                                                                                                         51,967,645
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--0.6%
          40,000       Detroit, MI Hsg. Finance Corp.
                       (Across The Park Section 8
                       Elderly Hsg.)                                7.875      06/01/2010             06/01/2006 1           40,563
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Detroit, MI Local Devel. Finance
                       Authority (Chrysler Corp.)                   5.375      05/01/2018             05/01/2009 1           51,036
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Devon Trace, MI Hsg. Corp.                   7.375      08/01/2023             06/01/2006 1           50,125
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Farmington Hills, MI Economic
                       Devel. Corp. (Botsford General
                       Hospital)                                    5.700      02/15/2015             02/15/2006 1           30,652
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Farmington Hills, MI Economic
                       Devel. Corp. (Botsford General
                       Hospital)                                    5.750      02/15/2025             02/15/2006            102,174
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Gratiot County, MI Economic
                       Devel. Corp. (Michigan Masonic
                       Home)                                        5.000      11/15/2020             05/15/2006 1           65,066
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Melvindale, MI Water Supply &
                       Sewer                                        5.700      06/01/2016             06/01/2006 1           35,512
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       MI Higher Education Student Loan
                       Authority                                    5.400      06/01/2018             06/01/2008 1           20,627
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       MI Hospital Finance Authority
                       (Detroit Medical Center
                       Obligated Group)                             5.250      08/15/2028             08/15/2009 1          256,405
-----------------------------------------------------------------------------------------------------------------------------------
       1,085,000       MI Hospital Finance Authority
                       (Detroit Sinai Hospital)                     6.000      01/01/2008             07/29/2006 3        1,082,580
-----------------------------------------------------------------------------------------------------------------------------------
         220,000       MI Hospital Finance Authority
                       (Henry Ford Health System)                   5.250      11/15/2025             05/15/2006 1          225,669
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       MI Hospital Finance Authority
                       (St. John Hospital)                          5.750      05/15/2016             05/15/2006 1           20,870
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       MI Hsg. Devel. Authority (BGC-II
                       Nonprofit Hsg. Corp.)                        5.500      01/15/2018             07/15/2006 1           45,237
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000       MI Hsg. Devel. Authority (Rental
                       Hsg.) 5                                      6.100      10/01/2033             04/01/2007 1        2,094,380
-----------------------------------------------------------------------------------------------------------------------------------
         775,000       MI Hsg. Devel. Authority, Series A           5.300      10/01/2037             04/01/2009 1          786,741
-----------------------------------------------------------------------------------------------------------------------------------
       2,930,000       MI Job Devel. Authority
                       Pollution Control (General
                       Motors Corp.) 5                              5.550      04/01/2009             04/01/2009          2,624,841
-----------------------------------------------------------------------------------------------------------------------------------
          95,000       MI Municipal Bond Authority                  6.000      12/01/2013             06/01/2006 1           96,163
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       MI Municipal Bond Authority                  6.100      05/01/2011             05/01/2006 1           10,022
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       MI Municipal Bond Authority                  6.125      12/01/2018             06/01/2006             86,039
-----------------------------------------------------------------------------------------------------------------------------------
         520,000       MI Strategic Fund Limited
                       Obligation (Ford Motor Company),
                       Series A                                     6.550      10/01/2022             10/01/2022            455,322
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       MI Strategic Fund Limited
                       Obligation (Ford Motor Company),
                       Series A                                     7.100      02/01/2006             02/01/2006            124,890
-----------------------------------------------------------------------------------------------------------------------------------

25          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      1,650,000       MI Strategic Fund Solid Waste
                       (S.D. Warren & Company)                      7.375%     01/15/2022             01/15/2006 1     $  1,703,015
-----------------------------------------------------------------------------------------------------------------------------------
         750,000       Mount Clemens, MI Hsg. Corp.
                       (FHA Section 8), Series A                    6.600      06/01/2022             06/01/2006 1          757,643
-----------------------------------------------------------------------------------------------------------------------------------
          95,000       Royal Oak, MI Hospital Finance
                       Authority (William Beaumont
                       Hospital)                                    5.500      01/01/2018             01/01/2006 1           97,021
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       Tri-City Village, MI Hsg. Corp.
                       (Tri-City Apartments)                        7.750      08/15/2023             02/15/2006 1           70,309
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Wayne, MI State University                   5.650      11/15/2015             05/15/2006 1          125,250
                                                                                                                       ------------
                                                                                                                         11,058,152
-----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--0.2%
          70,000       Brainerd, MN Health Care
                       Facilities (Benedictine Health
                       System)                                      6.000      02/15/2020             02/15/2006 1           70,142
-----------------------------------------------------------------------------------------------------------------------------------
         985,000       Mahtomedi, MN Multifamily
                       (Briarcliff) 5                               7.350      06/01/2036             06/01/2008 1        1,009,369
-----------------------------------------------------------------------------------------------------------------------------------
         720,000       MN (Duluth Airport)                          6.250      08/01/2014             02/01/2006 1          721,699
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       MN Agricultural & Economic
                       Devel. Board                                 7.250      08/01/2020             08/01/2008 1        1,067,090
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       MN HFA (Single Family Mtg.)                  5.600      07/01/2022             08/01/2007 2           45,814
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       MN HFA (Single Family Mtg.),
                       Series D-2                                   5.950      01/01/2017             01/01/2006 1           15,018
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Plymouth, MN Health Facilities
                       (Healthspan Health System/North
                       Memorial Medical Center)                     6.250      06/01/2016             06/01/2006 1           56,780
                                                                                                                       ------------
                                                                                                                          2,985,912
-----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--1.4%
       3,000,000       Adams County, MS Environmental
                       Improvement (International Paper
                       Company)                                     6.250      09/01/2023             12/01/2009 1        3,200,700
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Alcorn County, MS Hospital
                       (Magnolia Regional Health Center)            5.750      10/01/2013             04/01/2006 1        1,014,560
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Biloxi, MS GO                                5.900      10/01/2019             10/01/2009 1           51,488
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Gulfport, MS Hospital Facility
                       (Gulfport Memorial Hospital)                 6.125      07/01/2015             01/01/2006 1           40,395
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       Jones County, MS Solid Waste
                       Disposal (International Paper
                       Company)                                     5.800      10/01/2021             10/01/2009 1           46,044
-----------------------------------------------------------------------------------------------------------------------------------
       8,260,000       MS Business Finance Corp.
                       (System Energy Resources)                    5.875      04/01/2022             04/01/2006 1        8,397,116
-----------------------------------------------------------------------------------------------------------------------------------
         200,000       MS Devel. Bank Special Obligation            5.500      07/01/2031             07/01/2011 1          205,872
-----------------------------------------------------------------------------------------------------------------------------------
       2,750,000       MS Higher Education Assistance
                       Corp., Series C                              6.750      09/01/2014             03/01/2006 1        2,758,278
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       MS Home Corp. (GNMA Collateral
                       Mtg.), Series B                              6.500      12/01/2024             06/01/2006 1           20,183
-----------------------------------------------------------------------------------------------------------------------------------
         685,000       MS Home Corp. (Single Family Mtg.)           5.300      12/01/2023             04/01/2013 1          698,947
-----------------------------------------------------------------------------------------------------------------------------------
         330,000       MS Home Corp. (Single Family Mtg.)           6.250      12/01/2016             12/01/2007 1          331,904
-----------------------------------------------------------------------------------------------------------------------------------
       4,645,000       MS Home Corp. (Single Family Mtg.)           6.350      06/01/2030             03/05/2009 2        4,917,383
-----------------------------------------------------------------------------------------------------------------------------------
         775,000       MS Home Corp. (Single Family Mtg.),
                       Series I                                     7.375      06/01/2028             12/01/2011 1          779,898
-----------------------------------------------------------------------------------------------------------------------------------

26          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         25,000       MS Home Corp., Series A                      6.300%     06/01/2031             06/01/2014 1     $     25,959
-----------------------------------------------------------------------------------------------------------------------------------
         220,000       MS Home Corp., Series B                      6.625      04/01/2027             04/01/2006 1          223,773
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Tupelo, MS GO                                5.900      08/01/2013             02/01/2006 1           20,039
-----------------------------------------------------------------------------------------------------------------------------------
       1,075,000       Warren County, MS Environmental
                       Improvement (International Paper
                       Company)                                     6.250      09/01/2023             09/01/2009 1        1,149,852
                                                                                                                       ------------
                                                                                                                         23,882,391
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.3%
          20,000       Bates County, MO Hospital (Bates
                       County Memorial Hospital)                    5.700      03/01/2026             03/01/2006 1           20,434
-----------------------------------------------------------------------------------------------------------------------------------
       1,395,000       Branson, MO IDA (Branson Hills)              6.250      05/01/2013             05/05/2011 3        1,401,933
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Cameron, MO IDA Health
                       Facilities (Cameron Community
                       Hospital)                                    6.375      12/01/2029             12/01/2010 1           69,391
-----------------------------------------------------------------------------------------------------------------------------------
       4,095,000       Hanley/Eager Road, MO
                       Transportation Devel. District               6.750      12/01/2028             12/01/2010 4        4,095,123
-----------------------------------------------------------------------------------------------------------------------------------
       3,970,000       Kansas City, MO Special
                       Facilities (MCI Overhaul Base)               5.500      09/01/2020             09/01/2015 1        4,289,545
-----------------------------------------------------------------------------------------------------------------------------------
       1,170,000       Kansas City, MO Special
                       Facilities (MCI Overhaul Base)               5.625      09/01/2017             09/01/2015 1        1,279,301
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Lees Summit, MO Tax (Summitwoods
                       Crossing)                                    6.250      05/01/2017             05/01/2008 1           20,470
-----------------------------------------------------------------------------------------------------------------------------------
       1,200,000       Maplewood, MO Tax (Maplewood
                       South Redevel.) 5                            5.200      11/01/2022             09/01/2012 2        1,202,016
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       MO COP (Psychiatric
                       Rehabilitation Center)                       5.800      01/15/2016             01/15/2006 1          500,510
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       MO Devel. Finance Board (Ilus W.
                       Davis Park)                                  5.500      12/01/2015             06/01/2006 1           35,415
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       MO Economic Devel. Export &
                       Infrastructure (Peculiar, MO) 7              6.000      03/01/2007             03/01/2006 1           15,023
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       MO Environmental Improvement &
                       Energy Resources Authority
                       (Missouri-American Water Company)            5.500      01/01/2023             01/01/2006 1           50,071
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       MO Environmental Improvement &
                       Energy Resources Authority
                       (Missouri-American Water Company)            5.850      07/01/2026             01/01/2006 1          120,222
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       MO Environmental Improvement &
                       Energy Resources Authority (St.
                       Louis County Water Company)                  5.500      02/01/2023             02/01/2006 1           45,064
-----------------------------------------------------------------------------------------------------------------------------------
         425,000       MO Environmental Improvement &
                       Energy Resources Authority (St.
                       Louis County Water Company)                  5.500      11/01/2026             05/01/2006 1          425,587
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       MO Environmental Improvement &
                       Energy Resources Authority (St.
                       Louis County Water Company)                  5.700      06/01/2025             06/01/2006 1           60,098
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       MO H&EFA (Freeman Health System)             5.500      02/15/2024             02/15/2006 1           90,205
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       MO Hsg. Devel. Commission
                       (Single Family Hsg.)                         6.000      09/01/2015             03/01/2009 1           10,030
-----------------------------------------------------------------------------------------------------------------------------------

27          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005  / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MISSOURI CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         65,000       MO Hsg. Devel. Commission
                       (Single Family Hsg.)                         6.100%     09/01/2024             09/01/2009 1     $     65,572
-----------------------------------------------------------------------------------------------------------------------------------
       1,180,000       MO Hsg. Devel. Commission
                       (Single Family Hsg.)                         6.450      09/01/2029             05/01/2006 2        1,199,246
-----------------------------------------------------------------------------------------------------------------------------------
         230,000       MO Hsg. Devel. Commission
                       (Single Family Hsg.)                         7.250      09/01/2026             03/01/2006 2          231,389
-----------------------------------------------------------------------------------------------------------------------------------
         200,000       Raymore, MO Tax Increment                    5.000      03/01/2012             03/01/2012            203,436
-----------------------------------------------------------------------------------------------------------------------------------
         300,000       Raymore, MO Tax Increment                    5.000      03/01/2013             03/01/2013            304,221
-----------------------------------------------------------------------------------------------------------------------------------
         275,000       Raymore, MO Tax Increment                    5.125      03/01/2014             03/01/2014            280,310
-----------------------------------------------------------------------------------------------------------------------------------
         230,000       Raymore, MO Tax Increment                    5.125      03/01/2015             03/01/2015            234,365
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000       Richmond Heights, MO Tax
                       Increment & Transportation Sales
                       Tax                                          5.200      11/01/2021             07/21/2015 3        2,498,475
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Sikeston, MO Electric                        5.000      06/01/2022             06/01/2006 1           15,233
-----------------------------------------------------------------------------------------------------------------------------------
       2,215,000       Springfield, MO Land Clearance
                       Devel. Authority (University
                       Plaza Redevel. Corp.)                        6.600      10/01/2011             10/01/2006 1        2,309,846
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       St. Joseph, MO IDA (Shoppes at
                       North Village)                               5.100      11/01/2019             06/06/2018 3          494,830
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       St. Louis County, MO IDA
                       (Covington Manor Apartments)                 6.200      08/20/2020             08/20/2011 1           15,828
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       St. Louis, MO Airport (Lambert
                       Field Fueling Facilities Corp.)              5.250      07/01/2022             07/01/2007 1           30,840
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       St. Louis, MO Airport (Lambert
                       Field Fueling Facilities Corp.)              5.250      07/01/2027             07/01/2007 1          101,948
-----------------------------------------------------------------------------------------------------------------------------------
         130,000       St. Louis, MO IDA
                       (Anheuser-Busch Companies)                   5.875      11/01/2026             05/01/2006 1          132,738
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       St. Louis, MO IDA (Kiel Center
                       Multipurpose Arena)                          7.750      12/01/2013             06/01/2006 1        1,015,100
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       University City, MO IDA
                       (Canterbury Gardens)                         5.900      12/20/2020             06/20/2006 1           10,220
                                                                                                                       ------------
                                                                                                                         22,874,035
-----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.1%
          35,000       Crow, MT Finance Authority
                       (Tribal)                                     5.650      10/01/2017             10/01/2007 1           36,635
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       Crow, MT Finance Authority
                       (Tribal)                                     5.700      10/01/2027             10/01/2009 1          124,526
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       Forsyth, MT Pollution Control
                       (Northwestern Corp.)                         5.900      12/01/2023             06/01/2006 1          120,240
-----------------------------------------------------------------------------------------------------------------------------------
       1,520,000       Forsyth, MT Pollution Control
                       (Northwestern Corp.)                         6.125      05/01/2023             05/01/2006 1        1,523,314
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       MT Board of Hsg. (Single Family
                       Mtg.)                                        6.150      06/01/2030             06/01/2007 1          105,828
-----------------------------------------------------------------------------------------------------------------------------------
         310,000       MT Higher Education Student
                       Assistance Corp.                             5.500      12/01/2031             12/01/2008 1          317,849
                                                                                                                       ------------
                                                                                                                          2,228,392
-----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.7%
      10,000,000       Charter Mac Equity Issuer Trust,
                       Series B3-1 5                                6.000      04/30/2015             04/30/2015         10,707,200
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000       Munimae TE Bond Subsidiary 12                5.125      11/29/2049             09/30/2015 4        6,124,320
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000       Munimae TE Bond Subsidiary 12                5.300      11/29/2049             09/30/2015 4        8,148,880
-----------------------------------------------------------------------------------------------------------------------------------

28          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES CONTINUED
$      3,000,000       Munimae TE Bond Subsidiary 12                5.500%    11/29/2049              09/30/2015 4     $  3,055,350
                                                                                                                       ------------
                                                                                                                         28,035,750
-----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
          35,000       Dawson County, NE Sanitation &
                       Improvement District                         5.550      02/01/2017             02/01/2006 1           35,007
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       NE Investment Finance Authority
                       (Multifamily)                                6.200      06/01/2028             12/01/2006 1           15,306
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       NE Investment Finance Authority
                       (Single Family Hsg.)                         6.700      09/01/2026             03/01/2006 1           40,178
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       NE Investment Finance Authority
                       (Single Family Hsg.), Series B               6.400      09/01/2026             03/01/2006 1            5,020
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       NE Investment Finance Authority
                       (Single Family Hsg.), Series C               6.250      03/01/2021             05/01/2009 1           15,051
-----------------------------------------------------------------------------------------------------------------------------------
         115,000       NE Student Loan (Nebhelp Inc.)               6.000      06/01/2028             03/10/2006 1          116,796
                                                                                                                       ------------
                                                                                                                            227,358
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA--2.4%
       1,040,000       Clark County, NV Industrial
                       Devel. (Nevada Power Company)                5.600      10/01/2030             01/01/2006 1        1,047,758
-----------------------------------------------------------------------------------------------------------------------------------
         845,000       Clark County, NV Industrial
                       Devel. (Nevada Power Company),
                       Series A                                     6.700      06/01/2022             06/01/2006 1          873,477
-----------------------------------------------------------------------------------------------------------------------------------
         400,000       Clark County, NV Industrial
                       Devel. (Southwest Gas Corp.)                 5.450      03/01/2038             03/01/2013 1          421,412
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Clark County, NV Pollution
                       Control (Nevada Power Company)               6.600      06/01/2019             06/01/2006 1          101,402
-----------------------------------------------------------------------------------------------------------------------------------
       8,555,000       Las Vegas, NV Paiute Tribe,
                       Series A 5                                   6.125      11/01/2012             05/30/2010 3        9,238,288
-----------------------------------------------------------------------------------------------------------------------------------
         200,000       Las Vegas, NV Paiute Tribe,
                       Series A                                     6.625      11/01/2017             11/01/2012 1          224,226
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       North Las Vegas, NV Local
                       Improvement                                  6.400      12/01/2022             06/01/2006 1          520,060
-----------------------------------------------------------------------------------------------------------------------------------
         200,000       NV Hsg. Division (Arville)                   6.500      10/01/2016             04/01/2006 1          205,490
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       NV Hsg. Division (Campaige Place)            5.450      10/01/2018             10/01/2008 1           40,801
-----------------------------------------------------------------------------------------------------------------------------------
         290,000       NV Hsg. Division (Multi Unit
                       Hsg.)                                        5.900      10/01/2016             04/01/2010 1          302,148
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       NV Hsg. Division (Single Family
                       Mtg.), Series B                              5.650      10/01/2021             10/01/2010 1           10,325
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       NV Hsg. Division (Single Family
                       Mtg.), Series D-2                            6.350      04/01/2028             04/01/2008 1           15,341
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Reno, NV Hsg. Authority (Ala
                       Moana Apartments)                            6.600      07/01/2026             07/01/2006 1           25,135
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000       Reno, NV Redevel. Agency Tax
                       Allocation, Series A                         6.200      06/01/2018             06/01/2006 1        3,001,320
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       Washoe County, NV (Reno/Sparks
                       Convention)                                  5.600      07/01/2010             07/01/2006 1           60,714
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Washoe County, NV Gas & Water
                       Facilities (Sierra Pacific Power
                       Company)                                     5.900      06/01/2023             06/01/2006 1          101,088
-----------------------------------------------------------------------------------------------------------------------------------
       2,800,000       Washoe County, NV Gas & Water
                       Facilities (Sierra Pacific Power
                       Company)                                     6.300      12/01/2014             01/23/2006 1        2,904,244
-----------------------------------------------------------------------------------------------------------------------------------
       5,085,000       Washoe County, NV Gas Facility
                       (Sierra Pacific Power Company) 5             6.700      11/01/2032             05/01/2006 1        5,112,459
-----------------------------------------------------------------------------------------------------------------------------------

29          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         30,000       Washoe County, NV Water Facility
                       (Sierra Pacific Power Company)               5.900%     06/01/2023             06/01/2006 1     $     30,062
-----------------------------------------------------------------------------------------------------------------------------------
      15,050,000       Washoe County, NV Water Facility
                       (Sierra Pacific Power Company) 5             6.650      06/01/2017             06/01/2006 1       15,786,547
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Washoe, NV HFC (Washoe Mills
                       Apartments)                                  6.125      07/01/2022             07/01/2006 1           15,015
                                                                                                                       ------------
                                                                                                                         40,037,312
-----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.3%
       2,000,000       Manchester, NH Hsg. & Redevel.
                       Authority, Series A 5                        6.750      01/01/2014             01/01/2010 1        2,157,800
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       NH HE&H Facilities Authority
                       (Colby-Sawyer College)                       6.800      06/01/2006             06/01/2006            120,270
-----------------------------------------------------------------------------------------------------------------------------------
         210,000       NH HE&H Facilities Authority
                       (Dartmouth College)                          5.450      06/01/2025             06/01/2006 1          214,502
-----------------------------------------------------------------------------------------------------------------------------------
       2,900,000       NH HE&H Facilities Authority
                       (United Church of Christ
                       Retirement Community)                        7.350      01/01/2018             01/01/2006 1        2,962,640
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       NH HE&HFA (Concord Hospital)                 5.875      10/01/2016             10/01/2006 1           51,859
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       NH HE&HFA (Crotched Mountain
                       Rehabilitation Center)                       5.875      01/01/2020             01/01/2007 1           26,045
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       NH HFA                                       6.125      01/01/2018             01/01/2006 1            5,041
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       NH HFA (Mariners Village)                    6.500      07/01/2026             01/01/2006 1           10,111
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       NH HFA (Prescott Hills
                       Apartments)                                  6.150      07/01/2040             01/01/2010 1           62,521
-----------------------------------------------------------------------------------------------------------------------------------
          95,000       NH HFA (Single Family Mtg.)                  6.050      07/01/2025             01/01/2006 1           95,841
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       NH HFA (Single Family Mtg.),
                       Series B                                     6.050      07/01/2025             01/01/2006 1           15,122
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       NH HFA (Single Family Mtg.),
                       Series C                                     6.900      07/01/2019             07/01/2006 2           55,167
                                                                                                                       ------------
                                                                                                                          5,776,919
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--6.1%
      10,000,000       NJ EDA (Cigarette Tax) 5                     5.625      06/15/2018             06/15/2009 1       10,538,000
-----------------------------------------------------------------------------------------------------------------------------------
      14,000,000       NJ EDA (Cigarette Tax)                       5.625      06/15/2019             06/15/2010 1       14,888,020
-----------------------------------------------------------------------------------------------------------------------------------
       3,500,000       NJ EDA (Continental Airlines)                6.625      09/15/2012             09/15/2012          3,466,960
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000       NJ EDA (Trigen-Trenton District
                       Energy Company)                              6.200      12/01/2010             05/29/2009 3        5,046,100
-----------------------------------------------------------------------------------------------------------------------------------
         745,000       NJ Health Care Facilities
                       Financing Authority (Raritan Bay
                       Medical Center)                              7.250      07/01/2014             01/01/2006 1          769,734
-----------------------------------------------------------------------------------------------------------------------------------
         750,000       NJ Tobacco Settlement Financing
                       Corp.                                        6.125      06/01/2024             06/12/2010 2          819,450
-----------------------------------------------------------------------------------------------------------------------------------
      57,605,000       NJ Tobacco Settlement Financing
                       Corp. (TASC)                                 5.750      06/01/2032             06/01/2012 1       59,872,909
-----------------------------------------------------------------------------------------------------------------------------------
         155,000       NJ Tobacco Settlement Financing
                       Corp. (TASC)                                 6.000      06/01/2037             06/01/2012 1          160,873
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       NJ Tobacco Settlement Financing
                       Corp. (TASC)                                 6.125      06/01/2042             06/01/2012 1          104,462
-----------------------------------------------------------------------------------------------------------------------------------
       4,335,000       NJ Tobacco Settlement Financing
                       Corp. (TASC)                                 6.375      06/01/2032             06/01/2013 1        4,769,540
-----------------------------------------------------------------------------------------------------------------------------------
         865,000       NJ Tobacco Settlement Financing
                       Corp. (TASC)                                 6.750      06/01/2039             06/01/2013 1          968,463
-----------------------------------------------------------------------------------------------------------------------------------

30          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY CONTINUED
$      1,425,000       NJ Tobacco Settlement Financing
                       Corp. (TASC)                                 7.000%     06/01/2041             06/01/2013 1     $  1,625,840
                                                                                                                       ------------
                                                                                                                        103,030,351
-----------------------------------------------------------------------------------------------------------------------------------
New Mexico--0.8%
       3,500,000       Bernalillo County, NM
                       Multifamily Hsg. (Mountain View)             7.500      09/20/2033             09/20/2008 1        3,834,705
-----------------------------------------------------------------------------------------------------------------------------------
       1,175,000       Farmington, NM Pollution Control             5.800      04/01/2022             04/01/2006 1        1,194,905
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Farmington, NM Pollution Control
                       (Public Service Company of New
                       Mexico)                                      5.700      12/01/2016             12/01/2006 1           26,032
-----------------------------------------------------------------------------------------------------------------------------------
         300,000       Farmington, NM Pollution Control
                       (Public Service Company of New
                       Mexico)                                      5.800      04/01/2022             04/01/2006 1          305,115
-----------------------------------------------------------------------------------------------------------------------------------
       4,075,000       Farmington, NM Pollution Control
                       (Public Service Company of New
                       Mexico) 5                                    6.300      12/01/2016             12/01/2008 1        4,247,413
-----------------------------------------------------------------------------------------------------------------------------------
       1,160,000       Farmington, NM Pollution Control
                       (Public Service Company of New
                       Mexico)                                      6.375      04/01/2022             04/01/2007 1        1,229,670
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Hobbs, NM Health Facilities
                       (Evangelical Lutheran Good
                       Samaritan Society)                           5.500      05/01/2026             05/01/2006 1           25,644
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       NM Mtg. Finance Authority
                       (Single Family)                              5.650      07/01/2009             01/01/2007 1           56,775
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       NM Mtg. Finance Authority
                       (Single Family)                              5.700      09/01/2014             09/01/2009 1           10,111
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000       NM Mtg. Finance Authority
                       (Single Family)                              5.850      01/01/2037             12/01/2011 2        1,630,110
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       NM Mtg. Finance Authority
                       (Single Family), Series D                    5.875      09/01/2021             03/01/2010 1            5,062
-----------------------------------------------------------------------------------------------------------------------------------
         150,000       NM Regional Hsg. Authority
                       (Washington Place Apartments)                5.500      08/15/2020             02/15/2013 1          158,721
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Santa Fe, NM Single Family Mtg.
                       (FNMA & GNMA Mtg. Backed
                       Securities), Series A                        6.300      11/01/2028             05/01/2006 1           35,729
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Santa Fe, NM Utility, Series A               5.250      06/01/2017             06/01/2006 1           25,440
                                                                                                                       ------------
                                                                                                                         12,785,432
-----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.4%
       5,000,000       NY Tobacco Settlement Financing
                       Corp. DRIVERS 7                              7.160 8    06/01/2017             06/01/2011 1        5,848,150
-----------------------------------------------------------------------------------------------------------------------------------
         680,000       NYC GO                                       5.750      02/01/2020             02/01/2006 1          691,417
                                                                                                                       ------------
                                                                                                                          6,539,567
-----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--1.2%
         370,000       Asheville, NC COP                            6.500      02/01/2008             02/01/2006 1          370,918
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Burlington, NC Public Housing
                       Assistance Corp. (Alamance
                       Plaza) 7                                     6.750      07/01/2024             01/01/2006 1           80,457
-----------------------------------------------------------------------------------------------------------------------------------
         190,000       Charlotte-Mecklenburg, NC
                       Hospital Authority (Carolinas
                       Medical Center)                              5.750      01/15/2021             01/15/2006 1          193,986
-----------------------------------------------------------------------------------------------------------------------------------

31          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        185,000       Charlotte-Mecklenburg, NC
                       Hospital Authority (Carolinas
                       Medical Center)                              5.875%     01/15/2026             01/15/2006 1     $    188,891
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Columbus, NC IFPCFA
                       (International Paper Corp.)                  6.150      04/01/2021             04/01/2007 1           20,700
-----------------------------------------------------------------------------------------------------------------------------------
       1,120,000       Cumberland County, NC Hospital
                       Facilities (Cumberland County
                       Hospital System)                             5.500      10/01/2014             10/01/2006 1        1,124,066
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Fayetteville, NC State University            8.200      10/01/2009             04/01/2006 1           35,133
-----------------------------------------------------------------------------------------------------------------------------------
       1,560,000       Haywood County, NC IFPCFA
                       (Champion International Corp.)               5.500      10/01/2018             04/01/2006 1        1,578,236
-----------------------------------------------------------------------------------------------------------------------------------
         745,000       Haywood County, NC IFPCFA
                       (Champion International Corp.)               5.750      12/01/2025             12/01/2007 1          753,985
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Haywood County, NC IFPCFA
                       (Champion International Corp.)               6.250      09/01/2025             03/01/2006 1           51,068
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       Haywood County, NC IFPCFA
                       (Champion International Corp.)               6.850      05/01/2014             05/01/2006 1           70,547
-----------------------------------------------------------------------------------------------------------------------------------
       1,910,000       Kinston, NC Hsg. Authority
                       (Kinston Towers)                             6.750      12/01/2018             06/01/2006 1        1,926,159
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       NC Eastern Municipal Power Agency            5.750      01/01/2026             01/01/2011 1           15,692
-----------------------------------------------------------------------------------------------------------------------------------
         665,000       NC Eastern Municipal Power
                       Agency, Series B                             5.500      01/01/2017             01/01/2006 1          666,137
-----------------------------------------------------------------------------------------------------------------------------------
         565,000       NC Eastern Municipal Power
                       Agency, Series B                             5.500      01/01/2021             01/01/2006 1          565,955
-----------------------------------------------------------------------------------------------------------------------------------
         790,000       NC Eastern Municipal Power
                       Agency, Series B                             5.500      01/01/2021             01/01/2006 1          791,335
-----------------------------------------------------------------------------------------------------------------------------------
         630,000       NC Eastern Municipal Power
                       Agency, Series B                             5.500      01/01/2021             01/01/2006 1          636,098
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       NC Eastern Municipal Power
                       Agency, Series B                             6.250      01/01/2023             01/01/2006 1           30,073
-----------------------------------------------------------------------------------------------------------------------------------
       6,815,000       NC HFA 5                                     5.750      03/01/2017             03/01/2007 1        6,979,650
-----------------------------------------------------------------------------------------------------------------------------------
       3,740,000       NC HFA 5                                     6.000      07/01/2016             07/01/2009 1        3,863,046
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       NC HFA (Single Family)                       5.600      09/01/2019             09/01/2007 1           30,893
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       NC HFA, Series H                             5.950      07/01/2021             01/01/2006 1           40,704
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       NC HFA, Series JJ                            6.450      09/01/2027             03/01/2008 1            5,103
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       NC HFA, Series Z                             6.600      09/01/2026             09/01/2006 1           10,094
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       NC Medical Care Commission
                       Hospital (Almance Health System)             5.500      08/15/2013             02/15/2006 1           10,017
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       NC Student Education Assistance
                       Authority (Guaranteed Student
                       Loan)                                        6.350      07/01/2016             07/01/2006 1        1,029,060
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Northampton County, NC IFPCFA
                       (Champion International Corp.)               6.450      11/01/2029             11/01/2009 1           53,517
                                                                                                                       ------------
                                                                                                                         21,121,520
-----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
         710,000       ND HFA, Series B                             5.300      07/01/2024             07/01/2012 1          732,706
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       ND Water Commission (Southwest
                       Pipeline)                                    5.700      07/01/2017             07/01/2007 1           31,015
                                                                                                                       ------------
                                                                                                                            763,721

32          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OHIO--1.8%
$      3,000,000       Akron, Bath, Copley, OH Joint Township
                       Hospital District (Akron General Medical
                       Center) 5                                    5.375%     01/01/2017             01/01/2007 1     $  3,112,140
-----------------------------------------------------------------------------------------------------------------------------------
         685,000       Akron, Bath, Copley, OH Joint Township
                       Hospital District (Akron General Medical
                       Center) 5                                    5.500      01/01/2008             01/01/2006 1          686,185
-----------------------------------------------------------------------------------------------------------------------------------
         165,000       Akron, Bath, Copley, OH Joint Township
                       Hospital District (Akron General Medical
                       Center) 5                                    5.500      01/01/2021             01/01/2006 1          165,751
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Canton, OH Waterworks System                 5.750      12/01/2010             06/01/2006 1        1,022,020
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Canton, OH Waterworks System                 5.850      12/01/2015             06/01/2006 1        1,022,150
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       Centerville, OH GO                           5.625      12/01/2026             12/01/2006 1           71,287
-----------------------------------------------------------------------------------------------------------------------------------
       1,350,000       Cleveland, OH Airport (Continental
                       Airlines)                                    5.500      12/01/2008             01/09/2007 3        1,296,932
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Cleveland, OH Parking Facility               5.500      09/15/2022             09/15/2006 1           67,205
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Columbus, OH Municipal Airport Authority     5.000      01/01/2028             01/01/2008 1           51,464
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Columbus, OH Sewer Improvement Bonds         6.000      09/15/2010             03/15/2006 1           50,696
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Conneaut, OH Hsg. (Section 8 Assisted
                       Project)                                     5.625      07/01/2022             07/01/2006             15,083
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Cuyahoga County, OH Hospital (UHHS/UHC/CHB
                       /UM Obligated Group)                         5.625      01/15/2021             01/15/2006 1           76,627
-----------------------------------------------------------------------------------------------------------------------------------
         190,000       Cuyahoga County, OH Hospital (University
                       Hospitals Health System)                     5.625      01/15/2026             01/15/2006 1          194,089
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Cuyahoga County, OH Hospital (University
                       Hospitals of Cleveland)                      9.000      06/01/2011             06/01/2006 1           11,500
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Cuyahoga County, OH Industrial Devel.
                       (Chippewa)                                   6.600      08/01/2015             08/01/2006 1           51,095
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Eaton, OH Industrial Devel. (Baxter
                       International)                               6.500      12/01/2012             06/01/2006 1        1,535,310
-----------------------------------------------------------------------------------------------------------------------------------
         175,000       Fairfield County, OH Hospital Improvement
                       (Lancaster-Fairfield Community Hospital)     5.500      06/15/2021             06/15/2006 1          176,678
-----------------------------------------------------------------------------------------------------------------------------------
         180,000       Franklin County, OH Mtg.                     5.600      04/20/2039             10/20/2010 1          185,735
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Hamilton County, OH (Judson Care Center)     6.500      08/01/2026             08/01/2006 1           41,776
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Kent State, OH University                    5.500      05/01/2028             11/01/2006 1           10,353
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Lorain County, OH Elderly Hsg. Corp. (Harr
                       Plaza)                                       6.375      07/15/2019             01/15/2006 1           80,388
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Middletown, OH GO                            6.050      12/01/2013             06/01/2006 1           40,289
-----------------------------------------------------------------------------------------------------------------------------------
         425,000       Montgomery County, OH Hospital Revenue
                       (Kettering Medical Center)                   5.500      04/01/2026             04/01/2006 1          435,349
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Montgomery County, OH Multifamily Hsg.
                       (Creekside Villas)                           6.000      09/01/2031             09/01/2009 1           25,848
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Muskingum County, OH Hospital Facilities
                       (Franciscan Sisters of Christian Charity
                       Healthcare Ministry)                         5.375      02/15/2012             02/15/2006 1           30,611
-----------------------------------------------------------------------------------------------------------------------------------

33          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         10,000       Northeast OH Regional Sewer District         5.600%     11/15/2016             11/15/2006 1     $     10,121
-----------------------------------------------------------------------------------------------------------------------------------
       1,880,000       Northeast, OH Regional Sewer District        5.600      11/15/2013             05/15/2006 1        1,902,616
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Northeast, OH Regional Sewer District        5.600      11/15/2014             05/15/2006 1        1,518,045
-----------------------------------------------------------------------------------------------------------------------------------
         335,000       OH Air Quality Devel. Authority (Cincinnati
                       Gas & Electric Company)                      5.450      01/01/2024             01/01/2006 1          335,546
-----------------------------------------------------------------------------------------------------------------------------------
       3,130,000       OH Air Quality Devel. Authority (Cleveland
                       Electric Illuminating Company)               6.000      12/01/2013             12/01/2009 1        3,260,396
-----------------------------------------------------------------------------------------------------------------------------------
         220,000       OH Air Quality Devel. Authority (Cleveland
                       Electric Illuminating Company)               6.000      08/01/2020             08/01/2007 1          229,907
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000       OH Air Quality Devel. Authority (Cleveland
                       Electric Illuminating Company)               6.100      08/01/2020             08/01/2009 1        1,543,515
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       OH Air Quality Devel. Authority (JMG
                       Funding)                                     5.625      01/01/2023             08/01/2009 1           67,657
-----------------------------------------------------------------------------------------------------------------------------------
         185,000       OH Air Quality Devel. Authority
                       (Pennsylvania Power & Light Company)         5.900      05/01/2018             05/01/2006 1          185,178
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       OH Air Quality Devel. Authority
                       (Pennsylvania Power & Light Company)         5.900      05/01/2018             05/01/2006 1           15,014
-----------------------------------------------------------------------------------------------------------------------------------
          45,000       OH Air Quality Devel. Authority
                       (Pennsylvania Power & Light Company)         6.150      08/01/2023             02/01/2006 1           45,509
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       OH Capital Corp. for Hsg. (The Conifers)     6.300      06/01/2028             12/01/2006 1           51,982
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       OH Department of Transportation COP
                       (Rickenbacker Port)                          6.125      04/15/2015             04/15/2006 1           60,131
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       OH Economic Devel.                           6.500      12/01/2009             06/01/2006 1           20,228
-----------------------------------------------------------------------------------------------------------------------------------
         240,000       OH Environmental Facilities (Ford Motor
                       Company)                                     5.950      09/01/2029             09/01/2029            190,195
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       OH HFA                                       5.375      03/01/2026             09/01/2009 1           30,087
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       OH HFA                                       5.750      09/01/2030             07/01/2009 1          120,410
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       OH HFA                                       5.950      09/01/2027             03/01/2006 1           15,324
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       OH HFA                                       6.050      09/01/2017             09/01/2007 1           10,391
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       OH HFA, Series C                             5.750      09/01/2028             09/01/2009 1          108,258
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       OH Student Loan Funding Corp., Series A      7.250      02/01/2008             08/01/2006 1           50,080
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       OH Water Devel. Authority (Cargill)          6.300      09/01/2020             09/01/2006 1           10,214
-----------------------------------------------------------------------------------------------------------------------------------
         550,000       OH Water Devel. Authority (Cincinnati Gas)   5.450      01/01/2024             01/01/2006 1          551,909
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       OH Water Devel. Authority (Cleveland
                       Electric Illuminating Company)               6.100      08/01/2020             08/01/2007 1          124,894
-----------------------------------------------------------------------------------------------------------------------------------
       1,065,000       OH Water Devel. Authority (General Motors
                       Corp.)                                       5.900      06/15/2008             04/05/2008 3          990,695
-----------------------------------------------------------------------------------------------------------------------------------

34          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         65,000       OH Water Devel. Authority (Pennsylvania
                       Power & Light Company)                       6.150%     08/01/2023             02/01/2006 1     $     65,735
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       OH Water Devel. Authority (Pure Water)       5.500      12/01/2011             06/01/2006 1           10,040
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       OH Water Devel. Authority (Pure Water)       5.500      12/01/2018             06/01/2006 1           35,061
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       OH Water Devel. Authority (Pure Water)       6.000      12/01/2008             06/01/2006 1           15,034
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Pleasant, OH Local School District           5.100      12/01/2018             06/01/2006 1           10,015
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Shawnee, OH State University General
                       Receipts, Series A                           7.100      06/01/2009             06/01/2006 1           20,139
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Toledo, OH Hsg. (Commodore Perry)            5.450      12/01/2028             12/01/2010 1           35,996
-----------------------------------------------------------------------------------------------------------------------------------
       8,810,000       Toledo-Lucas County, OH Port Authority (Bax
                       Global) 5                                    6.250      11/01/2013             07/19/2010 2        8,991,486
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       University of Cincinnati, OH COP             5.500      06/01/2013             06/01/2006 1           85,156
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       Wadsworth, OH Hsg. Devel. Corp. (Medina
                       Hsg.)                                        6.200      03/01/2020             03/01/2006 1           90,031
                                                                                                                       ------------
                                                                                                                         31,263,556
-----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--2.1%
       1,040,000       Ardmore, OK Devel. Authority Tax             5.000      11/01/2010             12/12/2008 3        1,041,924
-----------------------------------------------------------------------------------------------------------------------------------
       6,500,000       OK HFA                                       5.700      09/01/2035             06/18/2011 2        6,958,250
-----------------------------------------------------------------------------------------------------------------------------------
         135,000       OK HFA (Homeownership Loan Program)          5.500      09/01/2028             03/01/2013 1          140,022
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       OK HFA (Homeownership Loans)                 5.850      09/01/2020             03/01/2011 1          111,796
-----------------------------------------------------------------------------------------------------------------------------------
       1,605,000       OK HFA (Homeownership Loans)                 6.400      09/01/2030             03/01/2009 1        1,646,377
-----------------------------------------------------------------------------------------------------------------------------------
       1,450,000       OK HFA (Single Family Homeownership Loans)   6.450      03/01/2029             03/01/2008 1        1,469,967
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       OK HFA (Single Family Mtg.)                  5.750      03/01/2029             03/01/2007 2           20,368
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Oklahoma City, OK Community College          5.650      07/01/2013             07/01/2006 1           20,026
-----------------------------------------------------------------------------------------------------------------------------------
         735,000       Oklahoma County, OK Home Finance Authority
                       (Single Family Mtg.)                         5.950      10/01/2035             02/01/2022 1          760,776
-----------------------------------------------------------------------------------------------------------------------------------
         405,000       Rogers County, OK HFA (Multifamily Hsg.),
                       Series A                                     7.750      08/01/2023             02/01/2006 1          413,343
-----------------------------------------------------------------------------------------------------------------------------------
      15,225,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines) 5                                  5.375      12/01/2035             12/01/2006 4       15,010,023
-----------------------------------------------------------------------------------------------------------------------------------
       3,505,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines)                                    5.650      12/01/2035             12/01/2008 4        3,374,649
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000       Tulsa, OK Municipal Airport Trust (American
                       Airlines)                                    6.000      06/01/2035             12/01/2008 4        4,862,000
                                                                                                                       ------------
                                                                                                                         35,829,521
-----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.5%
         850,000       Eugene, OR GO                                5.500      06/01/2010             06/01/2006 1          858,058
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       OR Bond Bank (Economic Devel. Dept.)         6.000      01/01/2015             01/01/2006 1           25,052
-----------------------------------------------------------------------------------------------------------------------------------

35          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
OREGON CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        150,000       OR Hsg. & Community Services Dept.
                       (Mulitfamily), Series A                      5.950%     07/01/2030             07/01/2010 1     $    155,493
-----------------------------------------------------------------------------------------------------------------------------------
         475,000       OR Hsg. & Community Services Dept. (Single
                       Family Mtg.)                                 5.700      07/01/2022             07/01/2009 1          479,133
-----------------------------------------------------------------------------------------------------------------------------------
       1,220,000       OR Hsg. & Community Services Dept. (Single
                       Family Mtg.) 5                               5.750      07/01/2025             02/13/2007 2        1,240,886
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       OR Hsg. & Community Services Dept. (Single
                       Family Mtg.), Series A                       5.450      07/01/2024             01/01/2006 1           25,017
-----------------------------------------------------------------------------------------------------------------------------------
          90,000       OR Hsg. & Community Services Dept. (Single
                       Family Mtg.), Series A                       5.800      07/01/2016             07/01/2007 1           91,435
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       OR Hsg. & Community Services Dept. (Single
                       Family Mtg.), Series A                       6.200      07/01/2027             07/01/2009 1           10,368
-----------------------------------------------------------------------------------------------------------------------------------
         255,000       OR Hsg. & Community Services Dept. (Single
                       Family Mtg.), Series F                       5.650      07/01/2028             07/01/2009 1          260,725
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       OR Hsg. & Community Services Dept. (Single
                       Family Mtg.), Series H                       6.000      07/01/2027             07/01/2008 1           81,995
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       OR Hsg. & Community Services Dept.,
                       Series B                                     5.900      07/01/2019             07/01/2009 1          103,550
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       OR Hsg. (Elderly & Disabled Hsg.)            6.300      08/01/2026             08/01/2006 1           20,162
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Port of Oakland, OR  Airport                 5.625      07/01/2026             07/01/2006 1           82,305
-----------------------------------------------------------------------------------------------------------------------------------
       4,485,000       Port of Oakland, OR Airport (Portland
                       International Airport) 5                     5.600      07/01/2012             07/01/2006 1        4,618,205
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Port of Portland, OR Airport (Portland
                       International Airport)                       5.625      07/01/2016             07/01/2006 1           36,021
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Port of Umatilla, OR Water                   6.450      08/01/2014             02/01/2006 1           35,083
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Port St. Helen's, OR Pollution Control
                       (Portland General Electric Company)          7.125      12/15/2014             06/15/2006 1           50,753
-----------------------------------------------------------------------------------------------------------------------------------
         475,000       Washington County, OR Hsg. Authority
                       (Bethany Meadows II)                         5.850      09/01/2027             09/01/2007 1          496,798
                                                                                                                       ------------
                                                                                                                          8,671,039
PENNSYLVANIA--2.2%
       1,250,000       Allegheny County, PA HDA (West Penn
                       Allegheny Health System)                     9.250      11/15/2022             11/15/2012 1        1,493,725
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Allegheny County, PA HDA (West Penn
                       Allegheny Health System)                     9.250      11/15/2030             11/15/2010 1        1,190,720
-----------------------------------------------------------------------------------------------------------------------------------
       1,600,000       Carbon County, PA IDA (Panther Creek
                       Partners)                                    6.650      05/01/2010             11/17/2007 3        1,718,768
-----------------------------------------------------------------------------------------------------------------------------------
      12,300,000       PA EDFA (National Gypsum Company) 5          6.125      11/02/2027             11/02/2010 1       13,032,834
-----------------------------------------------------------------------------------------------------------------------------------
       8,120,000       PA EDFA (National Gypsum Company)            6.250      11/01/2027             04/01/2011 1        8,677,682
-----------------------------------------------------------------------------------------------------------------------------------
       9,000,000       PA EDFA (Northampton Generating) 5           6.400      01/01/2009             01/22/2008 3        8,999,460
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000       PA EDFA (Northampton Generating)             6.500      01/01/2013             01/22/2008 3        1,999,860
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       PA EDFA (Northampton Generating)             6.750      01/01/2007             01/04/2006 3            5,045

36          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA CONTINUED
$        500,000       Philadelphia, PA Authority for Industrial
                       Devel. (Cathedral Village)                   5.750%     04/01/2034             04/01/2006 4     $    500,030
                                                                                                                       ------------
                                                                                                                         37,618,124
-----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.0%
       3,500,000       Central Falls, RI Detention Facility         6.750      01/15/2013             05/17/2011 3        3,640,700
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       RI Clean Water Finance Agency (Triton
                       Ocean)                                       5.800      09/01/2022             09/01/2007 1           15,767
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       RI GO                                        5.500      08/01/2007             08/01/2006 1          101,160
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       RI Health & Educational Building Corp.
                       (Johnson & Wales University)                 6.100      04/01/2026             04/01/2006 1           82,130
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       RI Hsg. & Mtg. Finance Corp. (Homeownership
                       Opportunity)                                 7.550      10/01/2022             06/03/2006 1           20,167
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       RI Student Loan Authority                    6.450      12/01/2015             06/01/2006 1           30,801
-----------------------------------------------------------------------------------------------------------------------------------
       1,370,000       RI Tobacco Settlement Financing Corp.
                       (TASC)                                       6.250      06/01/2042             06/01/2012 1        1,439,582
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000       RI Tobacco Settlement Financing Corp.
                       (TASC), Series A                             6.000      06/01/2023             01/12/2010 2        3,148,590
-----------------------------------------------------------------------------------------------------------------------------------
      24,295,000       RI Tobacco Settlement Financing Corp.
                       (TASC), Series A                             6.125      06/01/2032             06/01/2012 1       25,325,351
                                                                                                                       ------------
                                                                                                                         33,804,248
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.6%
          35,000       Charleston County, SC Hospital Facilities
                       (Medical Society Health)                     5.000      10/01/2022             04/01/2006 1           35,023
-----------------------------------------------------------------------------------------------------------------------------------
         165,000       Charleston County, SC Hospital Facilities
                       (Medical Society Health)                     5.500      10/01/2019             04/01/2006 1          165,297
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Charleston County, SC Hospital Facilities
                       (Medical Society Health)                     6.000      10/01/2009             04/01/2006 1           65,148
-----------------------------------------------------------------------------------------------------------------------------------
       2,390,000       Darlington County, SC Industrial Devel.
                       (Sonoco Products Company)                    6.000      04/01/2026             04/01/2006 1        2,445,854
-----------------------------------------------------------------------------------------------------------------------------------
       2,805,000       Darlington County, SC Industrial Devel.
                       (Sonoco Products Company)                    6.125      06/01/2025             06/01/2007 1        2,864,606
-----------------------------------------------------------------------------------------------------------------------------------
         260,000       Florence County, SC Industrial Devel.
                       (Stone Container Corp.)                      7.375      02/01/2007             02/01/2006 1          260,156
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Georgetown County, SC Environmental
                       Improvement (International Paper Company)    5.700      10/01/2021             10/01/2009 1           20,534
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Greenville, SC Hospital System Board,
                       Series B                                     5.700      05/01/2012             05/01/2006 1           25,673
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Marion County, SC Hospital District          5.500      11/01/2015             05/01/2006 1           40,863
-----------------------------------------------------------------------------------------------------------------------------------
         180,000       Orangeburg County, SC Solid Waste (South
                       Carolina Electric & Gas Company)             5.700      11/01/2024             09/01/2009 1          180,860
-----------------------------------------------------------------------------------------------------------------------------------
       2,315,000       Richland County, SC Environmental
                       Improvement (International Paper Company)    6.100      04/01/2023             04/01/2014 1        2,490,130
-----------------------------------------------------------------------------------------------------------------------------------
       1,630,000       SC Connector 2000 Assoc. Toll Road,
                       Series B 5                                   4.670 6    01/01/2011             01/01/2010 1        1,293,535
-----------------------------------------------------------------------------------------------------------------------------------
       1,635,000       SC Connector 2000 Assoc. Toll Road,
                       Series B 5                                   5.600 6    01/01/2021             01/01/2010 1          715,721
-----------------------------------------------------------------------------------------------------------------------------------

37          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        720,000       SC Connector 2000 Assoc. Toll Road,
                       Series B 5                                   5.700% 6   01/01/2026             01/01/2010 1     $    231,473
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       SC EDA (Tuomey Regional Medical Center)      5.500      11/01/2020             05/01/2006 1           56,183
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       SC Education Assistance Authority (Student
                       Loans)                                       6.000      09/01/2008             09/01/2006 1           20,228
-----------------------------------------------------------------------------------------------------------------------------------
         795,000       SC Hsg. Finance & Devel. Authority           5.875      07/01/2009             07/01/2009            819,621
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       SC Hsg. Finance & Devel. Authority           5.950      07/01/2029             05/01/2009 1           15,478
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       SC Hsg. Finance & Devel. Authority
                       (Westbury Place)                             6.050      07/01/2027             01/01/2006 1           15,015
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       SC Hsg. Finance & Redevel. Authority,
                       Series A-2                                   6.750      07/01/2026             07/01/2006 1           10,078
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       SC Jobs-Economic Devel. Authority (Anderson
                       Area Medical Center)                         5.250      02/01/2026             02/01/2006 1           40,848
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       SC Jobs-Economic Devel. Authority
                       (Plasti-Line, Inc.)                          6.250      07/01/2017             01/01/2006 1           10,012
-----------------------------------------------------------------------------------------------------------------------------------
      10,630,000       SC Tobacco Settlement Management Authority,
                       Series B 5                                   6.000      05/15/2022             06/05/2010 2       11,229,532
-----------------------------------------------------------------------------------------------------------------------------------
      17,445,000       SC Tobacco Settlement Management Authority,
                       Series B                                     6.375      05/15/2028             05/15/2012 1       18,691,620
-----------------------------------------------------------------------------------------------------------------------------------
       2,205,000       SC Tobacco Settlement Management Authority,
                       Series B                                     6.375      05/15/2030             04/28/2017 3        2,479,765
-----------------------------------------------------------------------------------------------------------------------------------
         130,000       SC Western Carolina Regional Sewer
                       Authority                                    5.500      03/01/2010             03/01/2006 1          137,935
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Spartanburg County, SC Health Services       5.300      04/15/2025             04/15/2006 1           20,421
-----------------------------------------------------------------------------------------------------------------------------------
         155,000       Spartanburg County, SC Health Services,
                       Series A                                     5.500      04/15/2027             04/15/2007 1          161,426
                                                                                                                       ------------
                                                                                                                         44,543,035
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.0%
          25,000       SD Education Loans                           5.600      06/01/2020             06/01/2010 1           26,102
-----------------------------------------------------------------------------------------------------------------------------------
       9,885,000       SD Educational Enhancement Funding Corp.
                       Tobacco Settlement 5                         6.500      06/01/2032             06/01/2013 1       10,590,690
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       SD H&EFA (Prairie Lakes Health Care System)  5.650      04/01/2022             04/01/2010 1           51,890
-----------------------------------------------------------------------------------------------------------------------------------
       5,625,000       SD Hsg. Devel. Authority (Homeownership)     5.375      05/01/2018             11/01/2009 2        5,782,669
                                                                                                                       ------------
                                                                                                                         16,451,351
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.6%
          15,000       Benton County, TN GO                         5.500      12/01/2021             12/01/2006 1           15,593
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Blount County, TN Hospital, Series B         5.125      07/01/2019             07/01/2008 1           10,054
-----------------------------------------------------------------------------------------------------------------------------------
       5,185,000       Maury County, TN Industrial Devel. Board
                       (General Motors Corp.) 5                     6.500      09/01/2024             09/01/2024          4,000,383
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Maury County, TN Industrial Devel. Board
                       (Occidental Petroleum Corp.)                 6.250      08/01/2018             08/01/2011 1        1,097,700
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Memphis, TN HFC (Saint's Court Apartments)   6.000      09/01/2013             09/01/2007 1           10,113
-----------------------------------------------------------------------------------------------------------------------------------
         160,000       Metropolitan Government Nashville &
                       Davidson County, TN Water & Sewer            5.500      01/01/2016             01/01/2006 1          160,304
-----------------------------------------------------------------------------------------------------------------------------------

38          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      3,000,000       Smyrna, TN Hsg. Assoc. (Imperial Garden
                       Apartments)                                  6.450%     10/20/2035             10/20/2010 1     $  3,338,370
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       South Fulton, TN Industrial Devel. Board
                       (Tyson Foods)                                6.350      10/01/2015             04/01/2006 1           35,747
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       South Fulton, TN Industrial Devel. Board
                       (Tyson Foods)                                6.400      10/01/2020             04/01/2006 1           51,070
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       TN Hsg. Devel. Agency                        5.250      07/01/2022             01/01/2012 1           25,361
-----------------------------------------------------------------------------------------------------------------------------------
       1,020,000       TN Hsg. Devel. Agency                        5.400      07/01/2009             01/01/2006 1        1,041,685
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       TN Hsg. Devel. Agency                        5.850      07/01/2023             07/01/2009 1           30,524
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       TN Hsg. Devel. Agency                        6.375      07/01/2022             07/01/2008 1           10,115
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       TN Hsg. Devel. Agency (Homeownership
                       Program)                                     6.050      07/01/2016             07/01/2008 1           20,284
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Unicoi County, TN Health Educational & Hsg.
                       Facilities (Erwin Health Care Associates)    5.875      03/20/2016             03/20/2006 1           20,066
                                                                                                                       ------------
                                                                                                                          9,867,369
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS--9.6%
       1,370,000       Alliance Airport Authority, TX (Federal
                       Express Corp.)                               6.375      04/01/2021             04/01/2006 1        1,406,141
-----------------------------------------------------------------------------------------------------------------------------------
       6,350,000       Angelina & Neches, TX River Authority
                       (Temple-Inland)                              5.650      09/01/2012             09/02/2007 1        6,547,358
-----------------------------------------------------------------------------------------------------------------------------------
      24,700,000       Austin, TX Convention Enterprises
                       (Convention Center)                          5.750      01/01/2032             01/01/2011 1       25,687,012
-----------------------------------------------------------------------------------------------------------------------------------
       8,540,000       Austin, TX Convention Enterprises
                       (Convention Center)                          6.000      01/01/2023             01/01/2011 1        9,115,596
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Austin, TX Higher Education Authority (St.
                       Edwards University)                          5.250      08/01/2023             08/01/2008 1           65,934
-----------------------------------------------------------------------------------------------------------------------------------
         705,000       Austin, TX Independent School District       5.700      08/01/2011             08/01/2006 1          714,919
-----------------------------------------------------------------------------------------------------------------------------------
         605,000       Austin, TX Utility System                    6.730 6    11/15/2014             05/15/2006 1          326,603
-----------------------------------------------------------------------------------------------------------------------------------
         120,000       Bexar County, TX HFC (Doral Club)            8.750      10/01/2036             10/01/2013 1          121,562
-----------------------------------------------------------------------------------------------------------------------------------
       1,525,000       Bexar, TX Metropolitan Water District        6.000      05/01/2015             05/01/2006 1        1,558,901
-----------------------------------------------------------------------------------------------------------------------------------
       4,400,000       Brazos River Authority, TX (Centerpoint
                       Energy) 5                                    7.750      12/01/2018             12/01/2008 1        4,829,528
-----------------------------------------------------------------------------------------------------------------------------------
       1,085,000       Brazos River Authority, TX (Johnson County
                       Surface Water and Treatment System)          5.800      09/01/2011             09/01/2006 1        1,102,186
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Brazos River Authority, TX (TXU Energy
                       Company)                                     6.300      07/01/2032             07/01/2014 1           21,469
-----------------------------------------------------------------------------------------------------------------------------------
      14,085,000       Brazos River Authority, TX (TXU Energy
                       Company)                                     6.750      04/01/2038             04/01/2013 4       15,919,430
-----------------------------------------------------------------------------------------------------------------------------------
         115,000       Brazos River Authority, TX (TXU Energy
                       Company)                                     6.750      10/01/2038             10/01/2014 1          127,910
-----------------------------------------------------------------------------------------------------------------------------------
       6,300,000       Brazos River Authority, TX (TXU Energy
                       Company)                                     7.700      04/01/2033             04/01/2013 1        7,408,296
-----------------------------------------------------------------------------------------------------------------------------------
         250,000       Brazos River, TX Harbor Navigation District
                       (Dow Chemical Company)                       6.625      05/15/2033             05/15/2012 1          278,323
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Cass County, TX Industrial Devel. Corp.
                       (International Paper Company)                6.000      09/01/2025             09/01/2012 1           26,099
-----------------------------------------------------------------------------------------------------------------------------------

39          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$        285,000       Cass County, TX Industrial Devel. Corp.
                       (International Paper Corp.)                  6.600%     03/15/2024             03/15/2010 1     $    304,847
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Cleburne, TX Waterworks & Sewer              5.375      02/15/2022             02/15/2006 1           25,058
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Copperas Cove, TX Health Facilities Devel.
                       Corp. (AHS/FH/JCH/MH/MAH Obligated Group)    5.500      11/15/2017             05/15/2006 1           15,323
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Crandall, TX Independent School District     6.000      02/15/2024             02/15/2006 1           20,044
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000       Dallas-Fort Worth, TX International
                       Airport 7                                   10.427 8    05/01/2010             11/01/2011 1        2,984,650
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000       Dallas-Fort Worth, TX International Airport
                       DRIVERS 5,7                                  7.130 8    11/01/2021             11/01/2009 1       11,001,500
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000       Dallas-Fort Worth, TX International Airport
                       DRIVERS 5,7                                  8.379 8    01/01/2035             01/01/2009 1        8,663,700
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Dallas-Fort Worth, TX Regional Airport       5.625      11/01/2015             05/01/2006 1          125,230
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Dallas-Fort Worth, TX Regional Airport       6.000      11/01/2012             05/01/2006 1           25,052
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       De Soto, TX Park Devel. Corp.                5.250      02/15/2016             02/15/2016 1          100,249
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Dilley, TX Special Project (Department of
                       Criminal Justice)                            7.000      04/01/2009             04/01/2006 1           15,140
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Galveston, TX HFC (Friendswood)              6.250      04/01/2029             04/01/2006 1           20,065
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Grand Prairie, TX HFC (Windsor Hsg.
                       Foundation)                                  6.875      02/01/2025             02/01/2006 1           30,689
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Gulf Coast, TX IDA (Valero Energy Corp.)     5.600      12/01/2031             06/01/2010 1           20,303
-----------------------------------------------------------------------------------------------------------------------------------
       3,575,000       Gulf Coast, TX Waste Disposal Authority
                       (International Paper Company)                6.100      08/01/2024             08/01/2012 1        3,804,515
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Gulf Coast, TX Waste Disposal Authority
                       (Valero Energy Corp.)                        6.650      04/01/2032             04/01/2011 1           32,499
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Harlingen, TX Consolidated Independent
                       School District                              5.650      08/15/2029             08/15/2009 1           43,022
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Harris County, TX (Port Houston)             5.750      10/01/2017             10/01/2006 1           50,772
-----------------------------------------------------------------------------------------------------------------------------------
       3,750,000       Harris County, TX DRIVERS 7                  9.519 8    08/15/2035             08/15/2010 1        4,457,625
-----------------------------------------------------------------------------------------------------------------------------------
         160,000       Harris County, TX Health Facilities Devel.
                       Authority (Memorial Hospital Systems)        5.500      06/01/2024             06/01/2007 1          167,112
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Harris County, TX Health Facilities Devel.
                       Authority (Texas Medical Center)             6.000      05/15/2026             05/15/2006 1           25,731
-----------------------------------------------------------------------------------------------------------------------------------
       4,053,000       Harris County, TX HFC                        6.300      09/01/2032             01/18/2008 2        4,143,828
-----------------------------------------------------------------------------------------------------------------------------------
          80,000       Harris County, TX Industrial Devel. Corp.
                       (Continental Airlines)                       5.375      07/01/2019             08/09/2014 3           67,158
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Harrison County, TX HFDC (Marshall Regional
                       Medical Center)                              5.500      01/01/2018             01/01/2010 1           51,822
-----------------------------------------------------------------------------------------------------------------------------------
       2,343,000       Heart of TX HFC (Waco Parkside Village)      7.400      09/20/2035             09/20/2011 1        2,554,760
-----------------------------------------------------------------------------------------------------------------------------------

40          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$      5,265,000       Houston, TX Airport Special Facilities
                       (Continental Airlines) 10                    6.125%     07/15/2017             07/09/2013 3     $  4,930,988
-----------------------------------------------------------------------------------------------------------------------------------
       2,305,000       Houston, TX Hsg. Corp. (6800 Long Drive
                       Apartments)                                  6.625      02/01/2020             02/01/2007 1        2,408,495
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       Lancaster, TX GO                             5.500      02/15/2009             02/15/2006 1          110,309
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       Laredo, TX GO                                5.300      02/15/2008             02/15/2006 1          501,260
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Lewisville, TX HFC (Lewisville Limited)      5.600      12/01/2029             12/01/2007 1           55,571
-----------------------------------------------------------------------------------------------------------------------------------
      11,670,000       Lower CO River Authority, TX Pollution
                       Control (Samsung Electronics Company)        6.375      04/01/2027             04/01/2007 1       12,274,039
-----------------------------------------------------------------------------------------------------------------------------------
         230,000       Lubbock, TX HFC (Las Colinas Quail Creek
                       Apartments)                                  6.750      07/01/2010             07/01/2010 3          234,655
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Matagorda County, TX Navigation District
                       (Centerpoint Energy)                         8.000      05/01/2029             04/10/2008 3          135,880
-----------------------------------------------------------------------------------------------------------------------------------
         290,000       Matagorda County, TX Navigation District
                       (Central Power & Light Company)              6.125      05/01/2030             05/01/2006 1          298,253
-----------------------------------------------------------------------------------------------------------------------------------
         500,000       McLennan County, TX Junior College District  5.750      04/15/2015             04/15/2006 1          503,635
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Metro TX Health Facilities Devel. Corp.
                       (Wilson N. Jones Memorial Hospital)          5.600      01/01/2017             01/01/2006 1           10,016
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Metro, TX Health Facilities Devel. Corp.
                       (Wilson N. Jones Memorial Hospital)          5.500      01/01/2012             01/01/2006 1           20,035
-----------------------------------------------------------------------------------------------------------------------------------
       1,800,000       Midland, TX COP (Airport Subordinated Lien)  5.850      03/01/2013             03/01/2006 1        1,807,164
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       North Central, TX Health Facility Devel.
                       Corp. (Zale Lipshy University Hospital)      5.450      04/01/2019             04/01/2007 1           25,832
-----------------------------------------------------------------------------------------------------------------------------------
       1,770,000       North Forest, TX Independent School
                       District GO                                  6.000      08/15/2025             02/15/2006 1        1,774,514
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       Nueces County, TX HFC (Dolphins Landing
                       Apartments)                                  8.000      07/01/2030             07/01/2010 1          112,193
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Port Corpus Christi, TX Industrial Devel.
                       Corp. (Valero Energy Corp.)                  5.400      04/01/2018             04/01/2010 1           10,396
-----------------------------------------------------------------------------------------------------------------------------------
          70,000       Sabine, TX River Authority Pollution
                       Control (Southwestern Electric Power
                       Company)                                     6.100      04/01/2018             04/01/2006 1           71,850
-----------------------------------------------------------------------------------------------------------------------------------
         465,000       Sabine, TX River Authority Pollution
                       Control (TXU Electric Company)               6.450      06/01/2021             06/01/2010 1          498,782
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       San Antonio, TX Hotel Occupancy Tax (Henry
                       Gonzalez)                                    5.700      08/15/2026             08/15/2006 1           51,641
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       San Antonio, TX Water                        5.600      05/15/2021             05/15/2006 1           25,699
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       Texoma Area, TX Solid Waste Authority
                       (Initial Facility)                           5.500      02/15/2029             02/15/2010 1           66,143
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Trinity, TX River Authority (Red Oak Sewer)  7.600      02/01/2009             02/01/2006 1           55,389
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Trinity, TX River Authority (TXU Energy
                       Company)                                     6.250      05/01/2028             05/01/2013 1           27,129
-----------------------------------------------------------------------------------------------------------------------------------

41          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
 $     3,545,000       TX Affordable Hsg. Corp. (Fire Fighter &
                       Law Security)                                5.250%     09/01/2039             09/01/2020 1     $  3,677,618
-----------------------------------------------------------------------------------------------------------------------------------
       3,300,000       TX Affordable Hsg. Corp. (Professional
                       Educators)                                   5.100      09/01/2039             03/01/2015 1        3,391,245
-----------------------------------------------------------------------------------------------------------------------------------
       1,765,000       TX Department of Hsg. & Community Affairs    5.200      01/01/2025             11/26/2007 3        1,813,061
-----------------------------------------------------------------------------------------------------------------------------------
         855,000       TX Department of Hsg. & Community Affairs
                       (Single Family)                              5.650      03/01/2029             09/01/2009 1          879,376
-----------------------------------------------------------------------------------------------------------------------------------
         855,000       TX Department of Hsg. & Community Affairs
                       (Single Family)                              5.700      09/01/2029             09/01/2009 1          880,000
-----------------------------------------------------------------------------------------------------------------------------------
         310,000       TX Department of Hsg. & Community Affairs
                       (Single Family)                              5.800      09/01/2029             09/01/2007 1          319,359
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       TX Dormitory Finance Authority (Temple
                       Junior College Foundation)                   5.875      09/01/2022             09/01/2012 1           69,651
-----------------------------------------------------------------------------------------------------------------------------------
          95,000       TX GO                                        5.750      08/01/2020             02/01/2006 1           95,165
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       TX GO                                        6.000      12/01/2030             12/01/2010 1           37,410
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       TX GO                                        6.250      12/01/2026             12/01/2010 1           25,666
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       TX Panhandle Elderly Apartments Corp.
                       (Pampa Partnership Ltd.)                     7.000      05/01/2010             06/18/2008 3            4,945
-----------------------------------------------------------------------------------------------------------------------------------
       1,660,000       TX Panhandle HFA (Amarillo Affordable Hsg.)  6.250      03/01/2010             03/01/2008 3        1,709,402
-----------------------------------------------------------------------------------------------------------------------------------
       2,520,000       TX Panhandle HFA (Amarillo Affordable Hsg.)  6.625      03/01/2020             03/01/2012 1        2,662,355
-----------------------------------------------------------------------------------------------------------------------------------
       4,675,000       TX Panhandle HFA (Amarillo Affordable Hsg.)  6.750      03/01/2031             03/01/2010 1        4,952,508
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       TX Public Property Finance Corp.             5.500      09/01/2013             03/01/2006 1           20,071
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       TX State College Student Loans               6.000      08/01/2015             02/01/2006 1           25,036
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       TX State College Student Loans               6.000      08/01/2016             02/01/2006 1           25,036
-----------------------------------------------------------------------------------------------------------------------------------
         515,000       TX State College Student Loans               6.000      08/01/2019             02/01/2006 1          519,903
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       TX State Veterans Hsg. Assistance, Series B  6.100      06/01/2031             12/01/2009 1          116,469
-----------------------------------------------------------------------------------------------------------------------------------
         110,000       TX Turnpike Authority (President George
                       Bush Turnpike)                               5.000      01/01/2025             01/01/2008 1          112,290
-----------------------------------------------------------------------------------------------------------------------------------
         170,000       TX Turnpike Authority (President George
                       Bush Turnpike)                               5.250      01/01/2023             01/01/2006 1          173,562
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       TX Veterans Hsg. Assistance                  5.500      06/01/2032             12/01/2010 1           20,522
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       TX Veterans Hsg. Assistance, Series A        5.400      12/01/2011             12/01/2007 1           25,951
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       TX Veterans Hsg. Assistance, Series A        5.450      12/01/2012             12/01/2007 1           25,908
-----------------------------------------------------------------------------------------------------------------------------------
         625,000       Willow Fork, TX Drain District, Series A     5.250      09/01/2011             09/01/2006 1          630,281
                                                                                                                       ------------
                                                                                                                        162,230,619
U.S. POSSESSIONS--0.3%
       1,240,000       Puerto Rico Children's Trust Fund (TASC)     5.375      05/15/2033             05/15/2012 1        1,263,349
-----------------------------------------------------------------------------------------------------------------------------------
       1,925,000       Puerto Rico Municipal Finance Agency
                       RITES 7                                      7.207 8    08/01/2013             08/01/2009 1        2,268,574
-----------------------------------------------------------------------------------------------------------------------------------
         750,000       V.I. Public Finance Authority, Series A      6.375      10/01/2019             10/01/2010 1          836,873
                                                                                                                       ------------
                                                                                                                          4,368,796

42          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
UTAH--2.1%
      12,560,000       Emery County, UT Environmental
$                      Improvement (Pacificorp) 5                   6.150%     09/01/2030             09/01/2006 1  $    12,982,016
-----------------------------------------------------------------------------------------------------------------------------------
         260,000       Emery County, UT Pollution Control
                       (Pacificorp)                                 5.625      11/01/2023             05/01/2006 1          260,395
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       Emery County, UT Pollution Control
                       (Pacificorp)                                 5.650      11/01/2023             05/01/2006 1          105,195
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Intermountain, UT Power Agency               5.000      07/01/2013             07/01/2006 1           10,015
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Intermountain, UT Power Agency               5.000      07/01/2021             07/01/2006 1           30,801
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       Intermountain, UT Power Agency               5.700      07/01/2017             07/01/2006 1           51,561
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       St. George, UT Industrial Devel.
                       (Albertson's)                                5.400      07/15/2008             01/15/2006 1           10,007
-----------------------------------------------------------------------------------------------------------------------------------
      19,200,000       Tooele County, UT Hazardous Waste
                       Treatment (Union Pacific Corp.)              5.700      11/01/2026             04/28/2008 1       20,110,080
-----------------------------------------------------------------------------------------------------------------------------------
       1,145,000       UT HFA                                       5.950      01/01/2029             01/01/2007 1        1,172,411
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       UT HFA                                       6.450      07/01/2027             01/01/2008 1           20,226
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       UT HFA (Colonial Pointe Apartments)          6.750      07/20/2036             01/20/2006 1           20,759
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       UT State Building Ownership Authority,
                       Series A                                     5.750      08/15/2011             02/15/2006 1           30,087
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       UT University Campus Facilities System,
                       Series A                                     6.750      10/01/2014             04/01/2006 1           20,345
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       West Valley, UT Industrial Devel.
                       (Albertson's)                                6.350      10/01/2008             04/01/2006 1           10,121
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       West Valley, UT Industrial Devel.
                       (Albertson's)                                6.400      10/01/2009             04/01/2006 1          101,203
                                                                                                                    ---------------
                                                                                                                         34,935,222
-----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
          20,000       VT E&HBFA (Lyndon Institute)                 6.000      12/01/2006             06/13/2006 3           20,192
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       VT E&HBFA (Lyndon Institute)                 6.600      12/01/2014             12/01/2006 1           51,634
-----------------------------------------------------------------------------------------------------------------------------------
          65,000       VT E&HBFA (Middlebury College)               5.375      11/01/2026             11/01/2006 1           67,174
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       VT Educational & Health Buildings Agency
                       (Middlebury College)                         5.500      11/01/2016             11/01/2006 1           10,374
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       VT HFA (Multifamily Hsg.), Series A          5.750      02/15/2029             02/15/2009 1           35,842
-----------------------------------------------------------------------------------------------------------------------------------
       1,445,000       VT HFA (Single Family) 10                    5.450      05/01/2026             11/01/2009 1        1,469,912
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       VT HFA (Single Family), Series 11A           5.900      05/01/2019             07/15/2006 2           60,395
-----------------------------------------------------------------------------------------------------------------------------------
         285,000       VT HFA (Single Family), Series 7A            6.250      11/01/2022             05/01/2006 1          289,523
                                                                                                                    ---------------
                                                                                                                          2,005,046
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--2.8%
          25,000       Alexandria, VA IDA (Alexandria Hospital)     5.500      07/01/2014             01/01/2006 1           25,034
-----------------------------------------------------------------------------------------------------------------------------------
         680,000       Alexandria, VA IDA Pollution Control
                       (Potomac Electric Power Company)             5.375      02/15/2024             02/15/2006 1          681,578
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       Alexandria, VA IDA Pollution Control
                       (Potomac Electric Power Company)             5.375      02/15/2024             02/15/2006 1           40,063
-----------------------------------------------------------------------------------------------------------------------------------

43          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         75,000       Alexandria, VA Redevel. & Hsg. Authority     5.500%     01/01/2029             01/01/2006 1  $        76,595
                       (Buckingham Village Apartments)
-----------------------------------------------------------------------------------------------------------------------------------
       2,975,000       Fairfax County, VA Redevel. & Hsg.
                       Authority (Burke Shire Commons)              7.600      10/01/2036             10/01/2006 1        3,140,023
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Loudoun County, VA IDA (George Washington
                       University)                                  6.250      05/15/2022             05/15/2006 1           25,486
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Manassas, VA GO, Series B                    6.000      05/01/2014             05/01/2006 1           10,219
-----------------------------------------------------------------------------------------------------------------------------------
         165,000       Norfolk, VA Water                            5.375      11/01/2023             05/01/2006 1          165,254
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       Norfolk, VA Water                            5.875      11/01/2020             05/01/2006 1        1,021,990
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       Norfolk, VA Water                            5.900      11/01/2025             05/01/2006 1          107,305
-----------------------------------------------------------------------------------------------------------------------------------
       3,800,000       Pittsylvania County, VA IDA (Multitrade of
                       Pittsylvania)                                7.450      01/01/2009             01/01/2006 1        3,888,084
-----------------------------------------------------------------------------------------------------------------------------------
       5,200,000       Pittsylvania County, VA IDA (Multitrade of
                       Pittsylvania)                                7.500      01/01/2014             01/01/2006 1        5,322,200
-----------------------------------------------------------------------------------------------------------------------------------
       6,750,000       Pittsylvania County, VA IDA (Multitrade of
                       Pittsylvania) 5                              7.550      01/01/2019             01/01/2006 1        6,903,225
-----------------------------------------------------------------------------------------------------------------------------------
       1,965,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.060 6    08/15/2020             08/15/2010 1          882,285
-----------------------------------------------------------------------------------------------------------------------------------
         330,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.430 6    08/15/2017             08/15/2010 1          177,933
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.510 6    08/15/2016             08/15/2010 1        1,121,760
-----------------------------------------------------------------------------------------------------------------------------------
       1,615,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.520 6    08/15/2021             08/15/2010 1          679,737
-----------------------------------------------------------------------------------------------------------------------------------
         140,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.530 6    08/15/2022             08/15/2010 1           55,597
-----------------------------------------------------------------------------------------------------------------------------------
         285,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.590 6    08/15/2018             08/15/2010 1          142,523
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.630 6    08/15/2024             08/15/2010 1           12,154
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         6.100 6    08/15/2014             08/15/2010 1           63,332
-----------------------------------------------------------------------------------------------------------------------------------
       9,950,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road) 5                       5.000      08/15/2010             08/15/2010         10,236,759
-----------------------------------------------------------------------------------------------------------------------------------
       7,400,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road) 5                       5.000      08/15/2011             08/15/2010 1        7,563,392
-----------------------------------------------------------------------------------------------------------------------------------
       3,100,000       Pocahontas Parkway Assoc., VA (Route 895
                       Connector Toll Road)                         5.250      08/15/2008             08/15/2008          3,195,108
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Portsmouth, VA Redevel. & Hsg. Authority
                       (Chowan Apartments)                          5.850      12/20/2030             08/20/2007 1           25,870
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       Richmond, VA IDA (Virginia Commonwealth
                       University Real Estate Foundation)           5.550      01/01/2031             01/01/2013 1          106,844
-----------------------------------------------------------------------------------------------------------------------------------
          55,000       Richmond, VA Redevel. & Hsg. Authority
                       (Tobacco Row)                                7.400      11/20/2031             05/20/2006 1           55,087
-----------------------------------------------------------------------------------------------------------------------------------
          60,000       Southampton County, VA IDA Medical
                       Facilities Mtg.                              5.625      01/15/2022             07/15/2009 1           62,741
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000       VA Gateway Community Devel. Authority        6.375      03/01/2030             03/01/2013 1        1,101,040
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       VA Hsg. Devel. Authority, Series E           5.700      05/01/2011             01/01/2006 1           51,061
-----------------------------------------------------------------------------------------------------------------------------------

44          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         45,000       VA Hsg. Devel. Authority, Series J           6.250%     05/01/2015             01/01/2007 1  $        46,371
                                                                                                                    ---------------
                                                                                                                         46,986,650
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.9%
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Chelan County, WA Public Utility District    5.600      07/01/2032             07/01/2007 1          129,241
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       King County, WA Hsg. Authority (Cascadian
                       Apartments)                                  6.850      07/01/2024             01/01/2006 1           15,104
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       King County, WA Hsg. Authority (Fairwood
                       Apartments)                                  6.000      12/01/2025             06/01/2006 1          100,537
-----------------------------------------------------------------------------------------------------------------------------------
         105,000       Pend Oreille County, WA Public Utility
                       District No. 1, Series A                     6.375      01/01/2015             01/01/2006 1          107,108
-----------------------------------------------------------------------------------------------------------------------------------
          75,000       Pierce County, WA Hsg. Authority             5.800      12/01/2023             12/01/2008 1           77,248
-----------------------------------------------------------------------------------------------------------------------------------
         300,000       Port Kalama, WA, Series B                    5.550      12/01/2010             12/01/2006 1          303,060
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Port of Seattle, WA, Series B                5.750      09/01/2017             09/01/2006 1           20,467
-----------------------------------------------------------------------------------------------------------------------------------
         920,000       Seattle, WA Hsg. Authority (Hilltop
                       Manor/Spring Manor)                          5.375      10/20/2018             03/16/2013 2          999,046
-----------------------------------------------------------------------------------------------------------------------------------
       1,545,000       Seattle, WA Hsg. Authority (Hilltop
                       Manor/Spring Manor)                          5.875      10/20/2028             10/20/2013 1        1,738,542
-----------------------------------------------------------------------------------------------------------------------------------
       1,170,000       Snohomish County, WA (Cedar Street
                       Apartments)                                  6.300      05/01/2017             05/01/2007 1        1,199,671
-----------------------------------------------------------------------------------------------------------------------------------
       1,510,000       Snohomish County, WA (Cedar Street
                       Apartments)                                  6.400      05/01/2027             05/01/2007 1        1,550,226
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Tacoma, WA Hsg. Authority (Polynesia
                       Village Apartments)                          5.900      06/01/2029             12/01/2006 1           25,420
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000       Vancouver, WA Downtown Redevel. Authority
                       (Conference Center)                          6.000      01/01/2028             01/01/2014 1        1,646,115
-----------------------------------------------------------------------------------------------------------------------------------
       2,175,000       WA Economic Devel. Finance Authority
                       (Lindal Cedar Homes)                         5.800      11/01/2017             05/01/2006 1        2,243,056
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       WA Health Care Facilities Authority (Grays
                       Harbor Community Hospital)                   5.700      07/01/2016             07/01/2006 1          102,938
-----------------------------------------------------------------------------------------------------------------------------------
         100,000       WA Health Care Facilities Authority
                       (Harrison Memorial Hospital)                 5.300      08/15/2014             02/15/2006 1          100,236
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       WA Health Care Facilities Authority
                       (Harrison Memorial Hospital)                 5.400      08/15/2023             02/15/2006 1           10,021
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       WA Health Care Facilities Authority
                       (Highline Community Hospital)                5.500      08/15/2014             02/15/2006 1           25,293
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       WA HFC (Clare House Apartments)              5.750      07/01/2030             07/01/2008 1           25,616
-----------------------------------------------------------------------------------------------------------------------------------
          50,000       WA HFC (Presbyterian Ministries)             5.300      01/01/2019             01/01/2009 1           51,722
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       WA HFC (Single Family)                       5.250      12/01/2017             06/01/2008 1           15,372
-----------------------------------------------------------------------------------------------------------------------------------
          40,000       WA HFC (Virginia Mason Research Center)      5.700      01/01/2024             01/01/2010 1           41,717
-----------------------------------------------------------------------------------------------------------------------------------
          35,000       WA Higher Education Facilities Authority
                       (Pacific Lutheran University)                5.700      11/01/2026             11/01/2006 1           36,285
-----------------------------------------------------------------------------------------------------------------------------------
      14,950,000       WA Tobacco Settlement Authority (TASC)       6.500      06/01/2026             06/01/2013 1       16,147,346
-----------------------------------------------------------------------------------------------------------------------------------
       5,090,000       WA Tobacco Settlement Authority (TASC)       6.625      06/01/2032             06/01/2013 1        5,497,404
                                                                                                                    ---------------
                                                                                                                         32,208,791

45          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--1.3%
$     11,925,000       Braxton County, WV Solid Waste Disposal
                       (Weyerhaeuser Company)                       5.800%     06/01/2027             07/29/2007 1  $    12,253,415
-----------------------------------------------------------------------------------------------------------------------------------
       6,565,000       Braxton County, WV Solid Waste Disposal
                       (Weyerhaeuser Company)                       6.125      04/01/2026             10/23/2006 1        6,780,004
-----------------------------------------------------------------------------------------------------------------------------------
          10,000       Harrison County, WV (Potomac Edison
                       Company) 7                                   6.250      05/01/2023             05/01/2006 1           10,099
-----------------------------------------------------------------------------------------------------------------------------------
          20,000       Harrison County, WV (West Penn Power
                       Company)                                     6.300      05/01/2023             05/01/2006 1           20,201
-----------------------------------------------------------------------------------------------------------------------------------
          15,000       Huntington, WV Sewer                         5.375      11/01/2023             05/01/2006 1           15,025
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Jefferson County, WV Residental Mtg.,
                       Series A 7                                   7.750      01/01/2007             01/01/2006 1           30,013
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000       Monongalia County, WV Pollution Control
                       (Potomac Edison Company)                     5.950      04/01/2013             04/01/2006 1        2,021,340
-----------------------------------------------------------------------------------------------------------------------------------
         260,000       Monongalia County, WV Pollution Control
                       (West Penn Power Company)                    5.950      04/01/2013             04/01/2006 1          261,794
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Pleasants County, WV Pollution Control
                       (West Penn Power Company)                    5.500      04/01/2029             04/01/2009 1           26,285
-----------------------------------------------------------------------------------------------------------------------------------
           5,000       WV Hsg. Devel., Series B                     5.350      11/01/2032             05/01/2010 1            5,079
                                                                                                                    ---------------
                                                                                                                         21,423,255
-----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--4.7%
          30,000       Ashwaubenon, WI Industrial Devel. (Shopko
                       Stores)                                      6.400      05/01/2008             05/01/2006 1           30,110
-----------------------------------------------------------------------------------------------------------------------------------
       1,455,000       Badger, WI Tobacco Asset Securitization
                       Corp.                                        6.000      06/01/2017             06/01/2012 1        1,530,325
-----------------------------------------------------------------------------------------------------------------------------------
      30,135,000       Badger, WI Tobacco Asset Securitization
                       Corp.                                        6.125      06/01/2027             01/23/2010 2       31,831,902
-----------------------------------------------------------------------------------------------------------------------------------
      27,845,000       Badger, WI Tobacco Asset Securitization
                       Corp.                                        6.375      06/01/2032             06/01/2012 1       29,695,857
-----------------------------------------------------------------------------------------------------------------------------------
         515,000       Badger, WI Tobacco Asset Securitization
                       Corp.                                        7.000      06/01/2028             06/01/2012 1          572,278
-----------------------------------------------------------------------------------------------------------------------------------
          85,000       Janesville, WI Industrial Devel.
                       (Paramount Communications)                   7.000      10/15/2017             04/15/2006 1           86,206
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       Milwaukee County, WI Airport, Series A       6.000      12/01/2015             12/01/2006 1           30,692
-----------------------------------------------------------------------------------------------------------------------------------
          25,000       Oak Creek, WI Hsg. Authority (Wood Creek)    5.140 6    01/20/2010             01/20/2006 1           20,075
-----------------------------------------------------------------------------------------------------------------------------------
         125,000       Superior, WI Water Supply Facilities
                       (Superior Water, Light & Power Company)      6.125      11/01/2021             11/01/2006 1          127,999
-----------------------------------------------------------------------------------------------------------------------------------
         400,000       WI GO                                        5.300      05/01/2023             05/01/2008 1          401,728
-----------------------------------------------------------------------------------------------------------------------------------
          30,000       WI GO                                        5.500      11/01/2026             11/01/2008 1           30,752
-----------------------------------------------------------------------------------------------------------------------------------
       2,695,000       WI GO                                        5.750      11/01/2014             05/01/2006 1        2,700,471
-----------------------------------------------------------------------------------------------------------------------------------
         115,000       WI GO                                        6.000      05/01/2027             11/01/2006 1          116,519
-----------------------------------------------------------------------------------------------------------------------------------
       1,555,000       WI H&EFA (AHC/SLMC/HMH/AMCS Obligated
                       Group)                                       5.875      08/15/2026             08/15/2006 1        1,608,725
-----------------------------------------------------------------------------------------------------------------------------------
         470,000       WI H&EFA (Aurora Medical Group)              5.750      11/15/2025             05/15/2006 1          483,141
-----------------------------------------------------------------------------------------------------------------------------------

46          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                                                                       EFFECTIVE
       PRINCIPAL                                                                                        MATURITY
          AMOUNT                                                   COUPON        MATURITY           (UNAUDITED)*              VALUE
------------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
------------------------------------------------------------------------------------------------------------------------------------
$      1,000,000       WI H&EFA (Hess Memorial Hospital Assoc.)     7.875%     11/01/2022             05/01/2006 1  $     1,022,780
------------------------------------------------------------------------------------------------------------------------------------
         110,000       WI H&EFA (Meriter Hospital)                  6.000      12/01/2017             12/01/2006 1          113,796
------------------------------------------------------------------------------------------------------------------------------------
          25,000       WI Hsg. & Economic Devel. Authority          5.800      11/01/2013             06/01/2006 1           25,029
------------------------------------------------------------------------------------------------------------------------------------
       6,130,000       WI Hsg. & Economic Devel. Authority          5.800      09/01/2017             07/01/2007 1        6,323,708
------------------------------------------------------------------------------------------------------------------------------------
       2,030,000       WI Hsg. & Economic Devel. Authority          6.000      09/01/2015             03/01/2008 1        2,037,186
------------------------------------------------------------------------------------------------------------------------------------
         620,000       WI Hsg. & Economic Devel. Authority,
                       Series A                                     5.650      11/01/2023             04/01/2006 1          620,676
------------------------------------------------------------------------------------------------------------------------------------
          25,000       WI Hsg. & Economic Devel. Authority,
                       Series A                                     5.800      11/01/2013             06/01/2006 1           25,029
------------------------------------------------------------------------------------------------------------------------------------
          35,000       WI Hsg. & Economic Devel. Authority,
                       Series A                                     6.500      11/01/2026             07/01/2007 1           35,742
------------------------------------------------------------------------------------------------------------------------------------
          35,000       WI Hsg. & Economic Devel. Authority,
                       Series A                                     6.850      11/01/2012             01/01/2006 1           35,058
------------------------------------------------------------------------------------------------------------------------------------
          15,000       WI Hsg. & Economic Devel. Authority,
                       Series C                                     5.875      11/01/2019             06/01/2006 1           15,018
                                                                                                                    ----------------
                                                                                                                         79,520,802
------------------------------------------------------------------------------------------------------------------------------------
WYOMING--1.3%
         205,000       Jackson, WY National Rural Utilities
                       Cooperative (Lower Valley Power & Light
                       Company)                                     5.875      05/01/2026             05/01/2007 1          210,676
------------------------------------------------------------------------------------------------------------------------------------
          30,000       Lincoln County, WY Pollution Control
                       (PacifiCorp)                                 5.625      11/01/2021             05/01/2006 1           30,046
------------------------------------------------------------------------------------------------------------------------------------
      20,395,000       Sweetwater County, WY Pollution Control
                       (Idaho Power Company)                        6.050      07/15/2026             07/15/2006 1       21,019,495
                                                                                                                    ----------------
                                                                                                                         21,260,217
------------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,673,979,424)--102.9%                                                             1,743,996,118
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(2.9)                                                                            (49,938,686)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS--100.0%                                                                                                  $ 1,694,057,432
                                                                                                                    ================

FOOTNOTES TO STATEMENT OF INVESTMENTS

* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

1. Optional call date; corresponds to the most conservative yield calculation.

2. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

3. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

4. Date of mandatory put.

5. Security has been segregated for collateral to cover borrowings. See accompanying Notes to Quarterly Statement of Investments.

6. Zero coupon bond reflects effective yield on the date of purchase.

7. Illiquid security. The aggregate value of illiquid securities as of December 31, 2005 was $102,677,771, which represents 6.06% of the Fund's net assets. See accompanying Notes to Quarterly Statement of Investments.

8. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes to Quarterly Statement of Investments..

9. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

10. When-issued security or forward commitment to be delivered and settled after December 31, 2005. See accompanying Notes to Quarterly Statement of Investments.

11. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

12. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $17,328,550 or 1.02% of the Fund's net assets as of December 31, 2005.


47          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

Summary of Ratings     December 31, 2005/Unaudited
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY RATINGS CATEGORY, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

RATINGS                                                                  PERCENT
--------------------------------------------------------------------------------
AAA                                                                        26.5%
AA                                                                          3.5
A                                                                          11.3
BBB                                                                        53.6
BB                                                                          1.8
B                                                                           2.4
Not Rated                                                                   0.9
                                                                         -------
TOTAL                                                                     100.0%
                                                                         =======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ADA       Atlanta Development Authority
AHC       Aurora Health Center
AHS       Adventist Health System
AMCS      Aurora Medical Center of Sheboygan County
CAU       Clark Atlanta University
CDA       Communities Development Authority
CHB       Community Hospital of Bedford
COP       Certificates of Participation
DRIVERS   Derivative Inverse Tax Exempt Receipts
E&HBFA    Educational Health Buildings Financing Agency
EDA       Economic Development Authority
EDC       Economic Development Corp.
EDFA      Economic Development Finance Authority
EF&CD     Environmental Facilities and Community Development
FHA       Federal Housing Agency
FHW       Florida Hospital/Waterman
FNMA      Federal National Mortgage Assoc.
GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Development Authority
HDC       Housing Development Corp.
HE&H      Higher Educational and Health
HE&HFA    Higher Education and Health Facilities Authority
HFA       Housing Finance Agency/Authority
HFC       Housing Finance Corp.
HFDC      Health Facilities Development Corp.
HMH       Hartford Memorial Hospital


48          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

IDA       Industrial Development Agency
IFPCFA    Industrial Facilities and Pollution Control Financing Authority
IRS       Inverse Rate Security
JCH       Jellico Community Hospital
MAH       Metroplex Adventist Hospital
MH        Memorial Hospital
NYC       New York City
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
SLMC      St. Luke's Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
UHC       University Hospitals of Cleveland
UHHS      University Hospitals Health System
UM        University-Mednet
V.I.      United States Virgin Islands

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities               $ 1,674,147,758
                                             ===============

Gross unrealized appreciation                $    74,420,280
Gross unrealized depreciation                     (4,571,920)
                                             ---------------
Net unrealized appreciation                  $    69,848,360
                                             ===============

NOTES TO FINANCIAL STATEMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities


49          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Oppenheimer Limited Term Municipal Fund
STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of December 31, 2005, the Fund had purchased $20,563,973 of securities issued on a when-issued basis or forward commitment.

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $103,023,719 as of December 31, 2005.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $80,201, representing less than 0.005% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Until terminated on January 21, 2005, the Fund had entered into an agreement which enabled it to participate with certain other Oppenheimer funds in a committed, unsecured line of credit with a bank, which permitted borrowings up to $540 million, collectively. Interest was charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.09% per annum.

Effective January 21, 2005 the Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.2703% as of December 31, 2005). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.


50          |          OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006